UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

May 31, 2017

SSC-QTLY-0717
1.912894.106

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
Ford Motor Co.:
6.375% 2/1/29	$2,670,000	$3,087,663
6.625% 10/1/28	770,000	907,930
General Motors Co.:
3.5% 10/2/18	3,180,000	3,240,751
6.25% 10/2/43	1,365,000	1,492,557
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,015,000	1,016,169
3.25% 5/15/18	1,670,000	1,691,867
3.5% 7/10/19	3,787,000	3,876,029
3.7% 5/9/23	13,335,000	13,428,892
4.25% 5/15/23	1,875,000	1,939,176
4.375% 9/25/21	7,321,000	7,718,896
		38,399,930
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	425,000	460,408
6.875% 8/15/18	650,000	689,545
President and Fellows of Harvard College:
3.15% 7/15/46	190,000	180,575
3.3% 7/15/56	190,000	180,013
University of Southern California 3.841% 10/1/47	705,000	727,664
		2,238,205
Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc. 3.125% 6/15/26	1,090,000	1,074,525
McDonald's Corp.:
1.875% 5/29/19	1,400,000	1,403,032
2.625% 1/15/22	680,000	687,067
2.75% 12/9/20	1,005,000	1,026,437
3.7% 1/30/26	3,139,000	3,270,028
4.7% 12/9/35	1,385,000	1,504,898
		8,965,987
Household Durables - 0.1%
D.R. Horton, Inc. 4% 2/15/20	19,700,000	20,527,164
Newell Brands, Inc. 4.2% 4/1/26	515,000	546,480
Toll Brothers Finance Corp.:
4.375% 4/15/23	5,000,000	5,118,750
5.875% 2/15/22	12,000,000	13,230,000
		39,422,394
Media - 0.4%
21st Century Fox America, Inc.:
4.75% 9/15/44	1,710,000	1,760,505
4.95% 10/15/45	50,000	52,798
5.4% 10/1/43	965,000	1,091,287
6.15% 3/1/37	2,054,000	2,510,452
6.15% 2/15/41	1,035,000	1,280,254
7.75% 12/1/45	1,484,000	2,101,942
CBS Corp. 4.3% 2/15/21	270,000	287,987
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	11,002,000	11,802,770
4.908% 7/23/25	7,565,000	8,187,547
5.375% 5/1/47 (a)	15,000,000	15,631,575
6.384% 10/23/35	2,535,000	2,980,227
6.484% 10/23/45	720,000	860,327
Comcast Corp.:
3.3% 2/1/27	70,000	71,260
3.6% 3/1/24	850,000	897,593
4.6% 8/15/45	2,615,000	2,815,968
5.7% 7/1/19	1,100,000	1,187,864
Discovery Communications LLC 5.625% 8/15/19	138,000	148,215
NBCUniversal, Inc.:
4.375% 4/1/21	430,000	466,344
5.15% 4/30/20	3,135,000	3,432,916
Scripps Networks Interactive, Inc.:
3.5% 6/15/22	1,105,000	1,143,767
3.95% 6/15/25	710,000	733,115
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	17,255,547
5.5% 9/1/41	2,591,000	2,763,840
5.875% 11/15/40	5,543,000	6,193,687
6.55% 5/1/37	6,351,000	7,613,903
6.75% 7/1/18	1,413,000	1,485,168
7.3% 7/1/38	6,393,000	8,140,654
8.25% 4/1/19	6,565,000	7,274,571
8.75% 2/14/19	1,400,000	1,553,371
Time Warner, Inc.:
3.55% 6/1/24	3,131,000	3,168,478
3.8% 2/15/27	575,000	573,534
4.7% 1/15/21	2,175,000	2,337,246
4.9% 6/15/42	7,000,000	6,938,176
6.2% 3/15/40	2,433,000	2,811,930
Viacom, Inc.:
5.625% 9/15/19	775,000	832,055
5.85% 9/1/43	345,000	369,490
Walt Disney Co.:
1.85% 7/30/26	1,330,000	1,214,497
2.55% 2/15/22	335,000	341,186
2.75% 8/16/21	200,000	205,455
		130,517,501
Specialty Retail - 0.0%
Home Depot, Inc.:
2.125% 9/15/26	130,000	122,514
2.625% 6/1/22	260,000	265,271
3.75% 2/15/24	4,005,000	4,285,250
4.875% 2/15/44	525,000	607,402
5.875% 12/16/36	300,000	389,583
Lowe's Companies, Inc. 4.25% 9/15/44	585,000	608,636
		6,278,656

TOTAL CONSUMER DISCRETIONARY		225,822,673

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	10,553,000	10,722,186
3.3% 2/1/23	13,075,000	13,486,287
3.65% 2/1/26	12,330,000	12,680,678
4.7% 2/1/36	10,761,000	11,719,644
4.9% 2/1/46	13,451,000	14,911,927
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22	1,593,000	1,688,929
5.375% 1/15/20	4,375,000	4,758,906
Constellation Brands, Inc. 4.75% 11/15/24	5,595,000	6,122,855
PepsiCo, Inc.:
2.75% 3/5/22	900,000	924,408
2.75% 3/1/23	780,000	793,203
3.1% 7/17/22	260,000	270,528
3.6% 3/1/24	2,352,000	2,477,957
4.5% 1/15/20	1,925,000	2,060,289
		82,617,797
Food & Staples Retailing - 0.0%
CVS Health Corp.:
3.5% 7/20/22	640,000	666,657
3.875% 7/20/25	625,000	654,727
5.125% 7/20/45	125,000	141,549
5.3% 12/5/43	265,000	303,841
Kroger Co. 2.3% 1/15/19	170,000	171,359
Wal-Mart Stores, Inc.:
5.25% 9/1/35	780,000	948,617
5.625% 4/1/40	525,000	670,297
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,723,404
		6,280,451
Food Products - 0.0%
General Mills, Inc. 5.65% 2/15/19	440,000	467,780
H.J. Heinz Co.:
3% 6/1/26	615,000	589,705
5% 7/15/35	190,000	203,476
5.2% 7/15/45	310,000	331,752
Kraft Foods Group, Inc. 5.375% 2/10/20	1,750,000	1,903,972
The J.M. Smucker Co. 3.5% 3/15/25	310,000	318,742
Tyson Foods, Inc. 3.95% 8/15/24	450,000	471,556
Unilever Capital Corp. 4.25% 2/10/21	375,000	402,814
		4,689,797
Household Products - 0.0%
Procter & Gamble Co. 3.1% 8/15/23	1,005,000	1,049,451
Tobacco - 0.0%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,598,277
4% 1/31/24	1,830,000	1,957,899
9.25% 8/6/19	449,000	517,544
Philip Morris International, Inc. 3.875% 8/21/42	975,000	938,243
Reynolds American, Inc.:
2.3% 6/12/18	2,234,000	2,245,416
4% 6/12/22	1,548,000	1,648,239
5.7% 8/15/35	1,287,000	1,506,497
6.15% 9/15/43	1,299,000	1,615,388
7.25% 6/15/37	2,443,000	3,329,714
		15,357,217

TOTAL CONSUMER STAPLES		109,994,713

ENERGY - 1.1%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,313,795
Halliburton Co.:
4.75% 8/1/43	570,000	598,520
6.7% 9/15/38	170,000	220,209
Nabors Industries, Inc. 4.625% 9/15/21	2,090,000	2,105,675
		4,238,199
Oil, Gas & Consumable Fuels - 1.1%
Amerada Hess Corp. 7.875% 10/1/29	3,089,000	3,830,304
Anadarko Finance Co. 7.5% 5/1/31	4,758,000	6,152,755
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,762,000	1,892,122
5.55% 3/15/26	4,166,000	4,676,972
6.6% 3/15/46	4,900,000	6,069,400
6.95% 7/1/24	975,000	1,160,972
Apache Corp.:
3.25% 4/15/22	270,000	275,785
6% 1/15/37	415,000	486,202
BP Capital Markets PLC 3.245% 5/6/22	2,960,000	3,066,995
Buckeye Partners LP 2.65% 11/15/18	125,000	125,674
Canadian Natural Resources Ltd. 5.85% 2/1/35	2,743,000	3,040,901
Cenovus Energy, Inc. 5.25% 6/15/37 (a)	605,000	591,754
Chesapeake Energy Corp.:
6.625% 8/15/20	28,840,000	29,993,600
8% 12/15/22 (a)	8,662,000	9,365,788
Chevron Corp.:
1.961% 3/3/20	650,000	652,430
2.355% 12/5/22	840,000	837,852
2.566% 5/16/23	4,322,000	4,352,837
4.95% 3/3/19	975,000	1,030,097
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	949,000	953,365
3.3% 6/1/20	4,641,000	4,748,476
4.5% 6/1/25	1,418,000	1,521,527
Conoco, Inc. 6.95% 4/15/29	425,000	555,713
ConocoPhillips Co. 2.4% 12/15/22	2,350,000	2,326,112
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,017,000	2,047,255
5.35% 3/15/20 (a)	2,258,000	2,359,610
5.85% 5/21/43 (a)(b)	7,892,000	7,379,020
DCP Midstream Operating LP:
2.5% 12/1/17	1,182,000	1,182,000
2.7% 4/1/19	1,070,000	1,064,650
3.875% 3/15/23	17,626,000	17,220,602
5.6% 4/1/44	3,773,000	3,584,350
Devon Energy Corp.:
5% 6/15/45	290,000	297,951
5.6% 7/15/41	475,000	515,227
Ecopetrol SA:
4.125% 1/16/25	270,000	264,600
5.875% 5/28/45	400,000	369,360
El Paso Corp. 6.5% 9/15/20	12,030,000	13,457,456
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,148,000	1,143,282
3.9% 5/15/24 (b)	1,210,000	1,201,979
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,155,874
Enbridge, Inc.:
4.25% 12/1/26	1,943,000	2,048,149
5.5% 12/1/46	2,242,000	2,505,415
Encana Corp. 6.5% 8/15/34	200,000	229,291
Enterprise Products Operating LP:
4.85% 3/15/44	2,250,000	2,366,827
6.5% 1/31/19	2,075,000	2,227,766
EOG Resources, Inc.:
3.9% 4/1/35	205,000	201,840
4.1% 2/1/21	285,000	301,802
Exxon Mobil Corp.:
2.397% 3/6/22	1,575,000	1,591,463
4.114% 3/1/46	855,000	896,389
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	930,731
4.15% 2/1/24	300,000	310,745
Magellan Midstream Partners LP 4.25% 9/15/46	65,000	63,396
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,131,113
MPLX LP:
4.5% 7/15/23	1,235,000	1,315,101
5.2% 3/1/47	125,000	129,361
Nakilat, Inc. 6.067% 12/31/33 (a)	666,000	779,220
Noble Energy, Inc.:
4.15% 12/15/21	1,185,000	1,253,147
5.25% 11/15/43	295,000	306,827
6% 3/1/41	360,000	410,772
Occidental Petroleum Corp.:
2.6% 4/15/22	325,000	327,225
2.7% 2/15/23	1,655,000	1,667,489
3.125% 2/15/22	472,000	486,652
4.1% 2/1/21	670,000	713,557
ONEOK Partners LP:
3.375% 10/1/22	1,065,000	1,083,451
6.65% 10/1/36	400,000	477,231
Petro-Canada 6.8% 5/15/38	350,000	462,922
Petrobras Global Finance BV:
5.625% 5/20/43	8,280,000	6,913,800
7.25% 3/17/44	34,097,000	33,790,127
Petroleos Mexicanos:
4.25% 1/15/25	1,040,000	1,020,552
4.625% 9/21/23	7,965,000	8,119,521
4.875% 1/18/24	2,616,000	2,668,320
5.375% 3/13/22 (a)	2,525,000	2,689,605
6.375% 2/4/21	2,660,000	2,911,104
6.375% 1/23/45	11,698,000	11,605,586
6.5% 3/13/27 (a)	1,440,000	1,571,400
6.5% 6/2/41	49,530,000	49,891,569
Phillips 66 Co.:
4.3% 4/1/22	1,979,000	2,141,320
4.875% 11/15/44	305,000	324,348
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,550,000	10,811,260
Schlumberger Investment SA 3.65% 12/1/23	210,000	221,927
Shell International Finance BV:
2.125% 5/11/20	850,000	856,821
3.25% 5/11/25	1,465,000	1,504,159
4.3% 9/22/19	425,000	449,185
Southwestern Energy Co. 5.8% 1/23/20 (b)	3,298,000	3,347,470
Spectra Energy Partners LP:
2.95% 9/25/18	585,000	593,045
4.75% 3/15/24	6,000,000	6,494,940
Sunoco Logistics Partner Operations LP 5.35% 5/15/45	850,000	860,997
The Williams Companies, Inc.:
3.7% 1/15/23	2,512,000	2,474,320
4.55% 6/24/24	12,246,000	12,582,765
Total Capital International SA 2.7% 1/25/23	1,375,000	1,392,579
Western Gas Partners LP:
4% 7/1/22	270,000	280,670
4.65% 7/1/26	1,249,000	1,315,620
5.375% 6/1/21	4,846,000	5,249,522
Williams Partners LP:
3.6% 3/15/22	660,000	679,312
3.75% 6/15/27	1,385,000	1,384,294
4% 11/15/21	812,000	851,279
4.125% 11/15/20	394,000	414,997
4.3% 3/4/24	2,607,000	2,743,252
4.9% 1/15/45	470,000	470,561
5.25% 3/15/20	150,000	162,483
XTO Energy, Inc. 5.5% 6/15/18	225,000	234,377
		347,191,818

TOTAL ENERGY		351,430,017

FINANCIALS - 2.7%
Banks - 1.6%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	297,138
Bank of America Corp.:
3.3% 1/11/23	9,932,000	10,121,741
3.5% 4/19/26	5,358,000	5,371,175
3.875% 8/1/25	11,291,000	11,684,999
3.95% 4/21/25	12,773,000	12,987,012
4% 1/22/25	43,905,000	44,766,680
4.1% 7/24/23	16,299,000	17,253,730
4.2% 8/26/24	2,028,000	2,109,167
4.25% 10/22/26	3,838,000	3,967,118
4.443% 1/20/48 (b)	1,475,000	1,527,547
5.49% 3/15/19	800,000	843,826
5.65% 5/1/18	1,325,000	1,371,017
5.875% 1/5/21	1,630,000	1,819,010
Barclays PLC:
2.75% 11/8/19	3,769,000	3,802,714
4.337% 1/10/28	1,855,000	1,920,342
4.375% 1/12/26	1,015,000	1,058,653
BNP Paribas SA 2.375% 5/21/20	495,000	498,692
CIT Group, Inc. 5% 8/1/23	7,000,000	7,551,250
Citigroup, Inc.:
1.85% 11/24/17	7,690,000	7,706,026
2.05% 12/7/18	50,590,000	50,727,655
2.9% 12/8/21	2,470,000	2,498,684
3.2% 10/21/26	2,150,000	2,089,548
3.4% 5/1/26	1,045,000	1,037,129
3.7% 1/12/26	3,440,000	3,498,852
4.05% 7/30/22	1,159,000	1,216,162
4.4% 6/10/25	5,137,000	5,356,078
4.45% 9/29/27	2,430,000	2,533,715
4.5% 1/14/22	2,773,000	2,987,508
4.6% 3/9/26	1,810,000	1,905,917
4.75% 5/18/46	10,000,000	10,250,270
5.5% 9/13/25	7,460,000	8,331,283
Citizens Bank NA 2.55% 5/13/21	1,705,000	1,711,378
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,115,000	3,253,362
4.3% 12/3/25	9,918,000	10,382,291
Commonwealth Bank of Australia 2.3% 3/12/20	600,000	604,647
Corporacion Andina de Fomento 2% 5/10/19	975,000	981,588
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	16,272,000	16,448,519
3.8% 9/15/22	10,230,000	10,600,970
3.8% 6/9/23	9,457,000	9,715,696
4.55% 4/17/26	2,315,000	2,455,511
Credit Suisse New York Branch 4.375% 8/5/20	650,000	692,375
Discover Bank:
2% 2/21/18	4,000,000	4,005,912
3.45% 7/27/26	435,000	426,217
7% 4/15/20	3,143,000	3,503,820
Export-Import Bank of Korea 5.125% 6/29/20	800,000	861,795
Fifth Third Bancorp:
4.5% 6/1/18	520,000	533,623
8.25% 3/1/38	603,000	883,437
HBOS PLC 6.75% 5/21/18 (a)	773,000	805,891
HSBC Holdings PLC:
4% 3/30/22	5,325,000	5,619,925
4.041% 3/13/28 (b)	855,000	883,731
4.25% 3/14/24	1,872,000	1,945,126
Huntington Bancshares, Inc. 7% 12/15/20	404,000	464,463
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	25,900,000	25,254,494
Japan Bank International Cooperation 2.25% 2/24/20	1,600,000	1,610,064
JPMorgan Chase & Co.:
2.2% 10/22/19	1,621,000	1,628,969
2.35% 1/28/19	1,528,000	1,542,432
2.95% 10/1/26	5,285,000	5,110,135
3.2% 1/25/23	4,600,000	4,691,995
3.25% 9/23/22	460,000	472,327
3.54% 5/1/28 (b)	800,000	804,710
3.625% 5/13/24	2,830,000	2,931,945
3.875% 2/1/24	130,000	136,800
3.875% 9/10/24	11,110,000	11,477,597
4.125% 12/15/26	7,374,000	7,676,998
4.25% 10/15/20	1,747,000	1,859,278
4.26% 2/22/48 (b)	930,000	956,421
4.35% 8/15/21	4,947,000	5,317,268
4.625% 5/10/21	1,718,000	1,863,681
4.95% 3/25/20	4,618,000	4,972,316
6.3% 4/23/19	900,000	970,916
Peoples United Bank 4% 7/15/24	300,000	303,488
PNC Bank NA 3.25% 6/1/25	2,010,000	2,051,000
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	278,528
3.9% 4/29/24	375,000	394,675
Rabobank Nederland 4.375% 8/4/25	7,713,000	8,098,951
Regions Bank 6.45% 6/26/37	2,533,000	3,014,650
Regions Financial Corp. 3.2% 2/8/21	3,096,000	3,171,626
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	21,274,000	22,263,964
6% 12/19/23	24,750,000	27,198,617
6.1% 6/10/23	26,988,000	29,584,138
6.125% 12/15/22	5,889,000	6,449,680
Santander UK Group Holdings PLC 2.875% 10/16/20	550,000	557,674
Societe Generale 4.25% 4/14/25 (a)	21,901,000	22,140,356
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	266,171
SunTrust Banks, Inc.:
2.7% 1/27/22	540,000	543,818
3.3% 5/15/26	1,240,000	1,219,986
U.S. Bancorp 2.625% 1/24/22	3,020,000	3,061,890
Wells Fargo & Co.:
2.1% 7/26/21	1,530,000	1,515,652
3% 2/19/25	3,725,000	3,692,250
4.125% 8/15/23	280,000	296,945
4.65% 11/4/44	1,760,000	1,821,408
		523,074,728
Capital Markets - 0.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	1,939,211
Credit Suisse AG 6% 2/15/18	2,345,000	2,412,297
Deutsche Bank AG 4.5% 4/1/25	9,996,000	9,991,952
Deutsche Bank AG London Branch 2.85% 5/10/19	10,180,000	10,284,121
Goldman Sachs Group, Inc.:
2.625% 1/31/19	8,273,000	8,362,307
2.9% 7/19/18	4,471,000	4,525,104
3.625% 1/22/23	5,200,000	5,384,579
3.75% 2/25/26	650,000	663,352
3.85% 7/8/24	1,900,000	1,977,725
4% 3/3/24	3,845,000	4,037,431
5.25% 7/27/21	2,497,000	2,755,415
5.75% 1/24/22	3,211,000	3,628,982
5.95% 1/18/18	1,219,000	1,250,723
6.15% 4/1/18	165,000	170,851
6.75% 10/1/37	38,243,000	48,837,191
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,768,000	1,802,206
3.75% 12/1/25	3,162,000	3,334,504
Lazard Group LLC 4.25% 11/14/20	2,944,000	3,112,232
Morgan Stanley:
1.875% 1/5/18	19,544,000	19,577,342
2.375% 7/23/19	7,611,000	7,665,304
3.125% 7/27/26	36,813,000	35,807,122
3.7% 10/23/24	6,543,000	6,748,326
3.75% 2/25/23	9,155,000	9,551,769
3.875% 4/29/24	4,975,000	5,193,149
3.875% 1/27/26	165,000	170,050
4.1% 5/22/23	2,000,000	2,095,352
5% 11/24/25	30,109,000	32,911,817
5.625% 9/23/19	500,000	538,629
5.75% 1/25/21	4,996,000	5,561,867
6.625% 4/1/18	2,019,000	2,098,561
Nomura Holdings, Inc. 2.75% 3/19/19	840,000	848,334
The Bank of New York Mellon Corp. 3.4% 5/15/24	750,000	778,862
UBS AG Stamford Branch 2.375% 8/14/19	495,000	498,889
		244,515,556
Consumer Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,949,000	2,005,176
4.5% 5/15/21	1,455,000	1,545,134
5% 10/1/21	2,185,000	2,372,895
American Express Credit Corp. 2.2% 3/3/20	2,390,000	2,406,699
Capital One Bank U.S.A. NA 3.375% 2/15/23	1,035,000	1,046,274
Discover Financial Services:
3.85% 11/21/22	2,293,000	2,358,438
3.95% 11/6/24	2,567,000	2,608,950
4.1% 2/9/27	645,000	651,699
5.2% 4/27/22	1,093,000	1,187,446
Ford Motor Credit Co. LLC:
2.551% 10/5/18	200,000	201,295
2.943% 1/8/19	12,780,000	12,948,300
3.2% 1/15/21	3,700,000	3,756,769
3.81% 1/9/24	110,000	111,707
5.75% 2/1/21	1,430,000	1,578,221
HSBC Finance Corp. 6.676% 1/15/21	1,050,000	1,194,202
Hyundai Capital America 2.125% 10/2/17 (a)	881,000	881,981
Synchrony Financial:
1.875% 8/15/17	909,000	909,045
3% 8/15/19	1,335,000	1,354,014
3.75% 8/15/21	2,016,000	2,081,111
4.25% 8/15/24	2,379,000	2,436,648
		43,636,004
Diversified Financial Services - 0.1%
Arch Capital Finance LLC 4.011% 12/15/26	185,000	192,497
Berkshire Hathaway Finance Corp. 3% 5/15/22	845,000	874,628
Berkshire Hathaway, Inc.:
2.75% 3/15/23	2,640,000	2,667,617
3.125% 3/15/26	1,015,000	1,031,472
4.5% 2/11/43	500,000	549,262
Brixmor Operating Partnership LP 4.125% 6/15/26	2,238,000	2,265,559
GE Capital International Funding Co.:
2.342% 11/15/20	3,179,000	3,210,930
3.373% 11/15/25	1,880,000	1,960,977
4.418% 11/15/35	1,827,000	1,966,345
General Electric Capital Corp.:
3.1% 1/9/23	1,792,000	1,864,612
3.45% 5/15/24	920,000	969,210
5.55% 5/4/20	1,096,000	1,212,642
5.875% 1/14/38	408,000	524,910
National Rural Utilities Cooperative Finance Corp. 2.3% 11/15/19	820,000	827,557
Private Export Funding Corp. 2.8% 5/15/22	3,300,000	3,426,080
		23,544,298
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23	1,105,000	1,110,754
3.15% 3/15/25	1,615,000	1,646,152
4.35% 11/3/45	240,000	261,636
AIA Group Ltd. 2.25% 3/11/19 (a)	776,000	777,140
American International Group, Inc.:
4.5% 7/16/44	1,730,000	1,765,015
4.875% 6/1/22	7,528,000	8,279,874
Aon Corp. 5% 9/30/20	540,000	583,455
Great-West Life & Annuity Insurance Co. 3.7176% 5/16/46 (a)(b)	2,630,000	2,603,700
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,954,000	5,526,925
5.5% 3/30/20	990,000	1,078,634
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	1,847,000	2,015,247
Lincoln National Corp. 6.3% 10/9/37	185,000	228,435
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,140,000	1,179,030
4.8% 7/15/21	1,026,000	1,116,091
MetLife, Inc.:
4.368% 9/15/23 (b)	910,000	997,406
7.717% 2/15/19	650,000	712,955
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	1,338,000	2,164,742
Pacific LifeCorp 6% 2/10/20 (a)	885,000	963,766
Pricoa Global Funding I 5.375% 5/15/45 (b)	5,278,000	5,662,238
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,219,494
7.375% 6/15/19	438,000	485,612
The Chubb Corp. 6% 5/11/37	300,000	389,596
The Travelers Companies, Inc.:
4.6% 8/1/43	680,000	758,476
5.8% 5/15/18	1,025,000	1,066,584
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,102,000	1,119,999
Unum Group:
5.625% 9/15/20	3,216,000	3,532,795
5.75% 8/15/42	2,238,000	2,622,779
Willis Group North America, Inc. 3.6% 5/15/24	150,000	152,101
		50,020,631

TOTAL FINANCIALS		884,791,217

HEALTH CARE - 0.4%
Biotechnology - 0.1%
AbbVie, Inc.:
2.9% 11/6/22	421,000	424,330
3.6% 5/14/25	2,025,000	2,070,453
4.7% 5/14/45	1,220,000	1,261,680
Amgen, Inc.:
3.45% 10/1/20	410,000	427,541
3.625% 5/22/24	4,455,000	4,672,493
4.4% 5/1/45	1,535,000	1,549,659
4.5% 3/15/20	1,500,000	1,597,667
Baxalta, Inc. 5.25% 6/23/45	580,000	661,698
Celgene Corp. 5% 8/15/45	660,000	720,625
Gilead Sciences, Inc.:
3.25% 9/1/22	195,000	202,135
4.4% 12/1/21	1,120,000	1,214,994
4.5% 4/1/21	1,295,000	1,400,032
4.5% 2/1/45	115,000	117,563
4.8% 4/1/44	530,000	563,524
		16,884,394
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories:
2.55% 3/15/22	500,000	498,885
2.9% 11/30/21	1,915,000	1,944,585
Becton, Dickinson & Co.:
3.125% 11/8/21	1,050,000	1,066,161
4.685% 12/15/44	175,000	177,400
Medtronic, Inc.:
1.375% 4/1/18	350,000	349,508
2.5% 3/15/20	90,000	91,567
3.625% 3/15/24	1,250,000	1,321,079
4.625% 3/15/45	1,364,000	1,514,916
Stryker Corp.:
3.375% 5/15/24	700,000	717,490
3.5% 3/15/26	675,000	691,560
Zimmer Biomet Holdings, Inc. 2.7% 4/1/20	465,000	470,480
		8,843,631
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	1,480,000	1,491,133
Ascension Health:
3.945% 11/15/46	465,000	461,668
4.847% 11/15/53	250,000	282,488
Cardinal Health, Inc.:
3.2% 6/15/22	405,000	413,054
4.625% 12/15/20	200,000	214,889
Childrens Hospital Corp. 4.115% 1/1/47	580,000	601,964
Cigna Corp.:
3.25% 4/15/25	1,080,000	1,087,508
4% 2/15/22	1,910,000	2,024,380
4.375% 12/15/20	305,000	325,907
5.125% 6/15/20	560,000	607,072
Coventry Health Care, Inc. 5.45% 6/15/21	2,329,000	2,585,726
Hackensack Meridian Health 4.5% 7/1/57	385,000	400,896
HCA Holdings, Inc.:
3.75% 3/15/19	3,362,000	3,433,443
4.75% 5/1/23	205,000	218,663
5.875% 3/15/22	250,000	277,500
6.5% 2/15/20	3,683,000	4,046,696
Kaiser Foundation Hospitals 4.15% 5/1/47	1,465,000	1,500,922
Laboratory Corp. of America Holdings 4.7% 2/1/45	980,000	1,004,135
McKesson Corp.:
4.75% 3/1/21	240,000	259,853
6% 3/1/41	535,000	640,036
7.5% 2/15/19	660,000	719,271
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,103,098
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	140,000	143,270
New York & Presbyterian Hospital:
4.024% 8/1/45	550,000	548,468
4.063% 8/1/56	540,000	530,133
NYU Hospitals Center:
4.368% 7/1/47	810,000	831,127
5.75% 7/1/43	185,000	230,114
Providence St. Joseph Health Obligated Group 2.746% 10/1/26	780,000	752,527
Quest Diagnostics, Inc.:
4.7% 3/30/45	100,000	104,244
5.75% 1/30/40	68,000	77,492
RWJ Barnabas Health, Inc. 3.949% 7/1/46	265,000	256,860
The Johns Hopkins Health System Corp. 3.837% 5/15/46	400,000	396,293
UnitedHealth Group, Inc.:
2.875% 3/15/23	2,195,000	2,237,655
4.7% 2/15/21	240,000	260,607
4.75% 7/15/45	450,000	506,174
6.875% 2/15/38	700,000	982,328
WellPoint, Inc.:
3.125% 5/15/22	2,620,000	2,676,985
3.3% 1/15/23	6,575,000	6,738,086
		40,972,665
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
3% 4/15/23	680,000	689,119
3.15% 1/15/23	365,000	371,823
		1,060,942
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.45% 6/15/19	295,000	297,303
4.75% 3/15/45	460,000	487,411
Allergan PLC:
1.875% 10/1/17	829,000	829,425
6.125% 8/15/19	725,000	787,639
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	729,918
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,425,000	1,450,774
Johnson & Johnson:
2.45% 3/1/26	570,000	558,016
3.625% 3/3/37	1,585,000	1,626,078
Merck & Co., Inc.:
2.4% 9/15/22	3,375,000	3,406,455
3.7% 2/10/45	650,000	641,183
3.875% 1/15/21	1,800,000	1,917,367
Mylan N.V.:
2.5% 6/7/19	4,209,000	4,234,229
3.15% 6/15/21	6,494,000	6,616,263
3.95% 6/15/26	2,804,000	2,811,644
Mylan, Inc. 2.55% 3/28/19	150,000	151,079
Novartis Capital Corp.:
2.4% 9/21/22	4,695,000	4,746,847
4.4% 5/6/44	1,225,000	1,353,950
Perrigo Finance PLC 3.5% 12/15/21	948,000	988,914
Pfizer, Inc. 3% 12/15/26	1,695,000	1,703,182
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	3,260,000	3,231,332
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	350,000	348,866
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,911,000	3,834,243
3.15% 10/1/26	4,383,000	4,116,058
Wyeth LLC 6.45% 2/1/24	2,485,000	3,028,149
Zoetis, Inc. 3.25% 2/1/23	5,975,000	6,153,664
		56,049,989

TOTAL HEALTH CARE		123,811,621

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22	1,500,000	1,496,987
Lockheed Martin Corp.:
3.8% 3/1/45	735,000	719,580
4.25% 11/15/19	1,400,000	1,478,337
Northrop Grumman Corp. 4.75% 6/1/43	920,000	1,030,786
Rockwell Collins, Inc. 4.35% 4/15/47	595,000	617,276
The Boeing Co. 4.875% 2/15/20	650,000	702,543
		6,045,509
Air Freight & Logistics - 0.0%
FedEx Corp. 3.25% 4/1/26	305,000	308,319
United Parcel Service, Inc.:
3.125% 1/15/21	370,000	386,122
5.125% 4/1/19	635,000	674,293
		1,368,734
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 10/1/26	283,084	288,038
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	540,000	535,275
Continental Airlines, Inc.:
4.15% 4/11/24	883,438	929,376
6.545% 2/2/19	134,360	139,816
6.795% 8/2/18	4,002	4,122
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	140,787	162,326
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	71,515	72,946
8.36% 1/20/19	406,384	406,384
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 8/15/25	179,834	190,399
		2,728,682
Building Products - 0.0%
Fortune Brands Home & Security, Inc. 3% 6/15/20	425,000	432,528
Masco Corp. 4.45% 4/1/25	1,610,000	1,723,505
		2,156,033
Commercial Services & Supplies - 0.0%
Cintas Corp. No. 2 3.7% 4/1/27	1,135,000	1,180,733
Republic Services, Inc. 5.5% 9/15/19	325,000	350,553
Waste Management, Inc. 2.9% 9/15/22	375,000	385,144
WMX Technologies, Inc. 4.6% 3/1/21	345,000	373,911
		2,290,341
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	118,091
Fortive Corp. 3.15% 6/15/26 (a)	275,000	275,356
General Electric Capital Corp. 3.15% 9/7/22	646,000	674,582
		1,068,029
Industrial Conglomerates - 0.0%
Covidien International Finance SA 3.2% 6/15/22	865,000	898,249
Machinery - 0.0%
Caterpillar, Inc.:
2.6% 6/26/22	675,000	684,755
3.9% 5/27/21	1,730,000	1,848,979
John Deere Capital Corp.:
2.8% 1/27/23	585,000	595,168
2.8% 3/6/23	2,460,000	2,499,977
Xylem, Inc.:
3.25% 11/1/26	225,000	225,400
4.875% 10/1/21	525,000	571,297
		6,425,576
Professional Services - 0.0%
Equifax, Inc. 3.3% 12/15/22	300,000	308,285
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp. 7.95% 8/15/30	1,580,000	2,294,866
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	1,014,008
Canadian National Railway Co. 2.85% 12/15/21	600,000	615,236
CSX Corp.:
3.4% 8/1/24	600,000	620,921
6.15% 5/1/37	1,500,000	1,910,949
Norfolk Southern Corp. 5.9% 6/15/19	2,337,000	2,522,303
Union Pacific Corp.:
4% 2/1/21	943,000	1,005,742
4.3% 6/15/42	325,000	341,086
		10,325,111
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,941,000	1,945,367
3.375% 6/1/21	2,750,000	2,835,825
3.75% 2/1/22	4,752,000	4,973,367
3.875% 4/1/21	3,700,000	3,878,769
4.25% 9/15/24	3,212,000	3,385,249
4.75% 3/1/20	3,227,000	3,437,126
		20,455,703
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	755,000	862,588

TOTAL INDUSTRIALS		54,932,840

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
1.85% 9/20/21	725,000	717,784
2.9% 3/4/21	150,000	154,716
3% 6/15/22	310,000	320,650
		1,193,150
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	725,000	742,146
4.42% 6/15/21 (a)	1,405,000	1,480,648
		2,222,794
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25	2,120,000	2,212,546
IBM Corp. 3.625% 2/12/24	2,950,000	3,097,538
MasterCard, Inc. 3.375% 4/1/24	1,220,000	1,279,380
Total System Services, Inc. 4.8% 4/1/26	315,000	344,963
		6,934,427
Software - 0.1%
CA Technologies, Inc. 3.6% 8/1/20	555,000	574,503
Microsoft Corp.:
1.85% 2/12/20	550,000	552,567
2.875% 2/6/24	3,890,000	3,959,969
3.7% 8/8/46	1,800,000	1,757,322
4.1% 2/6/37	1,380,000	1,467,244
Oracle Corp.:
1.9% 9/15/21	2,305,000	2,288,897
2.5% 10/15/22	1,855,000	1,871,513
2.65% 7/15/26	2,595,000	2,516,924
2.8% 7/8/21	1,465,000	1,508,210
2.95% 5/15/25	785,000	789,969
4.125% 5/15/45	1,595,000	1,617,276
		18,904,394
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.4% 5/3/23	2,090,000	2,079,264
2.85% 5/6/21	885,000	912,766
2.85% 5/11/24	4,095,000	4,133,321
3.25% 2/23/26	1,165,000	1,194,209
3.35% 2/9/27	1,035,000	1,061,899
Hewlett Packard Enterprise Co.:
2.85% 10/5/18	1,395,000	1,414,011
4.4% 10/15/22 (b)	5,700,000	6,083,747
HP, Inc. 4.3% 6/1/21	500,000	532,454
		17,411,671

TOTAL INFORMATION TECHNOLOGY		46,666,436

MATERIALS - 0.1%
Chemicals - 0.0%
Agrium, Inc.:
4.9% 6/1/43	825,000	884,234
5.25% 1/15/45	330,000	371,134
E.I. du Pont de Nemours & Co. 2.8% 2/15/23	1,195,000	1,202,258
Eastman Chemical Co. 4.65% 10/15/44	485,000	509,383
Ecolab, Inc. 4.35% 12/8/21	300,000	326,489
LYB International Finance II BV 3.5% 3/2/27	480,000	476,889
LyondellBasell Industries NV 6% 11/15/21	2,994,000	3,410,046
Monsanto Co. 4.7% 7/15/64	370,000	364,255
Praxair, Inc. 4.5% 8/15/19	220,000	232,992
Sherwin-Williams Co. 4.5% 6/1/47	210,000	214,464
The Dow Chemical Co.:
3% 11/15/22	650,000	662,389
4.125% 11/15/21	1,350,000	1,442,576
4.25% 11/15/20	2,524,000	2,684,236
		12,781,345
Containers & Packaging - 0.0%
International Paper Co.:
3.65% 6/15/24	2,805,000	2,913,206
4.75% 2/15/22	1,920,000	2,106,893
5% 9/15/35	405,000	441,550
5.15% 5/15/46	116,000	129,001
Rock-Tenn Co. 4.9% 3/1/22	185,000	203,020
		5,793,670
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	5,007,000	5,072,291
4.125% 4/15/21 (a)	6,803,000	6,999,607
4.125% 9/27/22 (a)	1,333,000	1,359,660
Barrick North America Finance LLC 5.75% 5/1/43	330,000	396,616
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	520,000	595,578
6.25% 10/19/75 (a)(b)	1,979,000	2,140,289
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	1,390,000	1,462,130
Southern Copper Corp. 5.875% 4/23/45	850,000	892,182
		18,918,353

TOTAL MATERIALS		37,493,368

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	806,867
4.6% 4/1/22	855,000	917,800
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	843,632
Boston Properties, Inc. 3.85% 2/1/23	1,175,000	1,237,027
Camden Property Trust:
2.95% 12/15/22	954,000	951,141
4.25% 1/15/24	2,838,000	2,990,625
Corporate Office Properties LP 5% 7/1/25	2,395,000	2,529,577
DDR Corp.:
3.625% 2/1/25	2,785,000	2,657,063
4.25% 2/1/26	4,062,000	4,003,243
4.625% 7/15/22	5,099,000	5,341,774
4.75% 4/15/18	1,652,000	1,682,873
Duke Realty LP:
3.25% 6/30/26	805,000	794,112
3.625% 4/15/23	1,382,000	1,418,757
3.875% 10/15/22	2,108,000	2,206,560
4.375% 6/15/22	1,237,000	1,321,490
Equity One, Inc. 3.75% 11/15/22	3,200,000	3,328,358
Federal Realty Investment Trust 5.9% 4/1/20	351,000	387,085
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,047,570
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,292,227
HRPT Properties Trust 6.65% 1/15/18	809,000	813,333
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,322,964
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,644,000	6,834,689
4.5% 1/15/25	2,793,000	2,842,012
4.5% 4/1/27	1,500,000	1,498,281
4.75% 1/15/28	7,569,000	7,608,979
4.95% 4/1/24	1,152,000	1,204,789
5.25% 1/15/26	5,841,000	6,186,670
Realty Income Corp. 3% 1/15/27	1,015,000	967,300
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	854,778
5% 12/15/23	626,000	653,938
Select Income REIT 2.85% 2/1/18	145,000	145,783
Simon Property Group LP 3.25% 11/30/26	2,420,000	2,412,128
Weingarten Realty Investors 3.375% 10/15/22	472,000	480,330
WP Carey, Inc.:
4% 2/1/25	5,544,000	5,554,949
4.6% 4/1/24	7,436,000	7,788,362
		86,927,066
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,343,000	3,383,042
4.1% 10/1/24	3,830,000	3,865,382
4.95% 4/15/18	2,322,000	2,378,617
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	13,574,511
Digital Realty Trust LP 3.95% 7/1/22	3,488,000	3,670,531
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,784,914
Liberty Property LP:
3.25% 10/1/26	2,158,000	2,101,717
3.375% 6/15/23	4,307,000	4,352,254
4.125% 6/15/22	1,061,000	1,116,954
4.75% 10/1/20	2,674,000	2,842,328
Mack-Cali Realty LP:
2.5% 12/15/17	1,744,000	1,748,313
3.15% 5/15/23	3,436,000	3,245,305
4.5% 4/18/22	644,000	659,783
Mid-America Apartments LP 4% 11/15/25	1,296,000	1,350,391
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,837,375
Tanger Properties LP:
3.125% 9/1/26	2,814,000	2,647,994
3.75% 12/1/24	2,653,000	2,675,057
3.875% 12/1/23	1,492,000	1,532,074
6.125% 6/1/20	1,439,000	1,580,206
Ventas Realty LP:
3.125% 6/15/23	1,414,000	1,413,997
3.85% 4/1/27	1,050,000	1,056,539
4.125% 1/15/26	1,628,000	1,685,805
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	970,000	999,889
		62,502,978

TOTAL REAL ESTATE		149,430,044

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.3% 3/11/19	60,000,000	60,324,600
3.6% 2/17/23	10,834,000	11,083,973
3.875% 8/15/21	1,130,000	1,185,046
4.45% 4/1/24	800,000	845,630
4.5% 5/15/35	1,055,000	1,020,858
4.5% 3/9/48	7,000,000	6,458,753
4.55% 3/9/49	611,000	564,710
4.75% 5/15/46	2,340,000	2,248,801
4.8% 6/15/44	515,000	496,081
5.35% 9/1/40	59,000	61,570
5.875% 10/1/19	1,592,000	1,721,574
6.3% 1/15/38	2,523,000	2,934,014
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	73,425
British Telecommunications PLC 9.125% 12/15/30 (b)	575,000	878,028
CenturyLink, Inc.:
5.15% 6/15/17	214,000	214,000
6.15% 9/15/19	2,129,000	2,278,030
Verizon Communications, Inc.:
3.45% 3/15/21	10,081,000	10,497,295
4.5% 9/15/20	48,080,000	51,530,221
4.522% 9/15/48	1,186,000	1,116,626
5.012% 4/15/49 (a)	2,264,000	2,277,765
5.012% 8/21/54	20,832,000	20,357,301
		178,168,301
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	1,175,000	1,263,729
Rogers Communications, Inc.:
3% 3/15/23	150,000	151,796
6.8% 8/15/18	200,000	211,921
		1,627,446

TOTAL TELECOMMUNICATION SERVICES		179,795,747

UTILITIES - 0.4%
Electric Utilities - 0.3%
Alabama Power Co.:
3.75% 3/1/45	850,000	828,096
3.85% 12/1/42	500,000	494,257
4.1% 1/15/42	225,000	225,780
Appalachian Power Co. 3.3% 6/1/27	605,000	616,101
Arizona Public Service Co. 3.75% 5/15/46	390,000	379,079
Baltimore Gas & Electric Co. 3.35% 7/1/23	470,000	488,158
CenterPoint Energy Houston Electric LLC 2.25% 8/1/22	530,000	525,663
Commonwealth Edison Co.:
3.65% 6/15/46	650,000	624,886
3.7% 3/1/45	315,000	308,477
4.6% 8/15/43	1,045,000	1,157,522
Connecticut Light & Power Co. 4.15% 6/1/45	345,000	362,961
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,445,000	1,448,780
4.25% 12/15/41	1,250,000	1,328,539
6.1% 6/1/37	775,000	994,649
Duke Energy Corp. 2.1% 6/15/18	1,559,000	1,565,220
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,875,000	9,964,797
6.4% 9/15/20 (a)	4,858,000	5,423,204
Entergy Corp. 5.125% 9/15/20	545,000	591,026
Entergy Louisiana LLC:
2.4% 10/1/26	870,000	826,992
4.05% 9/1/23	880,000	945,243
Exelon Corp. 3.497% 6/1/22 (b)	835,000	854,915
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	13,114,952
7.375% 11/15/31	10,940,000	14,589,245
FirstEnergy Solutions Corp. 6.05% 8/15/21	5,244,000	2,071,380
Florida Power & Light Co. 2.75% 6/1/23	1,200,000	1,221,967
Great Plains Energy, Inc. 3.9% 4/1/27	1,460,000	1,480,024
Hydro-Quebec 8.05% 7/7/24	1,455,000	1,918,752
IPALCO Enterprises, Inc. 3.45% 7/15/20	8,163,000	8,285,445
LG&E and KU Energy LLC 3.75% 11/15/20	686,000	713,548
Louisville Gas & Electric Co. 5.125% 11/15/40	245,000	284,854
Mid-American Energy Co. 3.95% 8/1/47	775,000	790,547
Northern States Power Co. 6.25% 6/1/36	370,000	485,225
Pacific Gas & Electric Co.:
3.3% 3/15/27	410,000	419,521
3.4% 8/15/24	250,000	259,473
5.125% 11/15/43	240,000	285,178
6.05% 3/1/34	2,225,000	2,852,159
PacifiCorp 5.75% 4/1/37	900,000	1,126,095
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,257,690
PPL Capital Funding, Inc. 4.2% 6/15/22	495,000	527,407
PPL Electric Utilities Corp. 6.25% 5/15/39	250,000	328,578
Progress Energy, Inc. 4.875% 12/1/19	450,000	477,731
Public Service Co. of Colorado 2.5% 3/15/23	645,000	642,598
Public Service Electric & Gas Co.:
2.25% 9/15/26	295,000	280,383
3.65% 9/1/42	125,000	122,600
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	355,530
Southern California Edison Co.:
3.6% 2/1/45	1,735,000	1,686,250
4% 4/1/47	1,040,000	1,077,620
Virginia Electric & Power Co. 6% 5/15/37	1,375,000	1,747,661
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	242,951
		88,599,709
Gas Utilities - 0.0%
AGL Capital Corp.:
3.5% 9/15/21	1,030,000	1,067,032
4.4% 6/1/43	290,000	290,873
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	561,642
		1,919,547
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	12,900,000	13,770,750
Emera U.S. Finance LP:
2.15% 6/15/19	1,324,000	1,324,604
2.7% 6/15/21	1,304,000	1,311,059
3.55% 6/15/26	795,000	794,452
Exelon Generation Co. LLC 2.95% 1/15/20	120,000	122,225
PSEG Power LLC 3% 6/15/21	1,075,000	1,096,078
		18,419,168
Multi-Utilities - 0.1%
Ameren Illinois Co. 4.15% 3/15/46	310,000	327,488
Berkshire Hathaway Energy Co. 4.5% 2/1/45	755,000	815,036
Consolidated Edison Co. of New York, Inc. 4.3% 12/1/56	300,000	312,048
Dominion Resources, Inc.:
3.4522% 9/30/66 (b)	6,307,000	5,424,020
3.9772% 6/30/66 (b)	924,000	873,180
4.45% 3/15/21	1,660,000	1,789,231
NiSource Finance Corp.:
4.8% 2/15/44	230,000	249,032
5.95% 6/15/41	640,000	784,292
NorthWestern Energy Corp. 4.176% 11/15/44	330,000	334,891
Puget Energy, Inc.:
3.65% 5/15/25	624,000	630,080
5.625% 7/15/22	4,555,000	5,111,033
6% 9/1/21	4,353,000	4,877,698
6.5% 12/15/20	1,405,000	1,579,653
San Diego Gas & Electric Co.:
2.5% 5/15/26	260,000	252,469
3.6% 9/1/23	1,025,000	1,087,182
Wisconsin Energy Corp. 3.2943% 5/15/67 (b)	1,012,000	944,297
		25,391,630

TOTAL UTILITIES		134,330,054

TOTAL NONCONVERTIBLE BONDS
(Cost $2,240,460,542)		2,298,498,730

U.S. Government and Government Agency Obligations - 8.2%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.125% 10/19/18	$165,000	$164,736
1.875% 9/24/26	1,020,000	970,843
2.125% 4/24/26	1,370,000	1,338,219
6.25% 5/15/29	520,000	709,797
Freddie Mac:
1.375% 4/20/20	10,865,000	10,818,063
1.5% 1/17/20	7,775,000	7,782,977
Tennessee Valley Authority:
2.875% 2/1/27	1,990,000	2,040,130
5.25% 9/15/39	150,000	196,346
5.5% 7/18/17	210,000	211,252
7.125% 5/1/30	460,000	670,761

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,903,124

U.S. Treasury Inflation-Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	94,649,869	90,616,105
1% 2/15/46	55,027,711	56,091,247
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	112,889,910	113,662,037
0.125% 4/15/20	161,367,400	162,809,206
0.375% 7/15/25	136,558,538	137,466,163
0.625% 1/15/26	102,050,933	104,307,189

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		664,951,947

U.S. Treasury Obligations - 6.1%
U.S. Treasury Bonds:
2.5% 2/15/46	63,684,000	58,910,184
2.75% 11/15/42	15,040,000	14,769,746
2.875% 5/15/43	32,415,000	32,526,443
3% 11/15/44	1,290,000	1,324,518
3% 5/15/45	22,851,000	23,429,405
3% 2/15/47	143,914,000	147,584,958
4.25% 11/15/40	20,640,000	25,890,300
4.625% 2/15/40	5,665,000	7,468,283
4.75% 2/15/41	2,045,000	2,751,723
6% 2/15/26	13,800,000	18,029,479
6.5% 11/15/26	8,040,000	10,999,725
8% 11/15/21	3,260,000	4,137,654
8.125% 8/15/21	405,000	510,458
U.S. Treasury Notes:
0.75% 7/31/18	14,860,000	14,776,457
0.75% 9/30/18	302,000,000	300,088,944
0.75% 10/31/18	14,185,000	14,088,585
1% 5/31/18	12,455,000	12,427,748
1% 9/15/18	3,365,000	3,355,272
1% 11/15/19	12,985,000	12,876,965
1.25% 11/30/18	43,035,000	43,036,678
1.25% 12/31/18	30,925,000	30,925,000
1.25% 10/31/21	428,880,000	420,553,724
1.375% 4/30/21	13,530,000	13,400,518
1.375% 5/31/21	3,780,000	3,740,722
1.5% 1/31/19	29,800,000	29,916,399
1.5% 10/31/19	51,330,000	51,526,491
1.5% 5/15/20	13,365,000	13,389,538
1.625% 4/30/19	37,015,000	37,257,892
1.625% 6/30/20	42,180,000	42,366,183
1.625% 4/30/23	31,715,000	31,209,526
1.75% 3/31/22	16,485,000	16,476,626
1.75% 5/31/22	67,840,000	67,824,125
1.875% 4/30/22	5,260,000	5,287,531
2% 11/30/20	23,515,000	23,867,725
2% 11/30/22	8,815,000	8,882,831
2% 5/31/24	72,700,000	72,594,949
2% 2/15/25	23,265,000	23,100,516
2% 11/15/26	80,200,000	78,783,989
2.125% 9/30/21	25,095,000	25,539,056
2.125% 12/31/22	10,440,000	10,583,957
2.125% 3/31/24	174,208,000	175,487,384
2.25% 11/15/25	16,460,000	16,577,656
2.375% 8/15/24	270,000	275,980
2.375% 5/15/27	3,780,000	3,835,815
2.625% 11/15/20	24,820,000	25,710,988

TOTAL U.S. TREASURY OBLIGATIONS		1,978,098,646

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,662,855,182)		2,667,953,717

U.S. Government Agency - Mortgage Securities - 8.3%
Fannie Mae - 4.8%
2% 8/1/31	1,907,084	1,884,885
2.5% 9/1/27 to 9/1/46	33,589,158	33,667,535
2.5% 6/1/32 (c)	5,500,000	5,552,422
2.803% 6/1/36 (b)	18,800	19,673
3% 12/1/26 to 4/1/47	302,844,323	305,939,221
3% 6/1/32 (c)	2,000,000	2,062,188
3% 6/1/32 (c)	5,500,000	5,671,016
3% 6/1/32 (c)	19,600,000	20,209,438
3% 6/1/32 (c)	9,800,000	10,104,719
3% 6/1/32 (c)	22,550,000	23,251,165
3% 6/1/32 (c)	11,275,000	11,625,583
3% 6/1/32 (c)	9,800,000	10,104,719
3% 6/1/32 (c)	11,275,000	11,625,583
3% 6/1/32 (c)	22,350,000	23,044,946
3% 6/1/32 (c)	11,625,000	11,986,465
3% 6/1/32 (c)	10,325,000	10,646,043
3% 6/1/32 (c)	17,600,000	18,147,251
3% 6/1/32 (c)	9,150,000	9,434,508
3% 6/1/32 (c)	8,150,000	8,403,414
3% 6/1/32 (c)	5,800,000	5,980,344
3% 6/1/47 (c)(d)	500,000	502,305
3% 6/1/47 (c)	500,000	502,305
3.289% 7/1/37 (b)	36,411	38,493
3.5% 9/1/25 to 3/1/47 (c)	373,037,381	386,769,891
3.5% 6/1/47 (c)	10,500,000	10,836,328
3.5% 6/1/47 (c)(d)	19,825,000	20,460,019
3.5% 6/1/47 (c)	5,500,000	5,676,172
3.5% 6/1/47 (c)	9,600,000	9,907,500
3.5% 6/1/47 (c)	6,700,000	6,914,609
3.5% 6/1/47 (c)	8,600,000	8,875,468
3.5% 6/1/47 (c)	500,000	516,016
3.5% 6/1/47 (c)	9,700,000	10,010,703
3.5% 6/1/47 (c)	7,100,000	7,327,422
3.5% 6/1/47 (c)	7,100,000	7,327,422
3.504% 2/1/35 (b)	336,245	353,861
4% 11/1/31 to 10/1/46	210,061,137	222,852,790
4% 6/1/47 (c)(d)	7,500,000	7,918,946
4% 6/1/47 (c)(d)	3,000,000	3,167,578
4% 6/1/47 (c)	500,000	527,930
4% 6/1/47 (c)	3,800,000	4,012,266
4% 7/1/47 (c)	11,000,000	11,593,398
4% 7/1/47 (c)	5,500,000	5,796,699
4.5% 6/1/24 to 8/1/56	74,040,519	80,168,708
4.5% 6/1/47 (c)	3,500,000	3,771,523
4.5% 6/1/47 (c)	2,000,000	2,155,156
4.5% 6/1/47 (c)	3,000,000	3,232,734
5% 10/1/21 to 8/1/56	92,272,623	101,745,555
5% 6/1/47 (c)	3,000,000	3,297,656
5.255% 8/1/41	545,128	601,407
5.5% 7/1/28 to 9/1/41	41,801,121	46,761,196
5.5% 6/1/47 (c)	2,500,000	2,784,947
6% 3/1/22 to 1/1/42	35,624,187	40,618,650
6.309% 2/1/39	1,015,650	1,105,301
6.5% 2/1/36 to 8/1/39	5,158,832	5,990,810

TOTAL FANNIE MAE		1,553,482,882

Freddie Mac - 1.7%
2.5% 3/1/28 to 2/1/43	8,963,086	9,068,932
3% 10/1/28 to 1/1/47	157,308,890	159,152,675
3% 6/1/47 (c)	2,000,000	2,008,281
3.5% 8/1/26 to 9/1/46(e)(f)	182,779,819	189,985,036
3.5% 6/1/47 (c)(d)	2,000,000	2,064,453
3.5% 6/1/47 (c)	2,000,000	2,064,453
3.5% 6/1/47 (c)	24,200,000	24,979,884
4% 6/1/33 to 4/1/46	108,298,665	114,965,965
4% 6/1/47 (c)	4,000,000	4,222,188
4% 6/1/47 (c)	5,500,000	5,805,508
4.079% 10/1/35 (b)	20,643	21,948
4.5% 7/1/25 to 12/1/44	27,432,821	29,703,933
5% 10/1/33 to 7/1/41	11,948,085	13,200,139
5.5% 3/1/34 to 6/1/41	8,142,636	9,127,550
6% 7/1/37 to 9/1/38	443,077	505,131
6.5% 9/1/39	993,197	1,143,175

TOTAL FREDDIE MAC		568,019,251

Ginnie Mae - 1.8%
3% 8/20/42 to 4/20/47	188,789,949	192,547,865
3% 6/1/47 (c)	28,500,000	29,018,788
3% 6/1/47 (c)	2,000,000	2,036,406
3.5% 9/20/40 to 12/20/46	157,690,505	165,002,126
3.5% 6/1/47 (c)	7,500,000	7,819,336
3.5% 6/1/47 (c)	2,500,000	2,606,445
3.5% 6/1/47 (c)(d)	20,780,000	21,664,773
3.5% 6/1/47 (c)	7,100,000	7,402,305
4% 5/20/40 to 4/20/47 (c)(e)	60,613,341	64,754,172
4% 6/1/47 (c)	17,850,000	18,887,533
4% 6/1/47 (c)	2,940,000	3,110,888
4% 7/1/47 (c)	8,700,000	9,192,093
4% 7/1/47 (c)	5,700,000	6,022,406
4% 7/1/47 (c)	500,000	528,281
4.5% 5/15/39 to 6/20/45	39,882,501	43,008,074
4.5% 6/1/47 (c)	1,000,000	1,075,703
4.5% 6/1/47 (c)	6,500,000	6,955,508
5% 6/20/34 to 9/15/41	9,481,387	10,463,795
5.5% 6/15/36 to 3/20/41	354,473	400,437

TOTAL GINNIE MAE		592,496,934

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,708,256,848)		2,713,999,067

Asset-Backed Securities - 0.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.7286% 4/25/35 (b)	$106,210	$104,694
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.6736% 3/25/34 (b)	25,826	25,512
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (a)	530,120	530,347
American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.95% 9/12/19 (a)	213,966	213,981
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 2.0736% 12/25/33 (b)	5,858	5,658
Series 2004-R2 Class M3, 1.8486% 4/25/34 (b)	14,473	12,350
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.8036% 3/25/34 (b)	7,674	7,260
Series 2004-W7 Class M1, 1.8486% 5/25/34 (b)	163,427	157,305
Series 2006-W4 Class A2C, 1.1836% 5/25/36 (b)	175,781	60,956
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-3A Class A, 2.1% 3/20/19 (a)	4,800,000	4,810,767
Bank of America Credit Card Master Trust Series 2017-A1 Class A1, 1.95% 8/15/22	700,000	704,418
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	10,705,229	10,901,370
Class AA, 2.487% 12/16/41 (a)	2,647,875	2,643,640
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (a)	5,258,430	5,262,268
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1.1306% 12/25/36 (b)	289,000	222,081
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	1,200,000	1,198,012
Series 2012-A7 Class A7, 2.16% 9/16/24	700,000	698,273
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (a)	129,737	129,774
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 2.3736% 10/25/37 (a)(b)	4,672,742	4,636,965
Citibank Credit Card Issuance Trust:
Series 2014-A1 Class A1, 2.88% 1/23/23	1,300,000	1,344,335
Series 2014-A6 Class A6, 2.15% 7/15/21	400,000	404,050
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.2736% 3/25/32 (b)	4,144	4,111
Series 2004-3 Class M4, 2.4786% 4/25/34 (b)	8,573	8,071
Series 2004-4 Class M2, 1.8186% 6/25/34 (b)	12,978	12,899
Series 2005-3 Class MV4, 1.6436% 8/25/35 (b)	920,284	920,297
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (a)	1,358,961	1,359,871
Exeter Automobile Receivables Trust:
Series 2016-1A Class A, 2.8% 7/15/20 (a)	1,400,546	1,402,394
Series 2017-2A Class A, 2.22% 6/15/21 (a)	4,909,232	4,910,266
Fannie Mae:
Series 2004-T5 Class AB3, 1.7186% 5/28/35 (b)	6,234	5,561
Series 2017-T1 Class A, 2.898% 6/25/27	11,400,000	11,447,823
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1.8486% 3/25/34 (b)	371	322
Series 2005-FF12, Class A1, 1.2636% 11/25/36 (b)	7,017,092	6,984,579
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (a)	2,207,329	2,211,703
Fremont Home Loan Trust Series 2005-A Class M4, 2.0436% 1/25/35 (b)	55,381	29,117
GE Business Loan Trust Series 2006-2A:
Class A, 1.1691% 11/15/34 (a)(b)	61,708	58,703
Class B, 1.2691% 11/15/34 (a)(b)	22,320	20,863
Class C, 1.3691% 11/15/34 (a)(b)	37,091	34,355
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	3,145,710	3,150,649
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	22,899	1,768
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.3106% 8/25/33 (b)	25,003	24,616
Series 2003-3 Class M1, 2.3136% 8/25/33 (b)	56,265	54,803
Series 2003-5 Class A2, 1.6906% 12/25/33 (b)	5,278	5,106
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1.1806% 1/25/37 (b)	226,335	161,717
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.3029% 3/27/42 (b)	406,000	277,169
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.2906% 5/25/37 (b)	44,242	867
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.7736% 7/25/34 (b)	10,629	10,024
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.9986% 7/25/34 (b)	16,688	15,961
Series 2006-FF1 Class M2, 1.3136% 8/25/36 (b)	2,200,000	2,183,532
Series 2006-FM1 Class A2B, 1.1336% 4/25/37 (b)	415	226
Series 2006-OPT1 Class A1A, 1.5436% 6/25/35 (b)	172,841	167,470
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.7036% 8/25/34 (b)	9,173	8,266
Series 2004-NC8 Class M6, 2.8986% 9/25/34 (b)	12,616	12,155
Series 2005-NC1 Class M1, 1.6836% 1/25/35 (b)	23,353	21,779
Series 2005-NC2 Class B1, 2.7786% 3/25/35 (b)	21,517	792
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 2.9813% 2/25/26 (a)	2,810,492	2,811,391
Series 2017-1A Class A, 1.9679% 5/25/27 (a)	6,794,000	6,794,761
Navient Student Loan Trust Series 2015-2 Class A2, 1.4436% 8/27/29 (b)	7,869,000	7,880,255
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.5336% 9/25/35 (b)	229,000	223,810
OneMain Financial Issuance Trust:
Series 2014-1A Class A, 2.43% 6/18/24 (a)	167,171	167,275
Series 2014-2A Class A, 2.47% 9/18/24 (a)	2,075,557	2,079,088
Series 2016-2A Class A, 4.1% 3/20/28 (a)	11,570,000	11,824,017
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.8656% 9/25/34 (b)	78,105	77,663
Class M4, 3.1656% 9/25/34 (b)	109,000	71,179
Prosper Marketplace Issuance Trust Series 2017-1A Class A, 2.56% 6/15/23 (a)	3,477,000	3,490,003
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.8236% 4/25/33 (b)	815	739
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.0812% 6/15/33 (b)	38,433	38,255
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.8506% 9/25/34 (b)	4,618	4,328
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (a)(b)	17,670,496	17,790,348
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	152,642	152,744
TOTAL ASSET-BACKED SECURITIES
(Cost $122,041,077)		122,987,707

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1.1306% 6/27/36 (a)(b)	2,355,215	2,292,164
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.3296% 12/26/35 (a)(b)	413,666	414,726
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 1.2466% 4/26/36 (a)(b)	128,913	128,696
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	1,585,334	1,626,302
Series 2012-RR5 Class 8A5, 1.1783% 7/26/36 (a)(b)	379,837	366,672
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.3763% 1/25/37 (a)(b)	708,667	723,206
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (a)	2,094,691	2,153,721
CSMC:
floater Series 2015-1R Class 6A1, 1.2609% 5/27/37 (a)(b)	1,128,789	1,080,353
Series 2011-2R Class 2A1, 3.1309% 7/27/36 (a)(b)	506,982	506,041
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (a)	558,369	558,162
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0249% 10/25/34 (b)	38,681	38,247
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56	2,513,565	2,541,843
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1.1843% 6/21/36 (a)(b)	1,417,757	1,400,395
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.0722% 8/25/36 (b)	106,766	98,587
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1.1517% 2/25/37 (b)	67,729	64,835
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 2.1594% 6/10/19 (a)(b)	12,014,000	11,990,008
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	773,858	774,106
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.2847% 3/26/37 (a)(b)	626,173	627,753
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1.2806% 7/25/35 (b)	87,652	85,731
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.3394% 6/10/35 (a)(b)	32,004	30,780
Class B6, 3.8394% 6/10/35 (a)(b)	42,450	25,497
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	3,179	3,124
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (b)	7,100	7,138
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.6306% 9/25/43 (b)	4,924,018	4,753,753
Towd Point Mortgage Trust:
Series 2015-5 Class A1B, 2.75% 5/25/55 (a)	1,130,750	1,138,620
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(b)	7,309,000	7,359,752
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 3A1, 3.149% 3/25/35 (b)	3,192,573	3,227,863
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.3606% 6/27/36 (a)(b)	332,215	332,373
Class 2A1, 3.2504% 6/27/36 (a)(b)	423,628	422,392

TOTAL PRIVATE SPONSOR		44,772,840

U.S. Government Agency - 0.2%
Fannie Mae:
Series 2005-79 Class ZC, 5.9% 9/25/35	384,658	443,340
Series 2007-75 Class JI, 5.5214% 8/25/37 (b)(g)	1,843,755	330,345
Series 2010-150 Class ZC, 4.75% 1/25/41	1,238,328	1,384,351
Series 2010-95 Class ZC, 5% 9/25/40	2,658,514	2,989,933
Series 2011-110 Class SA, 5.5864% 4/25/41 (b)(g)(h)	832,155	121,754
Series 2011-112 Class SA, 5.5264% 11/25/41 (b)(g)(h)	786,618	138,482
Series 2011-123 Class SD, 5.5764% 8/25/39 (b)(g)(h)	717,694	96,904
Series 2011-4 Class PZ, 5% 2/25/41	548,083	631,538
Series 2012-100 Class WI, 3% 9/25/27 (g)	1,253,196	118,137
Series 2012-14 Class JS, 5.6264% 12/25/30 (b)(g)(h)	465,739	61,153
Series 2012-47 Class SD, 5.4264% 5/25/42 (b)(g)(h)	1,637,758	312,123
Series 2012-9 Class SH, 5.5264% 6/25/41 (b)(g)(h)	647,795	96,281
Series 2013-133 Class IB, 3% 4/25/32 (g)	858,318	82,477
Series 2013-51 Class GI, 3% 10/25/32 (g)	1,490,647	163,016
Series 2015-42:
Class IL, 6% 6/25/45 (g)	1,991,126	463,927
Class LS, 5.1764% 6/25/45 (b)(g)(h)	1,679,911	272,894
Series 2015-70 Class JC, 3% 10/25/45	1,639,664	1,682,633
Series 2016-78 Class CS, 5.0764% 5/25/39 (b)(g)(h)	4,033,917	695,649
Series 2017-30 Class AI, 5.5% 5/25/47	1,015,825	227,083
Freddie Mac:
sequential payer Series 3871 Class KB, 5.5% 6/15/41	903,000	1,059,074
Series 2933 Class ZM, 5.75% 2/15/35	702,459	820,465
Series 2996 Class ZD, 5.5% 6/15/35	534,425	612,206
Series 3237 Class C, 5.5% 11/15/36	778,439	884,936
Series 3955 Class YI, 3% 11/15/21 (g)	432,423	19,812
Series 3980 Class EP, 5% 1/15/42	5,424,230	5,998,819
Series 4055 Class BI, 3.5% 5/15/31 (g)	781,714	78,906
Series 4149 Class IO, 3% 1/15/33 (g)	648,948	82,460
Series 4314 Class AI, 5% 3/15/34 (g)	327,528	41,863
Series 4427 Class LI, 3.5% 2/15/34 (g)	1,345,356	161,996
Series 4471 Class PA 4% 12/15/40	1,995,077	2,095,673
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,400,113	1,498,762
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 1.21% 12/20/60 (b)(i)	1,393,461	1,385,555
Series 2011-H20 Class FA, 1.38% 9/20/61 (b)(i)	6,967,187	6,979,869
Series 2012-H18 Class NA, 1.35% 8/20/62 (b)(i)	1,486,916	1,486,583
Series 2012-H21 Class DF, 1.48% 5/20/61 (b)(i)	969,696	972,110
Series 2013-H19 Class FC, 1.43% 8/20/63 (b)(i)	3,760,169	3,772,326
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40	4,180,589	4,464,490
Series 2010-170 Class B, 4% 12/20/40	944,845	1,008,991
Series 2010-14 Class SN, 4.9576% 2/16/40 (b)(g)(h)	953,793	149,478
Series 2011-94 Class SA, 5.1072% 7/20/41 (b)(g)(h)	315,956	52,808
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	5,548,305	5,604,129
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	4,094,976	4,137,218
Series 2017-H06 Class FA, 1.17% 8/20/66 (b)(i)	5,470,492	5,480,044

TOTAL U.S. GOVERNMENT AGENCY		59,160,593

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $103,851,743)		103,933,433

Commercial Mortgage Securities - 0.6%
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	6,257,702	6,457,597
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1.4236% 11/25/35 (a)(b)	38,495	35,516
Series 2005-4A:
Class A2, 1.4136% 1/25/36 (a)(b)	97,064	89,847
Class M1, 1.4736% 1/25/36 (a)(b)	31,330	28,034
Series 2006-4A Class A2, 1.2606% 12/25/36 (a)(b)	279,207	250,201
Series 2007-1 Class A2, 1.2606% 3/25/37 (a)(b)	59,253	52,552
Series 2007-2A:
Class A1, 1.2517% 7/25/37 (a)(b)	172,033	157,374
Class A2, 1.3017% 7/25/37 (a)(b)	161,069	147,229
Class M1, 1.3517% 7/25/37 (a)(b)	54,824	42,565
Series 2007-3:
Class A2, 1.2717% 7/25/37 (a)(b)	57,792	48,456
Class M1, 1.2917% 7/25/37 (a)(b)	30,627	24,080
Class M2, 1.3217% 7/25/37 (a)(b)	32,758	24,923
Class M3, 1.3517% 7/25/37 (a)(b)	52,466	39,041
Class M4, 1.4817% 7/25/37 (a)(b)	82,827	56,443
Class M5, 1.5817% 7/25/37 (a)(b)	30,378	16,234
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 2.3939% 12/15/27 (a)(b)	6,704,356	6,716,967
Class DPA, 3.9939% 12/15/27 (a)(b)	1,420,934	1,427,177
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	4,000,000	4,022,818
Series 2007-C6 Class A4, 5.922% 12/10/49 (b)	299,596	299,342
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,000,000	1,013,464
Series 2015-GC33 Class XA, 1.1237% 9/10/58 (b)(g)	19,801,219	1,207,500
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,709,599
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,568,659
Series 2016-P6 Class XA, 0.9823% 12/10/49 (b)(g)	17,848,218	899,056
COMM Mortgage Trust:
sequential payer Series 2015-DC1 Class A5, 3.35% 2/10/48	3,800,000	3,887,135
Series 2014-CR19 Class XA, 1.4103% 8/10/47 (b)(g)	30,993,877	1,744,968
Series 2014-CR20 Class XA, 1.1759% 11/10/47 (b)(g)	18,556,058	1,124,518
Series 2014-CR21 Class A2, 3.095% 12/10/47	520,000	532,867
Series 2014-LC17 Class XA, 1.1256% 10/10/47 (b)(g)	58,105,462	2,386,293
Series 2014-UBS4 Class XA, 1.3975% 8/10/47 (b)(g)	18,209,999	1,074,878
Series 2014-UBS6 Class XA, 1.195% 12/10/47 (b)(g)	12,639,742	653,295
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,548,527
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,500,000	1,548,561
Series 2015-DC1 Class XA, 1.3149% 2/10/48 (b)(g)	32,294,938	1,941,107
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	1,976,861
Credit Suisse Commercial Mortgage Trust Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	93,435	93,506
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 2.9803% 11/15/49	2,800,000	2,826,637
CSMC Series 2015-TOWN:
Class A, 2.2444% 3/15/28 (a)(b)	6,254,000	6,248,875
Class B, 2.8939% 3/15/28 (a)(b)	404,000	403,673
Class C, 3.2439% 3/15/28 (a)(b)	404,000	403,819
Class D, 4.1939% 3/15/28 (a)(b)	404,000	404,000
Fannie Mae Series 2017-M1 Class A2, 2.4167% 10/25/26 (b)	2,300,000	2,237,108
Freddie Mac:
sequential payer:
Series K010 Class A2, 4.333% 10/25/20	2,000,000	2,156,230
Series K029 Class A2, 3.32% 2/25/23 (b)	5,850,000	6,188,099
Series K034 Class A2, 3.531% 7/25/23	4,000,000	4,273,627
Series K717 Class A2, 2.991% 9/25/21	6,844,000	7,117,653
Series K721 Class A2, 3.09% 8/25/22	5,800,000	6,065,278
Series K723 Class A1, 2.292% 4/25/23	1,883,675	1,895,855
Series K725 Class A1, 2.8294% 5/25/23	12,974,362	13,265,998
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 2.2939% 12/15/34 (a)(b)	1,510,135	1,512,196
Series 2015-NRF Class AFX, 3.2349% 12/15/34 (a)	2,300,000	2,365,902
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	1,951,303	1,949,246
GS Mortgage Securities Trust:
sequential payer Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,000,000	1,039,590
Series 2013-GC12 Class XA, 1.6912% 6/10/46 (b)(g)	6,477,538	407,828
Series 2014-GC18, 2.924% 1/10/47	748,030	760,051
Series 2014-GC22 Class A3, 3.516% 6/10/47	800,000	828,186
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	2,025,949
Series 2015-GC34 Class XA, 1.5213% 10/10/48 (b)(g)	6,237,673	520,973
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 2.244% 11/15/29 (a)(b)	4,000,000	4,006,196
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21:
Class A3, 3.4353% 8/15/47 (a)	1,900,000	1,967,601
Class A5, 3.7748% 8/15/47	9,000,000	9,518,442
Series 2014-C19 Class XA, 1.3377% 4/15/47 (b)(g)	6,659,934	216,171
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	1,979,223
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.6391% 4/15/27 (a)(b)	1,239,000	1,220,944
Class D, 3.2391% 4/15/27 (a)(b)	2,642,000	2,590,233
sequential payer:
Series 2007-CB20 Class A4, 5.794% 2/12/51	2,890,047	2,899,222
Series 2007-LD11 Class A4, 6.004% 6/15/49 (b)	146,232	146,097
Series 2007-CB19:
Class B, 5.9334% 2/12/49 (b)	24,000	3,599
Class C, 5.9334% 2/12/49 (b)	62,000	3,098
Class D, 5.9334% 2/12/49 (b)	39,438	18
Series 2016-WP Class TA, 2.4439% 10/15/33 (a)(b)	3,774,000	3,792,884
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.2056% 7/15/44 (b)	826,193	826,599
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 6.0269% 6/12/50 (b)	261,209	260,903
Series 2008-C1 Class A4, 5.69% 2/12/51	304,739	307,128
Merrill Lynch-CFC Commercial Mortgage Trust Series 2007-8 Class A3, 6.0659% 8/12/49 (b)	50,676	50,630
Morgan Stanley BAML Trust:
sequential payer Series 2014-C16 Class A3, 3.592% 6/15/47	2,600,000	2,697,209
Series 2014-C14 Class A2, 2.916% 2/15/47	1,300,000	1,320,688
Series 2014-C17 Class A2, 3.119% 8/15/47	1,700,000	1,741,452
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,881,114
Class XA, 1.2938% 10/15/48 (b)(g)	11,188,912	785,530
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,266,252
Series 2016-C32 Class A3, 3.459% 12/15/49	5,100,000	5,275,381
Morgan Stanley Capital I Trust:
sequential payer Series 2007-IQ15 Class A4, 6.1257% 6/11/49 (b)	8,550,088	8,557,705
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,118,741
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	2,050,661
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (a)(b)	6,014,000	6,057,884
Class B, 4.181% 11/15/34 (a)	2,114,000	2,132,454
Class C, 5.205% 11/15/34 (a)	1,483,000	1,500,145
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C33 Class A5, 6.179% 2/15/51 (b)	3,716,471	3,715,926
Series 2007-C32:
Class D, 5.9215% 6/15/49 (b)	208,000	62,388
Class E, 5.9215% 6/15/49 (b)	328,000	71,148
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.2602% 11/15/48 (b)(g)	7,608,600	523,100
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	374,374
Series 2014-C24 Class XA, 1.1096% 11/15/47 (b)(g)	7,441,893	377,140
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $189,657,481)		189,042,243

Municipal Securities - 0.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	1,390,000	1,973,411
California Gen. Oblig.:
6.2% 3/1/19	$1,340,000	$1,447,682
7.5% 4/1/34	630,000	907,156
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	22,660,000	20,435,468
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	60,528
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	95,624
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44	150,000	185,592
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,928,667	1,939,429
4.95% 6/1/23	7,660,000	7,819,864
5.1% 6/1/33	34,375,000	30,976,344
Series 2010-1, 6.63% 2/1/35	3,845,000	3,865,801
Series 2010-3:
6.725% 4/1/35	2,510,000	2,571,068
7.35% 7/1/35	4,655,000	4,943,796
Series 2010-5, 6.2% 7/1/21	2,395,000	2,519,013
Series 2011:
5.665% 3/1/18	6,560,000	6,693,562
5.877% 3/1/19	11,620,000	12,169,858
Series 2013, 3.6% 12/1/19	2,105,000	2,099,738
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	241,581
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2009 B, 5.888% 7/1/43	50,000	65,039
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	191,757
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,265,000	1,862,649
Series 2010 A, 7.102% 1/1/41	1,675,000	2,389,790
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	25,000	33,674
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,115,937
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	625,000	746,069
Series 2011 A, 4.8% 6/1/11	608,000	613,496
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	600,000	645,318
Series 180, 4.96% 8/1/46	265,000	311,147
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	765,000	895,241
San Antonio Elec. & Gas Sys. Rev. Series 2010 A, 5.718% 2/1/41	385,000	489,277
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	60,000	76,538
TOTAL MUNICIPAL SECURITIES
(Cost $116,918,136)		110,381,447

Foreign Government and Government Agency Obligations - 0.0%
Chilean Republic 3.875% 8/5/20	$800,000	$846,560
Colombian Republic 5% 6/15/45	965,000	974,650
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	315,000	375,940
5.5% 12/4/23	180,000	215,918
4% 6/30/22	1,700,000	1,821,377
5.5% 4/26/24	595,000	716,098
Jordanian Kingdom 2.578% 6/30/22	200,000	205,889
Province of Quebec yankee 7.125% 2/9/24	1,830,000	2,301,390
Republic of Iraq 2.149% 1/18/22	1,600,000	1,610,366
Ukraine Government 1.471% 9/29/21	800,000	783,073
United Mexican States 4.75% 3/8/44	4,500,000	4,461,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,647,621)		14,313,011

Bank Notes - 0.1%
Capital One Bank U.S.A. NA 2.15% 11/21/18	270,000	270,658
Capital One NA 2.95% 7/23/21	5,551,000	5,604,451
Citizens Bank NA 2.3% 12/3/18	3,955,000	3,972,620
Discover Bank:
(Delaware) 3.2% 8/9/21	$6,369,000	$6,520,659
3.1% 6/4/20	6,744,000	6,885,557
8.7% 11/18/19	357,000	404,876
KeyBank NA 2.25% 3/16/20	505,000	507,758
PNC Bank NA 6.875% 4/1/18	250,000	260,616
Regions Bank 7.5% 5/15/18	7,751,000	8,158,486
TOTAL BANK NOTES
(Cost $32,029,198)		32,585,681
	Shares	Value

Fixed-Income Funds - 74.9%
Intermediate Government Funds - 0.9%
Fidelity SAI U.S. Treasury Bond Index Fund (j)	29,903,441	$294,548,898
Intermediate-Term Bond Funds - 74.0%
DoubleLine Total Return Bond Fund Class N	80,458,110	863,315,522
Fidelity Total Bond Fund (j)	545,720,450	5,839,208,818
Fidelity U.S. Bond Index Fund Institutional Premium Class (j)	34,632,847	403,126,343
iShares Barclays Aggregate Bond ETF	4,317,660	473,906,362
JPMorgan Core Bond Fund Select Class	55,865,518	650,833,282
Metropolitan West Total Return Bond Fund Class M	198,141,313	2,116,149,227
PIMCO Income Fund Institutional Class	89,625,774	1,105,982,054
PIMCO Mortgage Opportunities Fund Institutional Class	44,988,602	498,923,596
PIMCO Total Return Fund Institutional Class	607,935,601	6,225,260,531
Prudential Total Return Bond Fund Class A	90,451,810	1,311,551,249
Voya Intermediate Bond Fund Class I	47,102,922	477,623,626
Westcore Plus Bond Fund Retail Class	14,731,558	158,216,931
Western Asset Core Bond Fund Class I	105,768,880	1,331,630,197
Western Asset Core Plus Bond Fund Class I	220,864,934	2,592,954,330

TOTAL INTERMEDIATE-TERM BOND FUNDS		24,048,682,068

TOTAL FIXED-INCOME FUNDS
(Cost $24,493,301,527)		24,343,230,966
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22
(Cost $29,654,851)	24,912,000	28,238,480
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.86% (k)	302,550,641	302,611,152
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72%(l)	112,134,277	112,134,277
TOTAL MONEY MARKET FUNDS
(Cost $414,723,844)		414,745,429
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $33,128,398,050)		33,039,909,911
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(521,496,890)
NET ASSETS - 100%		$32,518,413,021

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/32	$(4,300,000)	$(4,433,703)
3% 6/1/32	(4,100,000)	(4,227,485)
3.5% 6/1/47	(15,600,000)	(16,099,687)
3.5% 6/1/47	(3,300,000)	(3,405,703)
3.5% 6/1/47	(17,050,000)	(17,596,132)
3.5% 6/1/47	(8,525,000)	(8,798,066)
3.5% 6/1/47	(19,600,000)	(20,227,812)
3.5% 6/1/47	(9,800,000)	(10,113,906)
3.5% 6/1/47	(8,525,000)	(8,798,066)
3.5% 6/1/47	(9,800,000)	(10,113,906)
3.5% 6/1/47	(20,100,000)	(20,743,825)
3.5% 6/1/47	(10,475,000)	(10,810,527)
3.5% 6/1/47	(9,325,000)	(9,623,691)
3.5% 6/1/47	(15,850,000)	(16,357,695)
3.5% 6/1/47	(8,225,000)	(8,488,457)
3.5% 6/1/47	(7,325,000)	(7,559,629)
4% 6/1/47	(2,600,000)	(2,745,234)
4% 6/1/47	(1,100,000)	(1,161,445)
4% 6/1/47	(400,000)	(422,344)
TOTAL TBA SALE COMMITMENTS
(Proceeds $181,563,857)		$(181,727,313)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
48 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	5,679,000	$9,281
7 CBOT Long U.S. Treasury Bond Contracts (United States)	Sept. 2017	1,076,688	8,959
1 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2017	165,125	1,632
Total Treasury Contracts Purchased			19,872
Sold
Treasury Contracts
113 CBOT 10-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	14,271,547	(47,897)
42 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	9,092,344	(2,051)
Total Treasury Contracts Sold			(49,948)
TOTAL FUTURES CONTRACTS			$(30,076)

The face value of futures purchased as a percentage of Net Assets is 0%

The face value of futures sold as a percentage of Net Assets is 0%

Swaps

Underlying Reference	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse International	(1%)	USD 2,000,000	$(26,257)	$(32,034)	$(58,291)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	1,655,634	(22,429)	(34,344)	(56,773)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(29,132)	(53,170)	(82,302)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(29,132)	(45,686)	(74,818)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,765,000	(39,350)	8,003	(31,347)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,764,000	(39,328)	3,026	(36,302)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,500,000	(13,319)	(5,359)	(18,678)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,765,000	(15,672)	(14,229)	(29,901)

TOTAL CREDIT DEFAULT SWAPS					$(214,619)	$(173,793)	$(388,412)

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
LCH	Jun. 2047	USD 2,100,000	3-month LIBOR	1.75%	$(116,765)	$0	$(116,765)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $311,693,740 or 1.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $153,659.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $319,671.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated Fund

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$657,515
Total	$657,515

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity SAI U.S. Treasury Bond Index Fund	$30,720,050	$263,042,006	$--	$200,605	$294,548,898
Fidelity Total Bond Fund	5,535,249,888	288,957,370	33,387,924	36,435,173	5,839,208,818
Fidelity U.S. Bond Index Fund Institutional Premium Class	406,140,142	27,243,944	33,387,926	2,613,188	403,126,343
Total	$5,972,110,080	$579,243,320	$66,775,850	$39,248,966	$6,536,884,059

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,298,498,730	$--	$2,298,498,730	$--
U.S. Government and Government Agency Obligations	2,667,953,717	--	2,667,953,717	--
U.S. Government Agency - Mortgage Securities	2,713,999,067	--	2,713,999,067	--
Asset-Backed Securities	122,987,707	--	122,987,707	--
Collateralized Mortgage Obligations	103,933,433	--	103,877,156	56,277
Commercial Mortgage Securities	189,042,243	--	188,908,689	133,554
Municipal Securities	110,381,447	--	110,381,447	--
Foreign Government and Government Agency Obligations	14,313,011	--	14,313,011	--
Bank Notes	32,585,681	--	32,585,681	--
Fixed-Income Funds	24,343,230,966	24,343,230,966	--	--
Preferred Securities	28,238,480	--	28,238,480	--
Money Market Funds	414,745,429	414,745,429	--	--
Total Investments in Securities:	$33,039,909,911	$24,757,976,395	$8,281,743,685	$189,831
Derivative Instruments:
Assets
Futures Contracts	$19,872	$19,872	$--	$--
Total Assets	$19,872	$19,872	$--	$--
Liabilities
Futures Contracts	$(49,948)	$(49,948)	$--	$--
Swaps	(331,384)	--	(331,384)	--
Total Liabilities	$(381,332)	$(49,948)	$(331,384)	$--
Total Derivative Instruments:	$(361,460)	$(30,076)	$(331,384)	$--
Other Financial Instruments:
TBA Sale Commitments	$(181,727,313)	$--	$(181,727,313)	$--
Total Other Financial Instruments:	$(181,727,313)	$--	$(181,727,313)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $33,157,517,016. Net unrealized depreciation aggregated $117,607,105, of which $420,316,323 related to appreciated investment securities and $537,923,428 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Income Multi-Manager Fund

May 31, 2017

ACF-QTLY-0717
1.941275.104

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 8.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
General Motors Co. 3.5% 10/2/18	$20,000	$20,382
General Motors Financial Co., Inc.:
2.625% 7/10/17	20,000	20,023
3.25% 5/15/18	10,000	10,131
3.5% 7/10/19	10,000	10,235
4.25% 5/15/23	10,000	10,342
4.375% 9/25/21	55,000	57,989
		129,102
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	2,000	2,043
3.7% 1/30/26	5,000	5,209
		7,252
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	104,199
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	13,000	13,946
4.908% 7/23/25	16,000	17,317
5.375% 5/1/47 (a)	3,000	3,126
NBCUniversal, Inc. 5.15% 4/30/20	100,000	109,503
Time Warner Cable, Inc.:
4% 9/1/21	118,000	123,974
5.5% 9/1/41	10,000	10,667
5.875% 11/15/40	13,000	14,526
6.55% 5/1/37	18,000	21,579
7.3% 7/1/38	17,000	21,647
8.25% 4/1/19	17,000	18,837
		355,122

TOTAL CONSUMER DISCRETIONARY		595,675

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	20,000	20,321
3.3% 2/1/23	20,000	20,629
3.65% 2/1/26	20,000	20,569
4.7% 2/1/36	23,000	25,049
4.9% 2/1/46	26,000	28,824
		115,392
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	7,243
Tobacco - 0.0%
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,026
4% 6/12/22	3,000	3,194
5.7% 8/15/35	3,000	3,512
6.15% 9/15/43	4,000	4,974
		16,706

TOTAL CONSUMER STAPLES		139,341

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Amerada Hess Corp. 7.875% 10/1/29	5,000	6,200
Anadarko Finance Co. 7.5% 5/1/31	10,000	12,931
Anadarko Petroleum Corp.:
4.85% 3/15/21	5,000	5,369
5.55% 3/15/26	10,000	11,227
6.6% 3/15/46	10,000	12,387
Canadian Natural Resources Ltd. 5.85% 2/1/35	6,000	6,652
Chesapeake Energy Corp. 5.75% 3/15/23	5,000	4,688
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,000	2,009
3.3% 6/1/20	12,000	12,278
4.5% 6/1/25	3,000	3,219
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	101,500
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	5,000
2.7% 4/1/19	4,000	3,980
3.875% 3/15/23	20,000	19,540
5.6% 4/1/44	10,000	9,500
El Paso Corp. 6.5% 9/15/20	20,000	22,373
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	3,000	2,988
3.9% 5/15/24 (b)	3,000	2,980
Enbridge, Inc.:
4.25% 12/1/26	4,000	4,216
5.5% 12/1/46	5,000	5,587
Petrobras Global Finance BV 5.625% 5/20/43	10,000	8,350
Petroleos Mexicanos:
3.5% 7/23/20	10,000	10,176
4.625% 9/21/23	20,000	20,388
5.375% 3/13/22 (a)	10,000	10,652
5.5% 2/4/19	15,000	15,726
6.375% 2/4/21	25,000	27,360
6.5% 6/2/41	15,000	15,110
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,000	10,248
Southwestern Energy Co.:
5.8% 1/23/20 (b)	8,000	8,120
6.7% 1/23/25 (b)	26,000	25,675
Spectra Energy Partners LP 2.95% 9/25/18	2,000	2,028
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,955
4.55% 6/24/24	38,000	39,045
Western Gas Partners LP:
4.65% 7/1/26	3,000	3,160
5.375% 6/1/21	7,000	7,583
Williams Partners LP:
4% 11/15/21	2,000	2,097
4.3% 3/4/24	8,000	8,418
		471,715
FINANCIALS - 2.7%
Banks - 1.3%
Bank of America Corp.:
3.3% 1/11/23	15,000	15,287
3.5% 4/19/26	10,000	10,025
3.875% 8/1/25	18,000	18,628
3.95% 4/21/25	27,000	27,452
4% 1/22/25	104,000	106,041
4.1% 7/24/23	5,000	5,293
4.2% 8/26/24	4,000	4,160
4.25% 10/22/26	11,000	11,370
Citigroup, Inc.:
1.85% 11/24/17	21,000	21,044
4.05% 7/30/22	4,000	4,197
4.4% 6/10/25	11,000	11,469
5.3% 5/6/44	17,000	18,934
5.5% 9/13/25	4,000	4,467
Citizens Financial Group, Inc. 4.3% 12/3/25	20,000	20,936
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,038
2.95% 10/1/26	16,000	15,471
3.875% 9/10/24	23,000	23,761
4.125% 12/15/26	15,000	15,616
4.25% 10/15/20	4,000	4,257
4.35% 8/15/21	4,000	4,299
4.625% 5/10/21	4,000	4,339
4.95% 3/25/20	4,000	4,307
Regions Financial Corp. 3.2% 2/8/21	7,000	7,171
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	104,653
6% 12/19/23	35,000	38,463
6.1% 6/10/23	13,000	14,251
6.125% 12/15/22	29,000	31,761
		551,690
Capital Markets - 1.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	6,000	6,300
Credit Suisse AG 6% 2/15/18	2,000	2,057
Deutsche Bank AG London Branch 2.85% 5/10/19	20,000	20,205
Goldman Sachs Group, Inc.:
2.625% 1/31/19	24,000	24,259
2.9% 7/19/18	29,000	29,351
5.75% 1/24/22	8,000	9,041
6.75% 10/1/37	190,000	242,634
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	4,077
3.75% 12/1/25	7,000	7,382
Lazard Group LLC 4.25% 11/14/20	8,000	8,457
Morgan Stanley:
2.375% 7/23/19	20,000	20,143
3.7% 10/23/24	18,000	18,565
3.75% 2/25/23	36,000	37,560
5% 11/24/25	13,000	14,210
		444,241
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	25,008
Discover Financial Services 3.95% 11/6/24	7,000	7,114
Hyundai Capital America 2.125% 10/2/17 (a)	4,000	4,004
Synchrony Financial:
1.875% 8/15/17	3,000	3,000
3% 8/15/19	4,000	4,057
3.75% 8/15/21	6,000	6,194
4.25% 8/15/24	6,000	6,145
		55,522
Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,000	6,074
Insurance - 0.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,231
Pacific LifeCorp 6% 2/10/20 (a)	4,000	4,356
Pricoa Global Funding I 5.375% 5/15/45 (b)	11,000	11,801
Prudential Financial, Inc. 4.5% 11/16/21	100,000	109,078
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	3,049
Unum Group 5.75% 8/15/42	5,000	5,860
		136,375

TOTAL FINANCIALS		1,193,902

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
WellPoint, Inc. 3.3% 1/15/23	21,000	21,521
Pharmaceuticals - 0.1%
Allergan PLC 1.875% 10/1/17	3,000	3,002
Mylan N.V.:
2.5% 6/7/19	9,000	9,054
3.15% 6/15/21	12,000	12,226
3.95% 6/15/26	9,000	9,025
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	8,000	7,843
3.15% 10/1/26	7,000	6,574
Zoetis, Inc. 3.25% 2/1/23	4,000	4,120
		51,844

TOTAL HEALTH CARE		73,365

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	5,011
3.375% 6/1/21	6,000	6,187
3.75% 2/1/22	11,000	11,512
3.875% 4/1/21	9,000	9,435
4.25% 9/15/24	9,000	9,485
		41,630
INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	10,000	10,673
MATERIALS - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 3.625% 5/14/20 (a)	10,000	10,130
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	2,015
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,113
Camden Property Trust:
2.95% 12/15/22	4,000	3,988
4.25% 1/15/24	8,000	8,430
Corporate Office Properties LP 5% 7/1/25	5,000	5,281
DDR Corp.:
3.5% 1/15/21	140,000	142,290
3.625% 2/1/25	6,000	5,724
4.25% 2/1/26	4,000	3,942
4.75% 4/15/18	132,000	134,467
Duke Realty LP:
3.25% 6/30/26	2,000	1,973
3.625% 4/15/23	5,000	5,133
3.875% 10/15/22	8,000	8,374
Equity One, Inc. 3.75% 11/15/22	20,000	20,802
Government Properties Income Trust 3.75% 8/15/19	10,000	10,094
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	6,077
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,012
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	14,000	14,402
4.5% 1/15/25	6,000	6,105
4.75% 1/15/28	13,000	13,069
4.95% 4/1/24	3,000	3,137
5.25% 1/15/26	10,000	10,592
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,949
5% 12/15/23	2,000	2,089
Weingarten Realty Investors 3.375% 10/15/22	2,000	2,035
WP Carey, Inc.:
4% 2/1/25	13,000	13,026
4.6% 4/1/24	20,000	20,948
		453,067
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	12,000	12,144
4.1% 10/1/24	10,000	10,092
4.95% 4/15/18	11,000	11,268
CBRE Group, Inc. 4.875% 3/1/26	20,000	21,428
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,366
Essex Portfolio LP 3.875% 5/1/24	7,000	7,260
Liberty Property LP:
3.25% 10/1/26	5,000	4,870
3.375% 6/15/23	25,000	25,263
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,022
3.15% 5/15/23	12,000	11,334
Mid-America Apartments LP 4% 11/15/25	3,000	3,126
Tanger Properties LP:
3.125% 9/1/26	6,000	5,646
3.75% 12/1/24	7,000	7,058
3.875% 12/1/23	4,000	4,107
Ventas Realty LP:
3.125% 6/15/23	3,000	3,000
4.125% 1/15/26	3,000	3,107
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,092
		149,183

TOTAL REAL ESTATE		602,250

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
3.6% 2/17/23	16,000	16,369
5.55% 8/15/41	48,000	51,394
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,000
6.15% 9/15/19	2,000	2,140
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	29,156
4.5% 9/15/20	103,000	110,391
5.012% 8/21/54	84,000	82,086
		293,536
UTILITIES - 0.2%
Electric Utilities - 0.1%
Duke Energy Corp. 2.1% 6/15/18	5,000	5,020
FirstEnergy Corp.:
4.25% 3/15/23	30,000	31,276
7.375% 11/15/31	5,000	6,668
IPALCO Enterprises, Inc. 3.45% 7/15/20	17,000	17,255
		60,219
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	3,000	3,001
2.7% 6/15/21	3,000	3,016
		6,017
Multi-Utilities - 0.1%
Dominion Resources, Inc. 3.4522% 9/30/66 (b)	6,000	5,160
Puget Energy, Inc.:
6% 9/1/21	13,000	14,567
6.5% 12/15/20	4,000	4,497
Sempra Energy 6% 10/15/39	11,000	13,715
		37,939

TOTAL UTILITIES		104,175

TOTAL NONCONVERTIBLE BONDS
(Cost $3,405,236)		3,536,392

U.S. Government and Government Agency Obligations - 9.6%
U.S. Treasury Inflation-Protected Obligations - 2.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$186,359	$178,417
1% 2/15/46	102,894	104,883
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	93,641	94,282
0.125% 4/15/20	260,270	262,595
0.375% 7/15/25	452,351	455,357
0.625% 1/15/26	71,824	73,411

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,168,945

U.S. Treasury Obligations - 6.9%
U.S. Treasury Bonds:
2.5% 2/15/46	205,000	189,633
3% 11/15/45	11,000	11,270
3% 2/15/47	203,000	208,178
U.S. Treasury Notes:
0.75% 9/30/18	1,045,000	1,038,387
1.25% 10/31/21	565,000	554,031
1.75% 5/31/22	190,000	189,956
1.875% 3/31/22	98,000	98,540
2% 5/31/24	125,000	124,819
2% 8/15/25	129,000	127,629
2% 11/15/26	110,000	108,058
2.125% 3/31/24	335,000	337,460
2.125% 5/15/25	33,000	33,010
2.375% 5/15/27	30,000	30,443

TOTAL U.S. TREASURY OBLIGATIONS		3,051,414

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,226,719)		4,220,359

U.S. Government Agency - Mortgage Securities - 5.6%
Fannie Mae - 3.3%
3% 8/1/31 to 9/1/46	338,485	343,714
3% 6/1/32 (c)	50,000	51,555
3% 6/1/32 (c)	25,000	25,777
3% 6/1/32 (c)	25,000	25,777
3.5% 11/1/30 to 5/1/46	384,891	399,862
3.5% 6/1/47 (c)	50,000	51,602
4% 4/1/42 to 1/1/43	226,521	240,454
4.5% 3/1/41 to 1/1/42	69,000	74,718
5% 11/1/33 to 6/1/39	176,051	194,413
5.5% 9/1/41	44,326	49,345

TOTAL FANNIE MAE		1,457,217

Freddie Mac - 1.2%
3% 3/1/32 to 1/1/47	266,015	270,877
3.5% 4/1/43 to 8/1/43	141,746	147,092
4% 2/1/41	57,598	61,151
4.5% 3/1/41 to 4/1/41	56,431	61,078

TOTAL FREDDIE MAC		540,198

Ginnie Mae - 1.1%
3% 3/20/45	83,845	85,580
3.5% 12/20/41 to 8/20/43	191,989	201,077
4% 11/20/40	43,976	47,062
4.5% 5/20/41	51,687	55,834
5% 10/15/33	71,427	78,556

TOTAL GINNIE MAE		468,109

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,470,892)		2,465,524

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25(a)		$
(Cost $14,676)	14,676	$14,681

Commercial Mortgage Securities - 0.1%
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LD11 Class A4, 6.004% 6/15/49 (b)	783	782
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.2056% 7/15/44 (b)	1,400	1,401
MSCG Trust Series 2016-SNR Class A, 3.4596% 11/15/34(a)(b)	25,000	25,182
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $27,437)		27,365

Municipal Securities - 0.4%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	35,000	31,564
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	3,667	3,687
4.95% 6/1/23	15,000	15,313
5.1% 6/1/33	95,000	85,607
Series 2010-1, 6.63% 2/1/35	20,000	20,108
Series 2010-3:
6.725% 4/1/35	5,000	5,122
7.35% 7/1/35	5,000	5,310
Series 2010-5, 6.2% 7/1/21	5,000	5,259
Series 2011, 5.877% 3/1/19	15,000	15,710
Series 2013, 3.6% 12/1/19	5,000	4,988
TOTAL MUNICIPAL SECURITIES
(Cost $207,240)		192,668
	Shares	Value

Fixed-Income Funds - 76.3%
Intermediate-Term Bond Funds - 76.3%
Metropolitan West Total Return Bond Fund Class I	966,226	$10,319,299
PIMCO Total Return Fund Institutional Class	972,724	9,960,689
Western Asset Core Bond Fund Class I	1,057,717	13,316,667
TOTAL FIXED-INCOME FUNDS
(Cost $33,851,722)		33,596,655

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.86% (d)	329,798	329,864
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72%(e)	0	0
TOTAL MONEY MARKET FUNDS
(Cost $329,864)		329,864
TOTAL INVESTMENT PORTFOLIO - 100.8%
(Cost $44,533,786)		44,383,508
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(334,208)
NET ASSETS - 100%		$44,049,300

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/32	$(100,000)	$(103,109)
3.5% 6/1/47	(50,000)	(51,602)
3.5% 6/1/47	(25,000)	(25,801)
3.5% 6/1/47	(25,000)	(25,801)
TOTAL TBA SALE COMMITMENTS
(Proceeds $206,130)		$(206,313)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $176,680 or 0.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$835
Total	$835

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,536,392	$--	$3,536,392	$--
U.S. Government and Government Agency Obligations	4,220,359	--	4,220,359	--
U.S. Government Agency - Mortgage Securities	2,465,524	--	2,465,524	--
Collateralized Mortgage Obligations	14,681	--	14,681	--
Commercial Mortgage Securities	27,365	--	27,365	--
Municipal Securities	192,668	--	192,668	--
Fixed-Income Funds	33,596,655	33,596,655	--	--
Money Market Funds	329,864	329,864	--	--
Total Investments in Securities:	$44,383,508	$33,926,519	$10,456,989	$--
Other Financial Instruments:
TBA Sale Commitments	$(206,313)	$--	$(206,313)	$--
Total Other Financial Instruments:	$(206,313)	$--	$(206,313)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $44,587,875. Net unrealized depreciation aggregated $204,367, of which $646,586 related to appreciated investment securities and $850,953 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

May 31, 2017

SAE-QTLY-0717
1.918363.106

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 43.2%
	Shares	Value
CONSUMER DISCRETIONARY - 4.5%
Auto Components - 0.2%
Gmb Korea Corp.	7,110	$35,502
HS Chemical	23,890	74,475
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A/S	133,245	341,431
Motherson Sumi Systems Ltd. (a)	758,707	5,298,953
MRF Ltd.	1,919	1,950,208
Seoyon Co. Ltd.	10,757	103,293
Sewon Precision Industries Co. Ltd.	912	15,478
Tianneng Power International Ltd.	2,464,000	1,928,817
TVS Srichakra Ltd. (a)	2,302	144,425
Xingda International Holdings Ltd.	263,000	101,926
Yoo Sung Enterprise	14,490	58,762
		10,053,270
Automobiles - 1.3%
Brilliance China Automotive Holdings Ltd.	1,036,000	1,933,057
China Motor Co. Ltd.	96,000	88,699
Geely Automobile Holdings Ltd.	5,760,000	9,535,261
Hero Motocorp Ltd.	165,906	9,632,501
Hyundai Motor Co.	61,458	8,948,209
Kia Motors Corp.	218,397	7,617,944
PT Astra International Tbk	5,727,900	3,762,697
Ssangyong Motor Co. (a)	13,123	84,868
Tata Motors Ltd.	358,744	2,647,899
Tata Motors Ltd. sponsored ADR	180,316	6,641,038
Tofas Turk Otomobil Fabrikasi A/S	1,081,664	8,983,462
		59,875,635
Distributors - 0.1%
Imperial Holdings Ltd.	402,741	5,097,599
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	97,200	6,966,324
Visang Education, Inc.	9,614	135,685
		7,102,009
Hotels, Restaurants & Leisure - 0.2%
Bloomberry Resorts Corp. (a)	401,100	75,732
China Lodging Group Ltd. ADR (a)	8,001	611,276
Genting Bhd	72,500	168,845
Jollibee Food Corp.	584,710	2,402,942
Sands China Ltd.	1,432,922	6,610,615
		9,869,410
Household Durables - 1.0%
Arcelik A/S	49,412	342,028
Coway Co. Ltd.	42,129	3,781,963
Cyrela Brazil Realty SA	661,851	2,186,433
Guangdong Kelon Electrical Holdings Ltd. Series H	130,000	186,511
Haier Electronics Group Co. Ltd.	4,451,454	11,322,073
Kang Yong Electric PCL NVDR	5,000	71,638
LG Electronics, Inc.	148,294	10,928,174
Midea Group Co. Ltd. Class A	1,478,274	7,840,656
MRV Engenharia e Participacoes SA	1,082,875	4,333,575
Nien Made Enterprise Co. Ltd.	731,882	7,587,729
Skyworth Digital Holdings Ltd.	1,614,000	880,264
Vestel Elektonik Sanayi ve Ticaret A/S (a)	269,289	525,159
		49,986,203
Internet & Direct Marketing Retail - 0.3%
Ctrip.com International Ltd. ADR (a)	75,955	4,150,941
JD.com, Inc. sponsored ADR (a)	218,100	8,730,543
Vipshop Holdings Ltd. ADR (a)	266,200	3,292,894
		16,174,378
Leisure Products - 0.0%
Advanced International Multitech Co. Ltd.	28,000	27,078
Media - 0.5%
Hyundai HCN	154,083	549,158
Naspers Ltd. Class N	96,395	19,974,974
PT Media Nusantara Citra Tbk	20,789,400	2,965,455
Smiles SA	116,500	2,268,113
YeaRimDang Publishing Co. Ltd. (a)	7,300	54,122
		25,811,822
Multiline Retail - 0.4%
Grupo Sanborns SA de CV	29,115	35,445
Lojas Renner SA	1,230,690	10,028,985
Magazine Luiza SA	10,200	791,174
New World Department Store China Ltd. (a)	229,000	38,203
PT Matahari Department Store Tbk	1,281,600	1,452,865
PT Mitra Adiperkasa Tbk	124,900	58,840
PT Ramayana Lestari Sentosa Tbk	1,381,100	134,792
S.A.C.I. Falabella	282,239	2,328,953
Woolworths Holdings Ltd.	580,582	2,983,700
		17,852,957
Specialty Retail - 0.2%
BIG Camera Corp. PCL	4,736,500	692,536
China Yongda Automobiles Services Holdings Ltd.	187,500	162,415
Cia. Hering SA	374,200	2,509,353
Mr Price Group Ltd.	145,389	1,662,856
Padini Holdings Bhd	297,300	243,757
Zhongsheng Group Holdings Ltd. Class H	2,213,500	3,402,959
		8,673,876
Textiles, Apparel & Luxury Goods - 0.1%
Aksa Akrilik Kimya Sanayii	37,525	121,896
CECEP COSTIN New Materials Group Ltd.	741,000	57,054
Century Enka Ltd.	7,306	44,939
China Great Star International Ltd.	73,176	107,524
ECLAT Textile Co. Ltd.	454,000	4,616,439
Grendene SA	48,500	394,181
LG Fashion Corp.	4,659	124,433
RSWM Ltd. (a)	20,595	132,474
Vardhman Textiles Ltd. (a)	3,102	62,367
Weiqiao Textile Co. Ltd. (H Shares)	426,500	305,403
		5,966,710

TOTAL CONSUMER DISCRETIONARY		216,490,947

CONSUMER STAPLES - 3.8%
Beverages - 0.7%
Ambev SA	1,933,795	11,181,046
Anheuser-Busch InBev SA NV	12,941	1,512,250
Embotelladora Andina SA sponsored ADR	1,793	44,287
Fomento Economico Mexicano S.A.B. de CV:
unit	228,700	2,154,657
sponsored ADR	120,571	11,374,668
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	245,402	3,142,276
Kweichow Moutai Co. Ltd. (A Shares)	33,758	2,195,691
Pepsi-Cola Products Philippines, Inc.	677,100	45,561
Wuliangye Yibin Co. Ltd. Class A	553,800	3,893,649
		35,544,085
Food & Staples Retailing - 1.3%
BGFretail Co. Ltd.	60,162	7,496,638
Bidcorp Ltd.	64,493	1,473,578
Bim Birlesik Magazalar A/S JSC	433,245	7,706,036
C.P. ALL PCL (For. Reg.)	4,424,600	8,119,128
Clicks Group Ltd.	113,139	1,175,127
Drogasil SA (a)	500,400	11,133,917
Magnit OJSC	17,632	2,858,983
Magnit OJSC GDR (Reg. S)	191,397	6,842,443
O'Key Group SA GDR (Reg. S)	588,614	1,177,228
President Chain Store Corp.	333,000	2,971,784
Shoprite Holdings Ltd.	232,079	3,698,400
Wal-Mart de Mexico SA de CV Series V (a)	2,312,400	5,299,198
		59,952,460
Food Products - 1.1%
Brasil Foods SA	135,200	1,809,936
China Agri-Industries Holdings Ltd.	1,022,000	439,356
China Mengniu Dairy Co. Ltd.	6,062,496	12,261,062
GFPT PCL NVDR	153,600	84,782
Gruma S.A.B. de CV Series B	829,623	10,823,007
Industrias Bachoco SA de CV Series B	22,040	100,803
JBS SA	1,068,500	2,664,687
JUHAYNA Food Industries (a)	2,521,502	1,211,993
M. Dias Branco SA	632,800	10,579,422
PT Japfa Comfeed Indonesia Tbk	2,591,900	248,099
Thai Vegetable Oil PCL NVDR	97,000	85,437
Tiger Brands Ltd.	281,336	8,237,364
Unified-President Enterprises Corp.	1,510,000	3,010,732
Universal Robina Corp.	1,073,580	3,493,386
		55,050,066
Personal Products - 0.3%
AMOREPACIFIC Group, Inc.	14,624	1,965,951
China King-highway Holdings Ltd. (a)	165,627	207,123
Hengan International Group Co. Ltd.	554,500	3,888,769
LG Household & Health Care Ltd.	9,593	8,423,218
		14,485,061
Tobacco - 0.4%
ITC Ltd.	4,001,748	19,341,885

TOTAL CONSUMER STAPLES		184,373,557

ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Ezion Holdings Ltd. (a)	8,366,690	1,572,175
Ezion Holdings Ltd. warrants 4/24/20 (a)	1,376,848	40,798
Petrofac Ltd.	296,870	1,453,508
Tenaris SA sponsored ADR	47,300	1,433,190
		4,499,671
Oil, Gas & Consumable Fuels - 2.8%
Aegean Marine Petroleum Network, Inc. (b)	66,185	304,451
Bangchak Petroleum PCL:
(For. Reg.)	520,100	519,184
NVDR	570,600	569,595
Banpu PCL NVDR unit	1,074,400	561,489
Bharat Petroleum Corp. Ltd.	1,630,540	18,771,051
Chennai Petroleum Corp. Ltd. (a)	48,872	288,641
China Petroleum & Chemical Corp. (H Shares)	662,000	542,281
CNOOC Ltd.	14,876,000	16,889,632
Cosan Ltd. Class A	558,859	3,956,722
Formosa Petrochemical Corp.	137,000	490,868
Great Eastern Shipping Co. Ltd.	5,695	34,686
Grupa Lotos SA (a)	11,091	160,460
Hindustan Petroleum Corp. Ltd.	981,879	8,435,240
Indian Oil Corp. Ltd.	1,014,181	6,751,512
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (a)	124,732	68,237
IRPC PCL NVDR	14,815,200	2,218,365
Kosmos Energy Ltd. (a)	385,411	2,312,466
Lukoil PJSC	28,548	1,385,376
Lukoil PJSC sponsored ADR	223,975	10,694,806
Mangalore Refinery & Petrochemicals Ltd. (a)	85,958	174,754
NOVATEK OAO GDR (Reg. S)	11,371	1,278,100
Oil & Natural Gas Corp. Ltd.	1,168,753	3,206,779
Ophir Energy PLC (a)	1,678,244	1,789,331
Petroleo Brasileiro SA - Petrobras (ON) (a)	535,900	2,255,584
Petronet LNG Ltd.	225,784	1,539,643
Polish Oil & Gas Co. SA	975,843	1,665,731
Polski Koncern Naftowy Orlen SA	283,078	8,077,507
PT Adaro Energy Tbk	22,274,600	2,541,846
PT Harum Energy Tbk (a)	875,400	138,671
PT Indo Tambangraya Megah Tbk	395,800	451,664
PT United Tractors Tbk	2,271,500	4,736,555
PTT Exploration and Production PCL NVDR	737,400	1,948,503
PTT PCL NVDR	391,700	4,519,615
Rain Industries Ltd.	31,603	50,655
Reliance Industries Ltd. (a)	442,875	9,204,193
SK Energy Co. Ltd.	37,352	5,638,592
Star Petroleum Refining PCL unit	2,932,400	1,170,894
Susco Public Co. Ltd. unit	267,500	30,316
Thai Oil PCL NVDR	591,600	1,337,440
Tullow Oil PLC (a)	1,300,165	3,062,261
Tupras Turkiye Petrol Rafinelleri A/S	176,024	4,740,010
		134,513,706

TOTAL ENERGY		139,013,377

FINANCIALS - 11.1%
Banks - 7.8%
Agricultural Bank of China Ltd. (H Shares)	13,003,000	6,307,478
Akbank T.A.S.	361,132	975,534
Axis Bank Ltd.	654,916	5,218,719
Axis Bank Ltd. GDR (Reg. S)	304,792	11,917,367
Banco do Brasil SA	741,300	6,492,202
Banco Santander Chile sponsored ADR	143,200	3,537,040
Bangkok Bank PCL NVDR	67,100	354,610
Bank of China Ltd. (H Shares)	39,066,000	19,551,674
Bank Polska Kasa Opieki SA	210,863	7,822,232
Barclays Africa Group Ltd.	331,299	3,511,289
BDO Unibank, Inc.	760,570	1,871,425
Bumiputra-Commerce Holdings Bhd	2,473,554	3,697,908
Capitec Bank Holdings Ltd.	101,883	6,049,900
China Construction Bank Corp. (H Shares)	35,264,000	29,143,241
Chinatrust Financial Holding Co. Ltd.	12,482,058	7,930,046
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	911,000	623,112
Commercial International Bank SAE	666,500	3,074,738
Credicorp Ltd. (United States)	55,016	9,216,280
E.SUN Financial Holdings Co. Ltd.	2,314,515	1,428,215
Grupo Aval Acciones y Valores SA ADR (a)	182,700	1,527,372
Grupo Elektra SA de CV	6,625	272,692
Grupo Financiero Banorte S.A.B. de CV Series O	2,374,283	13,679,568
Grupo Financiero Galicia SA sponsored ADR (b)	44,920	2,001,635
Grupo Financiero Santander Mexico S.A.B. de CV sponsored ADR	219,900	2,009,886
Hana Financial Group, Inc.	371,953	13,638,648
HDFC Bank Ltd.	143,376	3,673,228
HDFC Bank Ltd. sponsored ADR	90,295	7,927,901
ICICI Bank Ltd. sponsored ADR	1,800,060	17,856,595
Indian Bank	99,983	490,306
Industrial & Commercial Bank of China Ltd. (H Shares)	31,125,000	20,809,780
Kasikornbank PCL:
NVDR	179,600	988,696
(For. Reg.)	871,000	4,782,061
KB Financial Group, Inc.	158,745	7,588,570
Kiatnakin Bank PCL unit	566,400	1,134,962
Krung Thai Bank PCL:
(For. Reg.)	985,300	552,532
NVDR	6,107,300	3,424,822
Lakshmi Vilas Bank Ltd. (a)	62,254	183,066
Malayan Banking Bhd	1,132,300	2,496,826
MONETA Money Bank A/S	1,087,940	3,703,379
National Bank of Abu Dhabi PJSC (a)	4,096,115	11,765,318
OTP Bank PLC	285,179	8,891,123
PT Bank Bukopin Tbk	206,800	9,781
PT Bank Central Asia Tbk	3,851,600	4,959,080
PT Bank Mandiri (Persero) Tbk	4,615,600	4,366,108
PT Bank Negara Indonesia (Persero) Tbk	8,141,200	4,003,368
PT Bank Rakyat Indonesia Tbk	6,803,800	7,393,769
PT Bank Tabungan Negara Tbk	7,212,400	1,353,679
Public Bank Bhd	1,902,500	8,914,775
Sberbank of Russia	3,414,760	9,392,769
Sberbank of Russia:
sponsored ADR	1,828,534	20,388,154
sponsored ADR (United Kingdom)	508,796	5,693,427
Shinhan Financial Group Co. Ltd.	289,080	12,749,275
South Indian Bank Ltd.	676,563	295,229
Standard Bank Group Ltd.	597,291	6,673,810
Standard Chartered PLC (Hong Kong) (a)	517,000	4,883,023
Thanachart Capital PCL:
(For. Reg.)	797,900	1,101,036
NVDR	653,200	901,362
TISCO Financial Group PCL NVDR	512,900	1,148,227
Turkiye Garanti Bankasi A/S	2,505,948	6,819,099
Turkiye Halk Bankasi A/S	1,061,449	3,821,084
Turkiye Is Bankasi A/S Series C	2,259,512	4,489,691
Turkiye Vakiflar Bankasi TAO	3,093,772	5,621,213
Vijaya Bank Ltd. (a)	56,157	65,419
Woori Bank	241,673	3,302,856
		376,468,210
Consumer Finance - 0.2%
Muthoot Finance Ltd. (a)	25,498	163,103
Shriram Transport Finance Co. Ltd.	438,681	6,936,206
		7,099,309
Diversified Financial Services - 0.6%
Far East Horizon Ltd.	4,914,000	4,552,949
First Pacific Co. Ltd.	2,428,000	1,900,636
FirstRand Ltd.	3,275,315	12,314,585
Fubon Financial Holding Co. Ltd.	2,068,000	3,145,651
GT Capital Holdings, Inc.	68,485	1,643,844
Haci Omer Sabanci Holding A/S	1,721,054	5,219,898
Power Finance Corp. Ltd.	486,258	1,006,662
Reliance Capital Ltd. (a)	74,127	645,207
		30,429,432
Insurance - 2.2%
AIA Group Ltd.	2,345,200	16,627,715
BB Seguridade Participacoes SA	1,154,766	10,384,490
Cathay Financial Holding Co. Ltd.	1,878,000	2,934,521
China Life Insurance Co. Ltd. (H Shares)	2,113,000	6,920,753
China Pacific Insurance (Group) Co. Ltd. (H Shares)	825,200	3,303,956
Discovery Ltd.	213,076	2,081,532
Dongbu Insurance Co. Ltd.	48,469	2,931,047
Hyundai Fire & Marine Insurance Co. Ltd.	127,675	4,305,196
Liberty Holdings Ltd.	576,642	5,028,195
MMI Holdings Ltd.	1,729,741	2,891,035
PICC Property & Casualty Co. Ltd. (H Shares)	2,698,000	4,500,966
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	955,500	6,124,725
Porto Seguro SA	291,548	2,901,110
Powszechny Zaklad Ubezpieczen SA	883,792	10,531,713
Samsung Fire & Marine Insurance Co. Ltd.	22,467	5,870,040
Sanlam Ltd.	3,218,994	16,844,800
		104,181,794
Thrifts & Mortgage Finance - 0.3%
Housing Development Finance Corp. Ltd.	370,973	9,027,623
LIC Housing Finance Ltd.	354,853	4,038,096
		13,065,719

TOTAL FINANCIALS		531,244,464

HEALTH CARE - 0.6%
Biotechnology - 0.1%
Medy-Tox, Inc.	10,610	4,947,160
Health Care Providers & Services - 0.0%
Selcuk Ecza Deposu Tic A/S	122,624	135,558
Pharmaceuticals - 0.5%
Aspen Pharmacare Holdings Ltd.	154,150	3,490,854
CSPC Pharmaceutical Group Ltd.	5,410,000	8,094,988
Dr. Reddy's Laboratories Ltd. sponsored ADR	40,130	1,550,623
Hypermarcas SA	261,600	2,384,833
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	344,008	2,515,130
PT Kalbe Farma Tbk	35,808,056	4,139,970
Winteam Pharmaceutical Group Ltd.	4,798,000	2,555,223
		24,731,621

TOTAL HEALTH CARE		29,814,339

INDUSTRIALS - 2.1%
Air Freight & Logistics - 0.0%
Hyundai Glovis Co. Ltd.	4,973	708,515
Airlines - 0.1%
AirAsia X Bhd (a)	630,800	58,940
Avianca Holdings SA sponsored ADR (b)	115,122	769,015
Cebu Air, Inc.	267,110	544,570
Copa Holdings SA Class A	19,300	2,181,672
Grupo Aeromexico S.A.B. de CV (a)	35,230	72,081
Jet Airways India Ltd. (a)	48,975	362,814
LATAM Airlines Group SA	14,751	163,951
LATAM Airlines Group SA sponsored ADR (b)	15,148	168,143
Thai Airways International PCL NVDR (a)	171,500	93,655
		4,414,841
Building Products - 0.1%
China Liansu Group Holdings Ltd.	6,337,000	4,846,747
National Central Cooling Co.	867,653	444,102
Trakya Cam Sanayii A/S	290,742	325,528
Vanachai Group PCL NVDR	692,600	264,351
		5,880,728
Commercial Services & Supplies - 0.0%
Blue Label Telecoms Ltd.	156,775	187,676
Construction & Engineering - 0.3%
China State Construction International Holdings Ltd.	3,516,000	6,100,227
Gamuda Bhd	2,459,700	3,068,161
Kimlun Corp. Bhd	105,000	56,167
Kolon Global Corp.	1,106	14,226
Murray & Roberts Holdings Ltd.	128,238	129,949
Orascom Construction Ltd. (a)	5,919	38,294
Sunway Construction Group Bhd	394,300	193,420
Syntec Construction PCL NVDR	991,200	136,777
Tekfen Holding A/S	490,553	1,340,438
Wilson Bayly Holmes-Ovcon Ltd.	8,466	89,682
		11,167,341
Electrical Equipment - 0.1%
DONGYANG E&P, Inc.	21,665	265,124
Harbin Electric Machinery Co. Ltd.(H Shares)	910,000	513,824
LS Cable Ltd.	9,264	608,213
TECO Electric & Machinery Co. Ltd.	3,963,000	3,819,363
Walsin Lihwa Corp.	323,000	133,411
		5,339,935
Industrial Conglomerates - 0.4%
Alfa SA de CV Series A	3,326,544	4,802,669
AntarChile SA Class A	2,925	36,890
CJ Corp.	9,104	1,719,938
Dogan Sirketler Grubu Holding A/S (a)	527,214	110,587
Hanwha Corp.	25,480	1,089,059
Hong Leong Industries Bhd	11,800	28,391
Mannai Corp. (a)	9,621	203,718
MMC Corp. Bhd	50,600	28,722
Reunert Ltd.	18,601	102,614
San Miguel Corp.	213,760	463,711
Sembcorp Industries Ltd.	1,578,500	3,605,001
SM Investments Corp.	302,870	4,684,294
Turk Sise ve Cam Fabrikalari A/S	2,419,881	3,230,715
		20,106,309
Machinery - 0.2%
Airtac International Group	206,000	2,268,956
China Yuchai International Ltd.	26,766	487,677
Hyundai Construction Equipment Co. Ltd. (a)	334	90,100
Hyundai Heavy Industries Co. Ltd. (a)	5,287	817,006
Hyundai Robotics Co. Ltd. (a)	1,123	409,270
Lonking Holdings Ltd.	1,460,000	404,694
Nishoku Technology, Inc.	34,000	103,999
Sinotruk Hong Kong Ltd.	632,500	389,603
Weichai Power Co. Ltd. (H Shares)	1,970,000	3,195,462
		8,166,767
Marine - 0.0%
Costamare, Inc.	13,761	90,135
Mercator Ltd. (a)	143,420	91,152
		181,287
Road & Rail - 0.1%
Globaltrans Investment PLC GDR (Reg. S)	59,911	476,292
Korea Express Co. Ltd. (a)	8,974	1,543,074
Localiza Rent A Car SA	219,600	2,950,666
		4,970,032
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	612,277	5,437,431
LG International Corp.	4,005	120,560
		5,557,991
Transportation Infrastructure - 0.7%
Adani Ports & Special Economic Zone Ltd. (a)	1,043,937	5,485,888
Airports of Thailand PCL (For. Reg.)	1,565,800	1,953,802
CCR SA	286,592	1,468,408
DP World Ltd.	379,143	8,720,289
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	150,900	1,509,000
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	2,300	453,974
Grupo Aeroportuario Norte S.A.B. de CV	525,900	2,843,854
GZI Transport Ltd.	46,000	33,411
Malaysia Airports Holdings Bhd	171,100	347,715
OHL Mexico S.A.B. de CV	1,011,994	1,124,558
Promotora y Operadora de Infraestructura S.A.B. de CV	173,345	1,796,760
Shanghai International Airport Co. Ltd. (A Shares)	768,000	4,261,748
Shenzhen Expressway Co. (H Shares)	2,516,000	2,405,400
TAV Havalimanlari Holding A/S	53,450	261,955
Tianjin Port Development Holdings Ltd.	236,000	38,765
		32,705,527

TOTAL INDUSTRIALS		99,386,949

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.0%
Alpha Networks, Inc.	110,000	97,437
BYD Electronic International Co. Ltd.	325,500	622,383
Gemtek Technology Corp.	74,000	77,087
		796,907
Electronic Equipment & Components - 1.6%
AAC Technology Holdings, Inc.	416,000	4,409,545
AU Optronics Corp.	995,000	388,878
CalComp Electronics PCL:
unit	287,300	25,474
(depositary receipt)	2,246,265	222,819
Coretronic Corp.	87,400	117,432
Delta Electronics, Inc.	1,729,683	9,525,666
Enel Chile SA sponsored ADR	176,677	964,656
HannStar Board Corp.	299,000	157,721
Hollysys Automation Technologies Ltd.	315,247	5,040,800
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,121,533	20,917,903
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	315,546	2,284,553
Hyundai Electric & Energy System Co. Ltd. (a)	346	90,555
Innolux Corp.	4,751,039	2,143,622
INTOPS Co. Ltd.	42,282	432,445
Kingboard Chemical Holdings Ltd.	781,500	2,883,283
Kingboard Laminates Holdings Ltd.	476,500	561,951
Largan Precision Co. Ltd.	79,000	12,449,200
LG Display Co. Ltd.	260,955	7,586,424
Pinnacle Technology Holdings Ltd.	11,198	15,369
Sunny Optical Technology Group Co. Ltd.	949,000	7,392,227
Uil Co. Ltd.	8,414	99,208
V.S. Industry Bhd	132,700	60,445
		77,770,176
Internet Software & Services - 3.4%
58.com, Inc. ADR (a)	29,900	1,285,700
Addcn Technology Co. Ltd.	6,000	57,029
Alibaba Group Holding Ltd. sponsored ADR (a)	264,254	32,360,545
Autohome, Inc. ADR Class A (a)	12,349	523,351
Baidu.com, Inc. sponsored ADR (a)	107,032	19,918,655
Mail.Ru Group Ltd. GDR (Reg. S) (a)	112,191	2,995,500
MercadoLibre, Inc.	17,500	4,814,425
Mix Telematics Ltd. sponsored ADR (b)	6,812	45,913
Momo, Inc. ADR (a)	94,063	3,578,157
NAVER Corp.	7,320	5,525,071
NetEase, Inc. ADR	57,042	16,244,421
Pacific Online Ltd.	164,000	34,725
Phoenix New Media Ltd. ADR (a)	39,757	117,283
SINA Corp.	16,400	1,606,708
Tencent Holdings Ltd.	1,534,021	52,720,268
Weibo Corp. sponsored ADR (a)(b)	44,174	3,248,114
Yandex NV Series A (a)	546,736	14,477,569
Yirendai Ltd. sponsored ADR (a)	12,481	289,310
YY, Inc. ADR (a)	36,650	2,138,161
		161,980,905
IT Services - 0.9%
Advanced Information Technology PCL NVDR	91,100	74,223
Cielo SA	409,324	2,885,298
CSU Cardsystem SA	20,600	57,294
EOH Holdings Ltd.	255,961	2,454,220
GHL Systems Bhd	114,600	37,210
HCL Technologies Ltd.	778,965	10,435,909
Hexaware Technologies Ltd.	473,851	1,726,166
Infosys Ltd. sponsored ADR	1,204,039	18,180,989
Interactive Digital Technologies, Inc.	74,000	140,181
Luxoft Holding, Inc. (a)	54,327	3,509,524
Mastek Ltd.	15,602	69,327
Mphasis BFL Ltd.	67,995	646,696
QIWI PLC Class B sponsored ADR (b)	13,588	314,019
Sonata Software Ltd.	37,789	87,253
Tata Consultancy Services Ltd.	34,961	1,380,122
WNS Holdings Ltd. sponsored ADR (a)	53,511	1,781,916
		43,780,347
Semiconductors & Semiconductor Equipment - 2.8%
D&O Green Technologies Bhd	470,300	68,112
Dongbu HiTek Co. Ltd. (a)	19,329	345,310
e-LITECOM Co. Ltd.	5,224	43,863
eMemory Technology, Inc.	279,000	3,628,365
EPISTAR Corp. (a)	905,000	962,271
Eugene Technology Co. Ltd.	5,826	98,356
Excellence Opto, Inc.	84,914	64,230
Flat Glass Group Co. Ltd.	180,000	36,034
Forhouse Corp.	193,000	89,001
Greatek Electronics, Inc.	164,000	243,205
Malaysian Pacific Industries BHD	51,900	148,632
NEPES Corp. Ltd. (a)	17,461	168,447
Phison Electronics Corp.	165,000	1,784,524
Radiant Opto-Electronics Corp.	382,000	817,417
Realtek Semiconductor Corp.	37,000	123,364
SK Hynix, Inc.	667,471	33,984,223
Taiwan Semiconductor Manufacturing Co. Ltd.	11,827,000	80,008,355
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	214,881	7,598,192
Taiwan Surface Mounting Technology Co. Ltd.	46,000	37,847
Unisem (M) Bhd	561,700	464,475
United Microelectronics Corp. sponsored ADR (b)	353,437	728,080
		131,442,303
Software - 0.2%
Asseco Poland SA	106,083	1,380,201
CD Projekt RED SA	146,222	3,102,459
Changyou.com Ltd. (A Shares) ADR (a)	8,159	317,875
Nucleus Software Exports Ltd. (a)	34,593	177,738
OnMobile Global Ltd. (a)	180,111	202,698
Sasken Communication Technologies Ltd. (a)	1,373	8,411
Totvs SA	505,746	4,716,826
UserJoy Technology Co. Ltd. (a)	97,000	316,012
		10,222,220
Technology Hardware, Storage & Peripherals - 3.4%
Advantech Co. Ltd.	64,000	518,072
Casetek Holdings	851,000	2,540,931
Catcher Technology Co. Ltd.	1,177,000	12,417,218
Chicony Electronics Co. Ltd.	2,276,795	5,899,235
Compal Electronics, Inc.	3,253,000	2,169,206
JCY International Bhd	372,200	52,600
Lenovo Group Ltd.	7,178,000	4,697,795
Lite-On Technology Corp.	70,000	117,276
Mobase Co. Ltd.	6,702	43,941
Pegatron Corp.	2,109,000	6,492,998
Quanta Computer, Inc.	881,000	2,010,875
Samsung Electronics Co. Ltd.	62,586	124,946,705
Sunrex Technology Corp.	172,200	120,256
TPV Technology Ltd.	456,000	106,502
Wistron Corp.	420,486	387,808
		162,521,418

TOTAL INFORMATION TECHNOLOGY		588,514,276

MATERIALS - 2.1%
Chemicals - 0.6%
Barito Pacific Tbk PT (a)	3,188,900	773,284
China General Plastics Corp.	207,000	189,883
China Sanjiang Fine Chemicals Ltd.	424,000	121,881
D&L Industries, Inc.	7,260,300	1,822,895
DCM Shriram Ltd.	5,517	30,852
GHCL Ltd.	36,029	136,135
Gujarat Alkalies and Chemicals Ltd. (a)	12,912	81,783
Gujarat Narmada Valley Fertilizers Co.	24,724	112,506
Hanwha Chemical Corp.	26,310	700,337
Hyosung Corp.	1,793	269,067
Jindal Poly Films Ltd. (a)	13,777	85,340
Kiri Industries Ltd. (a)	6,907	28,545
Korea Petro Chemical Industries Co. Ltd.	4,924	1,187,550
Kunsul Chemical Industrial Co. Ltd.	1,644	56,831
LG Chemical Ltd.	24,606	6,637,707
Lotte Chemical Corp.	16,978	5,467,161
Mexichem S.A.B. de CV	245,582	643,787
NOCIL Ltd. (a)	31,796	52,024
Petronas Chemicals Group Bhd	561,500	961,410
Phillips Carbon Black Ltd.	15,510	105,392
PTT Global Chemical PCL NVDR	1,312,000	2,734,938
Sasol Ltd.	196,094	5,880,727
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,302,000	1,352,979
Taekwang Industrial Co. Ltd.	168	165,071
Tata Chemicals Ltd.	45,798	446,053
Unipetrol A/S	11,572	133,196
		30,177,334
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd. (H Shares)	804,000	2,667,086
Asia Cement (China) Holdings Corp.	276,500	81,255
CEMEX S.A.B. de CV sponsored ADR	924,545	7,645,987
China Resources Cement Holdings Ltd.	4,100,000	2,030,914
Eternit SA (a)	53,000	19,327
Magnesita Refratarios SA	4,800	44,159
Siam Cement PCL NVDR unit	229,800	3,548,878
Tipco Asphalt NVDR	2,218,800	1,511,338
		17,548,944
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	5,310,000	1,621,780
Anadolu Cam Sanayii A/S	292,108	320,434
Bio Pappel S.A.B. de CV (a)	28,412	41,431
Greatview Aseptic Pack Co. Ltd.	9,202,000	4,924,234
Nampak Ltd. (a)	2,119,129	3,312,401
Polyplex Thailand PCL unit	70,900	29,143
Uflex Ltd. (a)	40,940	217,520
		10,466,943
Metals & Mining - 0.7%
Alrosa Co. Ltd.	960,000	1,495,346
Ann Joo Resources Bhd	74,700	56,186
CAP SA	73,910	730,544
Dongkuk Steel Mill Co. Ltd.	111,204	1,241,654
First Quantum Minerals Ltd.	281,995	2,377,705
Fresnillo PLC	118,655	2,409,405
Grupo Simec SA de CV (a)	48,840	164,153
Harmony Gold Mining Co. Ltd. sponsored ADR	112,540	225,080
Hebei Yichen Industrial Group Corp. Ltd. Class H	70,000	34,584
Hindalco Industries Ltd. (a)	392,622	1,221,504
Husteel Co. Ltd.	4,203	59,506
Industrias CH SA de CV (a)	24,105	120,435
Jindal Saw Ltd.	101,155	114,703
Jindal Stainless (Hisar) Ltd. (a)	32,360	63,481
JSW Steel Ltd. (a)	459,420	1,380,539
KISCO Corp.	1,491	50,876
Koza Altin Isletmeleri A/S (a)	7,678	39,827
Kumba Iron Ore Ltd. (a)	86,802	1,039,440
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)	15,139	109,909
MCS Steel Public Co. Ltd. unit	81,800	36,985
Merafe Resources Ltd.	384,804	40,490
National Aluminium Co. Ltd. (a)	294,505	308,383
NMDC Ltd. (a)	94,897	162,771
Padaeng Industry PCL unit	205,300	124,771
Poongsan Corp.	29,517	1,091,548
POSCO	35,057	8,845,012
Press Metal Bhd	828,240	499,150
PT Petrosea Tbk (a)	99,700	7,747
Sarda Energy & Minerals Ltd. (a)	26,233	99,284
Seah Steel Corp.	2,058	175,373
Sheng Yu Steel Co. Ltd.	114,000	129,157
Ternium SA sponsored ADR	171,420	4,460,348
Thai Metal Trade PCL unit	56,200	23,595
Tung Ho Steel Enterprise Corp.	185,000	152,210
Vale SA sponsored ADR (b)	840,466	7,034,700
		36,126,401
Paper & Forest Products - 0.2%
HeveaBoard Bhd	138,200	42,935
Mondi Ltd.	65,865	1,734,085
Nine Dragons Paper (Holdings) Ltd.	2,408,000	2,855,281
PT Indah Kiat Pulp & Paper Tbk	185,700	35,272
Sappi Ltd.	547,123	4,030,313
Tamil Nadu Newsprint & Papers Ltd. (a)	7,291	38,020
West Coast Paper Mills Ltd.	63,671	193,895
WTK Holdings Bhd	36,800	7,908
		8,937,709

TOTAL MATERIALS		103,257,331

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,222,779	3,650,749
Prologis Property Mexico SA	138,548	239,260
Torunlar Gayrimenkul Yatirim Ortakligi AS	137,733	196,377
		4,086,386
Real Estate Management & Development - 0.6%
Agile Property Holdings Ltd.	2,584,000	2,453,831
Ajmera Realty & Infra India Ltd. (a)	21,380	81,231
Aldar Properties PJSC	409,690	246,506
Asian Property Development PCL NVDR	2,536,100	569,617
Ayala Land, Inc.	6,674,400	5,282,087
Bangkok Land PCL NVDR	2,054,100	113,380
Barwa Real Estate Co. (a)	38,013	353,906
BR Malls Participacoes SA	573,066	2,121,581
Central China Real Estate Ltd.	455,000	106,268
China Overseas Grand Oceans Group Ltd.	477,000	247,910
CIFI Holdings Group Co. Ltd.	1,774,000	694,343
Country Garden Holdings Co. Ltd.	5,178,000	6,119,868
Emaar Malls Group PJSC (a)	1,980,307	1,347,881
Emaar Misr for Development SAE (a)	1,133,514	172,219
Etalon Group Ltd. GDR (Reg. S)	503,233	1,851,897
Future Land Development Holding Ltd.	402,000	122,779
Housing Development and Infrastructure Ltd. (a)	540,178	746,502
K Wah International Holdings Ltd.	596,000	386,241
KSL Holdings Bhd (a)	105,100	29,706
Multiplan Empreendimentos Imobiliarios SA	98,200	1,945,215
Neo-China Group (Holdings) Ltd.	324,000	72,762
Poly Property Group Co. Ltd. (a)	347,000	146,948
Powerlong Real Estate Holding Ltd.	438,000	191,668
PT Agung Podomoro Land Tbk (a)	2,881,200	39,584
Raimon Land PCL unit	3,207,200	115,821
Road King Infrastructure Ltd.	305,000	418,015
Sansiri PCL NVDR	8,999,000	533,705
Sena Development Public Co. Ltd.	583,418	62,007
Shimao Property Holdings Ltd.	368,000	628,087
United Development Co. (a)	141,705	746,041
Univentures PCL unit	569,400	132,069
		28,079,675

TOTAL REAL ESTATE		32,166,061

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.2%
Axtel S.A.B. de CV unit (a)	568,311	104,238
Bharti Infratel Ltd.	829,310	4,712,836
China Communications Services Corp. Ltd. (H Shares)	1,752,000	1,040,963
China Telecom Corp. Ltd. (H Shares)	17,948,000	8,913,483
China Unicom Ltd.	8,600,000	12,348,696
KT Corp.	159,507	4,636,781
KT Corp. sponsored ADR	108,322	1,821,976
LG Telecom Ltd.	237,548	3,437,451
PT Telkomunikasi Indonesia Tbk:
Series B	33,603,500	10,956,549
sponsored ADR (b)	59,464	1,960,528
Qatar Telecom (Qtel) Q.S.C. (a)	6,211	177,910
Telecom Egypt SAE	175,733	100,100
Telkom SA Ltd.	979,777	5,509,611
		55,721,122
Wireless Telecommunication Services - 0.7%
America Movil S.A.B. de CV Series L sponsored ADR	162,300	2,617,899
China Mobile Ltd.	2,048,000	22,720,368
Global Telecom Holding (a)	216,493	78,105
Mobile TeleSystems OJSC	457,140	1,907,560
MTN Group Ltd.	851,001	7,624,294
SK Telecom Co. Ltd.	1,148	259,910
Vodacom Group Ltd.	51,614	650,380
		35,858,516

TOTAL TELECOMMUNICATION SERVICES		91,579,638

UTILITIES - 1.2%
Electric Utilities - 0.7%
Adani Transmissions Ltd. (a)	15,761	29,563
CESC Ltd. GDR	272,353	3,874,624
EDP Energias do Brasil SA	1,481,968	6,109,320
Enersis SA sponsored ADR	176,677	1,658,997
Equatorial Energia SA	80,000	1,320,169
Korea Electric Power Corp.	94,494	3,615,040
Light SA	674,100	4,435,047
Power Grid Corp. of India Ltd.	1,572,319	5,068,419
SJVN Ltd.	132,313	65,839
Tenaga Nasional Bhd	2,644,400	8,511,991
		34,689,009
Gas Utilities - 0.1%
Daesung Energy Co. Ltd.	22,060	125,324
Indraprastha Gas Ltd.	174,470	2,905,625
Samchully Co. Ltd.	279	29,532
		3,060,481
Independent Power and Renewable Electricity Producers - 0.3%
Aboitiz Power Corp.	1,730,273	1,364,116
Benpres Holdings Corp.	790,600	114,337
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,956,000	1,473,423
China Resources Power Holdings Co. Ltd.	1,430,242	2,951,318
Empresa Nacional de Electricidad SA sponsored ADR	4,311	99,800
Huaneng Renewables Corp. Ltd. (H Shares)	4,450,000	1,473,330
NTPC Ltd.	1,278,645	3,175,305
PNOC Energy Development Corp.	43,038,400	5,273,307
		15,924,936
Water Utilities - 0.1%
Beijing Enterprises Water Group Ltd.	4,275,000	3,423,270
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	63,900	572,660
Companhia de Saneamento de Minas Gerais	31,600	340,809
		4,336,739

TOTAL UTILITIES		58,011,165

TOTAL COMMON STOCKS
(Cost $1,746,571,016)		2,073,852,104

Nonconvertible Preferred Stocks - 1.6%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR (a)(b)	408,535	3,464,377
FINANCIALS - 1.0%
Banks - 1.0%
Banco ABC Brasil SA	560,600	3,007,468
Banco Bradesco SA (PN)	1,523,697	12,958,217
Banco do Estado Rio Grande do Sul SA	34,800	148,945
Itau Unibanco Holding SA	2,963,572	32,557,668
		48,672,298
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	2,351	3,672,929
MATERIALS - 0.2%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)	247,887	8,929,156
Metals & Mining - 0.0%
Gerdau SA (PN)	8,100	23,880
Metalurgica Gerdau SA (PN) (a)	346,000	476,880
Vale SA (PN-A) sponsored ADR	349,000	2,757,100
		3,257,860

TOTAL MATERIALS		12,187,016

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	105,900	1,531,581
Telefonica Brasil SA sponsored ADR	117,600	1,682,856
		3,214,437
Wireless Telecommunication Services - 0.0%
TIM Participacoes SA sponsored ADR	26,295	400,473

TOTAL TELECOMMUNICATION SERVICES		3,614,910

UTILITIES - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	89,300	476,311
Companhia Energetica de Minas Gerais (CEMIG):
(PN) (a)	528,941	1,248,817
(PN) sponsored ADR (non-vtg.)	128,801	294,954
Companhia Energetica do Ceara	1,583	22,992
Companhia Paranaense de Energia-Copel (PN-B)	21,700	186,760
Eletropaulo Metropolitana SA (PN-B)	81,600	312,435
		2,542,269
Gas Utilities - 0.0%
Companhia de Gas de Sao Paulo	22,500	329,092
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	225,848	2,016,823

TOTAL UTILITIES		4,888,184

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $68,819,953)		76,499,714

Equity Funds - 52.9%
Diversified Emerging Markets Funds - 52.0%
Aberdeen Emerging Markets Fund Institutional Service Class	15,866,042	233,706,806
Brandes Emerging Markets Value Fund Class A	15,856,537	139,061,830
Causeway Emerging Markets Fund - Investor Class	30,485,371	373,140,940
Fidelity Emerging Markets Fund (c)	13,252,247	362,581,467
GMO Emerging Markets Fund Class IV	5,237,752	167,189,030
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	2,754,070	53,539,130
Invesco Developing Markets Fund Class R5	1,321,703	43,827,674
iShares MSCI South Korea Index ETF (b)	1,546,595	104,735,413
iShares Trust (b)	4,186,975	225,133,646
Lazard Emerging Markets Equity Portfolio Institutional Class	13,014,999	235,441,332
Matthews Pacific Tiger Fund Investor Class	116	3,181
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	2,091,786	40,999,004
Oppenheimer Developing Markets Fund Class I	5,660,417	212,492,049
Oppenheimer Emerging Markets Innovators Fund Class I (a)	300	2,968
Parametric Emerging Markets Fund Investor Class	12,432,347	178,901,478
SPDR S&P China ETF	1,151,550	100,806,687
Wasatch Frontier Emerging Small Countries Fund (a)	8,955,862	24,180,828

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,495,743,463

Foreign Large Value Funds - 0.9%
Matthews Korea Fund Investor Class	6,983,487	46,440,192
Sector Funds - 0.0%
Victory Global Natural Resources Fund Class A (a)	74	1,552
TOTAL EQUITY FUNDS
(Cost $2,337,343,168)		2,542,185,207

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.71% to 0.9% 6/8/17 to 8/17/17 (d)
(Cost $3,627,179)	3,632,000	3,627,021

Money Market Funds - 4.1%
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	95,153,137	95,162,653
State Street Institutional U.S. Government Money Market Fund Premier Class 0.40% (g)	103,091,889	103,091,889
TOTAL MONEY MARKET FUNDS
(Cost $198,254,542)		198,254,542
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $4,354,615,858)		4,894,418,588
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(91,954,270)
NET ASSETS - 100%		$4,802,464,318

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,417 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2017	71,119,230	$1,399,672

The face value of futures purchased as a percentage of Net Assets is 1.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,740,130.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$25,438
Total	$25,438

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$348,699,378	$--	$29,277,969	$--	$362,581,467
Total	$348,699,378	$--	$29,277,969	$--	$362,581,467

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$216,490,947	$196,153,516	$19,974,974	$362,457
Consumer Staples	184,373,557	182,861,307	1,512,250	--
Energy	142,477,754	123,660,465	18,817,289	--
Financials	579,916,762	539,592,167	40,324,595	--
Health Care	29,814,339	29,814,339	--	--
Industrials	99,386,949	99,386,949	--	--
Information Technology	592,187,205	447,073,735	140,703,925	4,409,545
Materials	115,444,347	100,718,608	14,725,739	--
Real Estate	32,166,061	32,166,061	--	--
Telecommunication Services	95,194,548	65,085,052	30,109,496	--
Utilities	62,899,349	59,284,309	3,615,040	--
Equity Funds	2,542,185,207	2,542,185,207	--	--
Other Short-Term Investments	3,627,021	--	3,627,021	--
Money Market Funds	198,254,542	198,254,542	--	--
Total Investments in Securities:	$4,894,418,588	$4,616,236,257	$273,410,329	$4,772,002
Derivative Instruments:
Assets
Futures Contracts	$1,399,672	$1,399,672	$--	$--
Total Assets	$1,399,672	$1,399,672	$--	$--
Total Derivative Instruments:	$1,399,672	$1,399,672	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$154,279,289

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $4,361,478,482. Net unrealized appreciation aggregated $532,940,106, of which $655,572,937 related to appreciated investment securities and $122,632,831 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund of Funds

May 31, 2017

RMF-QTLY-0717
1.938037.105

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.8%
	Shares	Value
Diversified Emerging Markets Funds - 99.8%
Acadian Emerging Markets Portfolio Institutional Class	122,419	$2,394,519
Causeway Emerging Markets Fund - Investor Class	245,464	3,004,475
Fidelity Emerging Markets Fund (a)	52,712	1,442,199
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	103,082	2,003,914
Lazard Emerging Markets Equity Portfolio Institutional Class	128,402	2,322,798
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	14,993	293,866
Oppenheimer Developing Markets Fund Class Y	48,500	1,820,201
T. Rowe Price Emerging Markets Stock Fund Class I	54,583	2,058,868
TOTAL EQUITY FUNDS
(Cost $13,196,212)		15,340,840

Money Market Funds - 0.2%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72%(b)
(Cost $32,511)	32,511	32,511
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,228,723)		15,373,351
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,568)
NET ASSETS - 100%		$15,366,783

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$1,278,792	$--	$--	$--	$1,442,199
Total	$1,278,792	$--	$--	$--	$1,442,199

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $13,411,721. Net unrealized appreciation aggregated $1,961,630, of which $2,063,681 related to appreciated investment securities and $102,051 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

May 31, 2017

SRQ-QTLY-0717
1.912886.106

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.1%
Tenneco, Inc. 5% 7/15/26	$3,200,000	$3,236,000
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,225,000	1,289,313
Hotels, Restaurants & Leisure - 1.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	1,340,000	1,340,000
Aramark Services, Inc. 4.75% 6/1/26	5,480,000	5,684,404
Carlson Travel, Inc. 9.5% 12/15/24 (a)	360,000	370,800
Hilton Escrow Issuer LLC 4.25% 9/1/24 (a)	670,000	676,700
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25 (a)	655,000	677,925
4.875% 4/1/27 (a)	390,000	403,650
KFC Holding Co./Pizza Hut Holding LLC 5.25% 6/1/26 (a)	6,000,000	6,295,500
MCE Finance Ltd. 5% 2/15/21 (a)	7,035,000	7,220,021
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	5,145,000	5,145,000
Scientific Games Corp. 7% 1/1/22 (a)	385,000	410,988
Silversea Cruises 7.25% 2/1/25 (a)	370,000	395,216
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	2,500,000	2,631,250
7.25% 11/30/21 (a)	3,000,000	3,228,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,260,000	1,294,663
Wynn Macau Ltd. 5.25% 10/15/21 (a)	5,000,000	5,181,250
Yum! Brands, Inc.:
3.875% 11/1/23	730,000	722,474
5.35% 11/1/43	1,000,000	890,000
		42,568,591
Household Durables - 0.5%
CalAtlantic Group, Inc. 5.25% 6/1/26	3,225,000	3,313,688
PulteGroup, Inc. 5% 1/15/27	2,000,000	2,030,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	5,000,000	5,200,000
Toll Brothers Finance Corp. 4.875% 3/15/27	1,330,000	1,368,238
William Lyon Homes, Inc.:
5.875% 1/31/25	335,000	345,888
7% 8/15/22	1,000,000	1,040,000
		13,297,814
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc. 4.375% 11/15/26 (a)	3,000,000	3,003,900
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (a)	1,180,000	1,244,770
		4,248,670
Media - 1.4%
AMC Networks, Inc. 4.75% 12/15/22	2,559,000	2,626,174
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	695,000	587,275
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	4,000,000	4,170,400
5.125% 5/1/23 (a)	3,270,000	3,439,648
5.125% 5/1/27 (a)	2,350,000	2,407,281
5.5% 5/1/26 (a)	5,360,000	5,665,627
Cinemark U.S.A., Inc. 4.875% 6/1/23	135,000	137,361
CSC Holdings, Inc. 5.5% 4/15/27 (a)	3,500,000	3,665,620
E.W. Scripps Co. 5.125% 5/15/25 (a)	140,000	143,325
MDC Partners, Inc. 6.5% 5/1/24 (a)	2,085,000	2,100,638
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	320,000	329,200
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	2,000,000	2,072,500
Univision Communications, Inc. 5.125% 2/15/25 (a)	1,000,000	987,500
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	5,000,000	5,150,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (a)	3,000,000	3,120,000
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	2,000,000	2,045,000
6% 1/15/27 (a)	2,000,000	2,017,500
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	620,000	629,629
		41,294,678
Multiline Retail - 0.2%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,835,000	1,821,238
7.4% 4/1/37	3,375,000	2,598,750
		4,419,988
Specialty Retail - 0.2%
L Brands, Inc.:
6.75% 7/1/36	2,000,000	1,925,400
6.875% 11/1/35	1,000,000	972,500
PetSmart, Inc.:
5.875% 6/1/25 (a)	580,000	582,175
8.875% 6/1/25 (a)	460,000	453,100
Sally Holdings LLC 5.625% 12/1/25	2,000,000	2,050,000
		5,983,175

TOTAL CONSUMER DISCRETIONARY		116,338,229

CONSUMER STAPLES - 1.0%
Beverages - 0.0%
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,190,000	1,218,132
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25 (a)	1,000,000	995,000
Albertsons, Inc.:
6.625% 6/1/28	1,000,000	910,000
7.75% 6/15/26	1,000,000	992,500
8% 5/1/31	7,000,000	6,877,500
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	240,000	244,800
Tesco PLC 6.15% 11/15/37 (a)	4,000,000	4,123,084
		14,142,884
Food Products - 0.3%
B&G Foods, Inc. 5.25% 4/1/25	765,000	791,775
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,765,000	1,652,481
5.15% 3/15/34	75,000	69,375
JBS Investments GmbH 7.25% 4/3/24 (a)	610,000	565,775
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	985,000	960,375
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	330,000	338,250
4.875% 11/1/26 (a)	5,000,000	5,125,000
Post Holdings, Inc.:
5% 8/15/26 (a)	445,000	447,781
5.75% 3/1/27 (a)	245,000	256,405
		10,207,217
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	2,285,000	2,413,531
Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (a)	1,295,000	1,346,800

TOTAL CONSUMER STAPLES		29,328,564

ENERGY - 2.6%
Energy Equipment & Services - 0.5%
Calfrac Holdings LP 7.5% 12/1/20 (a)	355,000	315,950
Ensco PLC:
4.5% 10/1/24	5,000,000	4,112,500
5.2% 3/15/25	5,000,000	4,235,950
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	520,000	539,500
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,000,000	2,005,000
FTS International, Inc.:
6.25% 5/1/22	255,000	224,400
8.6312% 6/15/20 (a)(b)	200,000	203,500
Noble Holding International Ltd.:
4.625% 3/1/21	320,000	288,000
5.25% 3/15/42	510,000	328,950
6.2% 8/1/40	2,000,000	1,410,000
7.7% 4/1/25 (b)	745,000	648,150
7.75% 1/15/24	695,000	613,122
NuStar Logistics LP 5.625% 4/28/27	265,000	276,925
Summit Midstream Holdings LLC 5.75% 4/15/25	390,000	399,750
Weatherford International Ltd. 4.5% 4/15/22	1,000,000	927,500
		16,529,197
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp.:
5% 3/1/25 (a)	5,340,000	5,233,200
5.125% 12/1/22	780,000	788,775
Baytex Energy Corp. 5.125% 6/1/21 (a)	1,800,000	1,687,500
California Resources Corp. 8% 12/15/22 (a)	895,000	670,131
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	565,000	572,769
5.875% 3/31/25	2,440,000	2,619,950
7% 6/30/24	2,500,000	2,800,000
Chesapeake Energy Corp.:
4.875% 4/15/22	2,000,000	1,860,000
5.75% 3/15/23	1,405,000	1,317,188
8% 1/15/25 (a)	2,675,000	2,661,625
8% 6/15/27 (a)(c)	985,000	965,300
Concho Resources, Inc. 4.375% 1/15/25	495,000	504,900
Consolidated Energy Finance SA:
4.97% 6/15/22 (a)(b)(c)	1,095,000	1,094,032
6.875% 6/15/25 (a)(c)	485,000	491,669
Continental Resources, Inc.:
3.8% 6/1/24	320,000	299,008
4.5% 4/15/23	945,000	923,738
4.9% 6/1/44	335,000	286,633
Covey Park Energy LLC 7.5% 5/15/25 (a)	415,000	425,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25 (a)	900,000	920,250
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,930,000	1,958,950
Gibson Energy, Inc. 6.75% 7/15/21 (a)	169,000	175,338
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	3,000,000	3,030,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	265,000	252,744
5.75% 10/1/25 (a)	1,000,000	980,000
Newfield Exploration Co. 5.375% 1/1/26	335,000	350,075
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25 (a)	645,000	607,913
Oasis Petroleum, Inc. 6.875% 1/15/23	3,500,000	3,530,625
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	335,000	337,513
5.375% 1/15/25 (a)	250,000	253,125
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	480,000	481,200
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	3,000,000	3,067,500
Range Resources Corp. 4.875% 5/15/25	790,000	751,488
Rice Energy, Inc. 6.25% 5/1/22	2,000,000	2,070,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (a)	2,000,000	2,070,000
5.375% 2/1/27 (a)	3,000,000	3,127,500
Teekay Corp. 8.5% 1/15/20	180,000	174,600
The Williams Companies, Inc. 3.7% 1/15/23	3,980,000	3,920,300
Whiting Petroleum Corp.:
5% 3/15/19	1,300,000	1,296,750
5.75% 3/15/21	360,000	353,160
WPX Energy, Inc.:
5.25% 9/15/24	3,000,000	2,910,000
6% 1/15/22	4,000,000	4,040,000
		61,860,824

TOTAL ENERGY		78,390,021

FINANCIALS - 1.2%
Capital Markets - 0.4%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	4,570,000	4,261,525
MSCI, Inc. 4.75% 8/1/26 (a)	7,775,000	7,988,813
		12,250,338
Consumer Finance - 0.3%
Ally Financial, Inc. 5.75% 11/20/25	4,000,000	4,155,000
Navient Corp. 5.875% 10/25/24	1,775,000	1,726,188
SLM Corp. 5.5% 1/25/23	1,240,000	1,224,116
		7,105,304
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	2,500,000	2,559,375
6% 8/1/20	2,500,000	2,565,625
6.25% 2/1/22	2,155,000	2,243,894
6.75% 2/1/24	1,975,000	2,063,875
ILFC E-Capital Trust I 4.66% 12/21/65 (a)(b)	1,000,000	960,000
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	1,180,000	1,257,809
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	490,000	501,025
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,000,000	2,290,000
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (a)	480,000	490,800
		14,932,403
Insurance - 0.0%
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	645,000	653,063
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 5% 12/15/21 (a)	310,000	323,175

TOTAL FINANCIALS		35,264,283

HEALTH CARE - 0.9%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	3,000,000	2,902,500
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 4.875% 6/1/26	2,750,000	2,818,750
Health Care Providers & Services - 0.6%
Community Health Systems, Inc.:
5.125% 8/1/21	970,000	982,125
6.25% 3/31/23	1,220,000	1,264,835
6.875% 2/1/22	1,870,000	1,661,963
HCA Holdings, Inc.:
4.5% 2/15/27	3,000,000	3,086,250
5% 3/15/24	3,000,000	3,214,200
HealthSouth Corp. 5.75% 9/15/25	3,000,000	3,120,000
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	3,000,000	3,112,500
Tenet Healthcare Corp.:
4.375% 10/1/21	975,000	1,000,838
6.75% 6/15/23	1,555,000	1,546,961
Wellcare Health Plans, Inc. 5.25% 4/1/25	425,000	447,844
		19,437,516
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc. 5.625% 12/1/21 (a)	2,500,000	2,143,750

TOTAL HEALTH CARE		27,302,516

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
TransDigm, Inc.:
6% 7/15/22	1,470,000	1,523,104
6.375% 6/15/26	3,145,000	3,223,625
6.5% 5/15/25 (a)	785,000	812,475
		5,559,204
Airlines - 0.2%
Allegiant Travel Co. 5.5% 7/15/19	3,500,000	3,609,375
American Airlines Group, Inc. 4.625% 3/1/20 (a)	1,855,000	1,908,331
		5,517,706
Building Products - 0.1%
Building Materials Corp. of America:
5% 2/15/27 (a)	1,015,000	1,039,106
6% 10/15/25 (a)	2,000,000	2,160,000
HD Supply, Inc. 5.75% 4/15/24 (a)	660,000	703,725
Shea Homes Ltd. Partnership/Corp. 5.875% 4/1/23 (a)	1,000,000	1,025,000
		4,927,831
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	2,000,000	2,052,500
Covanta Holding Corp. 5.875% 7/1/25	145,000	141,375
		2,193,875
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 4.375% 4/25/25 (a)	800,000	324,000
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	1,335,000	1,174,800
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	410,000	328,000
8.125% 2/15/19	795,000	701,588
		2,204,388
Trading Companies & Distributors - 0.1%
FLY Leasing Ltd. 6.375% 10/15/21	2,000,000	2,090,000

TOTAL INDUSTRIALS		22,817,004

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
CommScope Technologies Finance LLC 5% 3/15/27 (a)	585,000	585,000
Electronic Equipment & Components - 0.1%
Belden, Inc. 5.25% 7/15/24 (a)	2,000,000	2,040,000
Internet Software & Services - 0.1%
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	1,355,000	1,548,088
VeriSign, Inc. 5.25% 4/1/25	1,260,000	1,337,175
		2,885,263
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	115,000	121,038
Gartner, Inc. 5.125% 4/1/25 (a)	350,000	365,750
		486,788
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc.:
5.25% 8/1/23 (a)	3,000,000	3,082,500
5.625% 1/15/26 (a)	2,500,000	2,595,250
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	1,115,000	1,163,781
4.625% 6/1/23 (a)	800,000	864,000
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,000,000	1,090,000
		8,795,531
Software - 0.2%
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	165,000	184,800
Nuance Communications, Inc. 5.375% 8/15/20 (a)	190,000	193,563
Open Text Corp. 5.875% 6/1/26 (a)	3,330,000	3,565,198
Symantec Corp. 5% 4/15/25 (a)	1,140,000	1,182,750
		5,126,311
Technology Hardware, Storage & Peripherals - 0.0%
EMC Corp. 2.65% 6/1/20	1,530,000	1,508,871

TOTAL INFORMATION TECHNOLOGY		21,427,764

MATERIALS - 1.5%
Chemicals - 0.2%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	560,000	581,700
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	1,360,000	1,431,400
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)(c)	675,000	676,688
5.25% 6/1/27 (a)(c)	590,000	590,738
Olin Corp. 5.125% 9/15/27	1,495,000	1,545,456
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	445,000	436,937
The Chemours Co. LLC 5.375% 5/15/27	225,000	234,000
		5,496,919
Construction Materials - 0.2%
CEMEX S.A.B. de CV:
5.7% 1/11/25 (a)	2,000,000	2,100,000
7.75% 4/16/26 (a)	3,000,000	3,406,500
Eagle Materials, Inc. 4.5% 8/1/26	175,000	176,292
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	230,000	232,875
U.S. Concrete, Inc. 6.375% 6/1/24 (a)	90,000	94,050
		6,009,717
Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	795,000	809,906
4.625% 5/15/23 (a)	9,500,000	9,713,750
6% 2/15/25 (a)	1,480,000	1,542,900
7.25% 5/15/24 (a)	1,500,000	1,636,875
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26 (a)	3,000,000	2,947,800
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,000,000	2,125,000
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	695,000	707,163
		19,483,394
Metals & Mining - 0.4%
ArcelorMittal SA 6.125% 6/1/25	510,000	571,838
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	990,000	1,036,827
7.25% 5/15/22 (a)	565,000	581,950
7.25% 4/1/23 (a)	920,000	929,200
7.5% 4/1/25 (a)	870,000	875,981
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	360,000	364,500
5.125% 5/15/24 (a)	445,000	449,450
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,480,000	1,383,800
3.875% 3/15/23	160,000	148,704
4.55% 11/14/24	6,000,000	5,649,000
Teck Resources Ltd. 6% 8/15/40	1,000,000	1,015,000
		13,006,250

TOTAL MATERIALS		43,996,280

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	820,000	830,250
Equinix, Inc.:
5.375% 4/1/23	1,885,000	1,973,972
5.375% 5/15/27	425,000	447,181
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	1,035,000	1,086,750
SBA Communications Corp. 4.875% 9/1/24 (a)	4,000,000	4,058,000
		8,396,153
Real Estate Management & Development - 0.1%
Howard Hughes Corp. 5.375% 3/15/25 (a)	585,000	603,281
Mattamy Group Corp.:
6.5% 11/15/20 (a)	1,380,000	1,411,050
6.875% 12/15/23 (a)	2,200,000	2,227,500
		4,241,831

TOTAL REAL ESTATE		12,637,984

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.9%
Altice Financing SA 7.5% 5/15/26 (a)	10,000,000	11,012,500
Altice Finco SA 7.625% 2/15/25 (a)	1,325,000	1,381,313
Level 3 Financing, Inc. 5.25% 3/15/26	590,000	613,417
Sable International Finance Ltd. 6.875% 8/1/22 (a)	3,405,000	3,681,656
Sprint Capital Corp. 6.875% 11/15/28	5,445,000	6,037,144
Telecom Italia Capital SA 6.375% 11/15/33	580,000	623,500
Telecom Italia SpA 5.303% 5/30/24 (a)	2,500,000	2,667,175
		26,016,705
Wireless Telecommunication Services - 0.6%
Inmarsat Finance PLC 4.875% 5/15/22 (a)	560,000	572,600
Neptune Finco Corp. 10.875% 10/15/25 (a)	3,000,000	3,652,500
Sprint Communications, Inc. 6% 11/15/22	2,725,000	2,902,125
Sprint Corp.:
7.25% 9/15/21	510,000	579,008
7.625% 2/15/25	1,205,000	1,385,750
7.875% 9/15/23	2,500,000	2,887,500
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,295,000	1,342,034
5.125% 4/15/25	995,000	1,037,397
6.375% 3/1/25	2,500,000	2,709,375
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	1,505,000	1,685,600
		18,753,889

TOTAL TELECOMMUNICATION SERVICES		44,770,594

UTILITIES - 0.4%
Electric Utilities - 0.1%
NRG Yield Operating LLC 5% 9/15/26 (a)	1,500,000	1,488,750
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,656,643	1,780,892
		3,269,642
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp.:
5.25% 6/1/26 (a)	1,000,000	995,000
5.75% 1/15/25	670,000	635,663
Dynegy, Inc.:
5.875% 6/1/23	865,000	814,181
7.625% 11/1/24	335,000	324,950
NRG Energy, Inc. 6.625% 1/15/27	2,000,000	1,965,000
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	400,000	414,000
The AES Corp.:
4.875% 5/15/23	3,000,000	3,048,750
6% 5/15/26	2,000,000	2,140,000
		10,337,544

TOTAL UTILITIES		13,607,186

TOTAL NONCONVERTIBLE BONDS
(Cost $436,682,064)		445,880,425

Bank Loan Obligations - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3.3093% 2/17/24 (b)	1,207,555	1,209,367
CityCenter Holdings LLC Tranche B, term loan 3.4991% 4/18/24 (b)	855,000	858,206
		2,067,573
Media - 0.1%
ION Media Networks, Inc. Tranche B, term loan 4.13% 11/18/20 (b)	970,000	971,213
Nielsen Finance LLC Tranche B 4LN, term loan 2.9944% 10/4/23 (b)	365,000	366,084
Ziggo Secured Finance Partnership Tranche E, term loan 3.4891% 4/15/25 (b)	1,660,000	1,659,303
		2,996,600
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 5.4504% 6/23/23 (b)	1,311,646	1,294,161

TOTAL CONSUMER DISCRETIONARY		6,358,334

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 2/3/25 (b)	205,000	207,435
Tranche B 1LN, term loan 4.75% 2/3/24 (b)	215,000	214,553
Pizza Hut Holdings LLC Tranche B, term loan 2.9991% 6/16/23 (b)	855,000	859,814
		1,281,802
Food Products - 0.0%
JBS USA Lux SA Tranche B, term loan 3.495% 10/30/22 (b)	1,000,000	984,500
Post Holdings, Inc. Tranche B, term loan 3.28% 5/24/24 (b)	225,000	226,161
		1,210,661

TOTAL CONSUMER STAPLES		2,492,463

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Focus Financial Partners LLC Tranche B 1LN, term loan 5/19/24 (d)	50,000	50,313
Insurance - 0.0%
USI, Inc. term loan 4.1796% 5/16/24 (b)	145,000	144,746

TOTAL FINANCIALS		195,059

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 5.75% 4/1/22 (b)	1,559,801	1,587,098
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche F, term loan 4.0447% 6/9/23 (b)	219,447	219,776
Airlines - 0.1%
American Airlines, Inc. Tranche B, term loan 3.4891% 12/14/23 (b)	330,000	330,568
United Air Lines, Inc. Tranche B, term loan 3.4218% 4/1/24 (b)	1,070,000	1,076,688
		1,407,256
Commercial Services & Supplies - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	994,872	996,115
Machinery - 0.1%
Doosan Bobcat Tranche B, term loan 3.9294% 5/18/24 (b)	65,000	65,406
LTI Holdings, Inc.:
Tranche 2LN, term loan 9.75% 5/16/25 (b)	440,000	431,200
Tranche B 1LN, term loan 5.75% 5/16/24 (b)	1,325,000	1,312,081
		1,808,687

TOTAL INDUSTRIALS		4,431,834

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3.9928% 2/1/24 (b)	415,000	415,676
Zayo Group LLC:
term loan 3.0099% 1/19/21 (b)	465,000	467,037
Tranche B 1LN, term loan 3.5099% 1/19/24 (b)	82,221	82,730
		965,443
Electronic Equipment & Components - 0.0%
Go Daddy Operating Co. LLC Tranche B, term loan 3.4928% 2/15/24 (b)	1,355,000	1,358,902
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5446% 9/15/20 (b)	3,000,000	2,992,500
Software - 0.1%
Almonde, Inc.:
Tranche 2LN, term loan 5/3/25 (d)	55,000	56,059
Tranche B 1LN, term loan 5/3/24 (d)	260,000	260,499
Compuware Corp. term loan 9.25% 12/15/22 (b)	786,005	787,970
Hyland Software, Inc.:
Tranche 2LN, term loan 5/23/25 (d)	75,000	76,125
Tranche B 1LN, term loan 7/1/22 (d)	50,000	50,354
Landesk Group, Inc. term loan:
5.25% 1/20/24 (b)	190,000	190,238
10% 1/20/25 (b)	340,000	338,725
		1,759,970

TOTAL INFORMATION TECHNOLOGY		7,076,815

MATERIALS - 0.0%
Chemicals - 0.0%
Ashland LLC Tranche B, term loan 5/25/24 (d)	145,000	145,635
Construction Materials - 0.0%
Fairmount Minerals Ltd. Tranche B 2LN, term loan 4.5% 9/5/19 (b)	910,000	886,686

TOTAL MATERIALS		1,032,321

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Altice Financing SA Tranche B, term loan 5.408% 7/15/25 (b)	445,000	445,187
Cable & Wireless Ltd. Tranche B, term loan 4.5383% 1/19/25 (b)	125,000	125,438
Level 3 Financing, Inc. Tranche B, term loan 3.2599% 2/22/24 (b)	1,030,000	1,031,288
SFR Group SA Tranche B 11LN, term loan 3.9441% 7/31/25 (b)	1,335,000	1,328,886
		2,930,799
Wireless Telecommunication Services - 0.0%
Sprint Communications, Inc. Tranche B, term loan 3.5625% 2/3/24 (b)	360,000	360,976
Telesat LLC Tranche B 4LN, term loan 4.15% 11/17/23 (b)	29,925	30,194
		391,170

TOTAL TELECOMMUNICATION SERVICES		3,321,969

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. Tranche B, term loan 3.192% 5/24/22 (b)	1,085,000	1,082,624
TOTAL BANK LOAN OBLIGATIONS
(Cost $27,522,272)		27,578,517
	Shares	Value

Fixed-Income Funds - 82.7%
High Yield Fixed-Income Funds - 82.7%
Artisan High Income Fund Investor Shares	11,528,199	116,665,374
BlackRock High Yield Bond Fund Institutional Class	27,922,568	217,796,033
Eaton Vance Income Fund of Boston Class A	32,654,534	190,049,386
Fidelity Advisor High Income Advantage Fund Class I (e)	14,160,559	148,402,658
Fidelity Capital & Income Fund (e)	47,817,400	485,346,595
Fidelity High Income Fund (e)	8,181,721	73,553,672
Hotchkis & Wiley High Yield Fund Class A	30,382,077	373,091,907
Janus High-Yield Fund Class T	12,564,611	107,427,421
MainStay High Yield Corporate Bond Fund Class A	53,176,651	308,424,577
Prudential High Yield Fund	6,632,474	37,141,853
T. Rowe Price High Yield Fund I Class	58,005,625	393,858,194
Third Avenue Focused Credit Fund Institutional Class	7,030,125	17,568,283
TOTAL FIXED-INCOME FUNDS
(Cost $2,336,581,589)		2,469,325,953
	Principal Amount	Value

Preferred Securities - 1.0%
FINANCIALS - 1.0%
Banks - 1.0%
Bank of America Corp. 6.25% (b)(f)	6,000,000	6,533,674
Barclays Bank PLC 7.625% 11/21/22	2,500,000	2,833,823
Barclays PLC 8.25% (b)(f)	5,000,000	5,424,932
Citigroup, Inc.:
5.95% (b)(f)	510,000	538,814
5.95% (b)(f)	5,000,000	5,358,988
Credit Agricole SA:
6.625% (a)(b)(f)	2,725,000	2,842,180
8.125% (a)(b)(f)	2,000,000	2,343,110
Royal Bank of Scotland Group PLC:
7.5% (b)(f)	725,000	765,121
8.625% (b)(f)	2,000,000	2,219,531
TOTAL PREFERRED SECURITIES
(Cost $27,321,613)		28,860,173
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 0.86% (g)
(Cost $8,335,097)	8,333,430	8,335,097
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $2,836,442,635)		2,979,980,165
NET OTHER ASSETS (LIABILITIES) - 0.2%		7,392,352
NET ASSETS - 100%		$2,987,372,517

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $247,851,993 or 8.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Affiliated Fund

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,027
Total	$24,027

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$182,078,055	$1,881,013	$36,862,185	$1,881,013	$148,402,658
Fidelity Capital & Income Fund	527,599,440	3,395,752	49,265,307	4,976,059	485,346,595
Fidelity High Income Fund	98,585,911	1,243,260	27,134,633	1,640,531	73,553,672
Total	$808,263,406	$6,520,025	$113,262,125	$8,497,603	$707,302,925

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$445,880,425	$--	$445,880,425	$--
Bank Loan Obligations	27,578,517	--	27,578,517	--
Fixed-Income Funds	2,469,325,953	2,451,757,670	--	17,568,283
Preferred Securities	28,860,173	--	28,860,173	--
Money Market Funds	8,335,097	8,335,097	--	--
Total Investments in Securities:	$2,979,980,165	$2,460,092,767	$502,319,115	$17,568,283

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is generally categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017 the cost of investment securities for income tax purposes was $2,838,975,652. Net unrealized appreciation aggregated $141,004,513, of which $193,288,476 related to appreciated investment securities and $52,283,963 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund of Funds

May 31, 2017

ODF-QTLY-0717
1.941265.104

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.9%
	Shares	Value
High Yield Fixed-Income Funds - 99.9%
BlackRock High Yield Bond Fund Institutional Class	240,951	$1,879,418
Fidelity Capital & Income Fund (a)	126,107	1,279,985
Hotchkis & Wiley High Yield Fund Class I	156,944	1,938,263
MainStay High Yield Corporate Bond Fund Class I	326,414	1,896,464
T. Rowe Price High Yield Fund I Class	345,205	2,343,940

TOTAL HIGH YIELD FIXED-INCOME FUNDS		9,338,070

TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $9,024,074)		9,338,070
NET OTHER ASSETS (LIABILITIES) - 0.1%		6,327
NET ASSETS - 100%		$9,344,397

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital & Income Fund	$1,257,661	$12,250	$--	$8,551	$1,279,985
Total	$1,257,661	$12,250	$--	$8,551	$1,279,985

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $9,073,636. Net unrealized appreciation aggregated $264,434, of which $409,664 related to appreciated investment securities and $145,230 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

May 31, 2017

SIT-QTLY-0717
1.912870.106

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 40.1%
	Shares	Value
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.7%
Aisin Seiki Co. Ltd.	12,900	$635,973
Brembo SpA	105,450	1,678,539
Bridgestone Corp.	209,000	8,778,944
Compagnie Plastic Omnium	65,144	2,420,412
Continental AG	19,204	4,271,417
DENSO Corp.	63,700	2,715,374
Faurecia SA	37,466	1,966,746
FCC Co. Ltd.	57,500	1,111,580
GKN PLC	6,680,966	30,174,034
Keihin Corp.	107,700	1,477,167
Koito Manufacturing Co. Ltd.	250,300	13,176,063
Michelin CGDE Series B	102,922	13,006,689
Mitsuba Corp.	14,600	251,529
Motherson Sumi Systems Ltd. (a)	263,781	1,842,296
Nokian Tyres PLC	34,569	1,412,748
Schaeffler AG	46,911	774,916
Sumitomo Electric Industries Ltd.	147,500	2,338,025
Sumitomo Rubber Industries Ltd.	72,000	1,227,413
Toyo Tire & Rubber Co. Ltd.	25,800	496,665
Toyoda Gosei Co. Ltd.	29,700	713,873
Toyota Boshoku Corp.	38,100	735,167
Toyota Industries Corp.	149,100	7,498,754
Valeo SA	165,078	11,491,740
		110,196,064
Automobiles - 0.2%
Ferrari NV	38,783	3,354,650
Fiat Chrysler Automobiles NV (a)	241,165	2,531,679
Honda Motor Co. Ltd. sponsored ADR	61,800	1,726,074
Maruti Suzuki India Ltd.	49,383	5,520,087
Mazda Motor Corp.	93,600	1,277,032
Nissan Motor Co. Ltd.	583,600	5,594,428
Peugeot Citroen SA	28,146	554,893
Renault SA	12,899	1,203,982
Suzuki Motor Corp.	71,900	3,385,630
Yamaha Motor Co. Ltd.	76,400	1,918,451
		27,066,906
Distributors - 0.0%
Inchcape PLC	776,200	8,170,775
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd.	181,553	2,940,884
Autogrill SpA	100,073	1,217,476
Carnival PLC	381,005	24,454,321
Compass Group PLC	2,682,244	57,869,577
Crown Ltd.	82,209	791,056
Domino's Pizza UK & IRL PLC	278,364	1,136,946
Dominos Pizza Enterprises Ltd.	41,658	1,778,925
Galaxy Entertainment Group Ltd.	1,150,000	6,648,337
InterContinental Hotel Group PLC	54,540	3,072,997
MGM China Holdings Ltd.	2,840,800	6,306,772
Paddy Power Betfair PLC (a)	64,697	6,727,059
Scandic Hotels Group AB (a)	47,559	610,124
Sodexo SA	957	130,564
St. Marc Holdings Co. Ltd.	9,400	288,578
The Star Entertainment Group Ltd.	715,871	2,755,387
TUI AG	524,400	8,094,024
Yum China Holdings, Inc.	216,095	8,300,209
		133,123,236
Household Durables - 0.3%
Bellway PLC	69,508	2,530,897
Electrolux AB (B Shares)	73,896	2,372,963
Haseko Corp.	164,700	2,090,909
Husqvarna AB (B Shares)	155,238	1,610,179
Nikon Corp.	476,100	7,338,173
SEB SA	8,937	1,568,151
Sony Corp.	391,500	14,295,244
Steinhoff International Holdings NV (Germany)	985,300	5,257,475
Techtronic Industries Co. Ltd.	2,180,500	10,311,313
		47,375,304
Internet & Direct Marketing Retail - 0.0%
ASOS PLC (a)	8,978	742,300
Ctrip.com International Ltd. ADR (a)	111,533	6,095,278
Start Today Co. Ltd.	67,400	1,682,109
Trade Maine Group Ltd.	133,044	499,587
		9,019,274
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	124,800	4,456,740
Heiwa Corp.	21,500	467,661
Yamaha Corp.	105,500	3,410,293
		8,334,694
Media - 0.4%
Cineworld Group PLC	158,620	1,467,405
Publicis Groupe SA	104,800	8,023,100
Sky Network Television Ltd.	20,112	51,440
SKY PLC	345,700	4,414,084
Telenet Group Holding NV (a)	15,271	1,012,126
UBM PLC	738,254	6,877,200
Vivendi SA	762,267	16,540,514
WPP PLC	1,164,710	26,208,943
WPP PLC ADR	10,282	1,159,090
		65,753,902
Multiline Retail - 0.1%
B&M European Value Retail S.A.	290,386	1,363,021
Debenhams PLC	913,233	589,504
Dollarama, Inc.	48,555	4,497,677
Harvey Norman Holdings Ltd.	457,092	1,280,451
Marks & Spencer Group PLC	214,587	1,057,554
Myer Holdings Ltd.	765,550	492,048
Ryohin Keikaku Co. Ltd.	23,300	6,065,363
		15,345,618
Specialty Retail - 0.3%
Dufry AG (a)	14,971	2,462,320
Esprit Holdings Ltd. (a)	8,783,400	6,154,258
Inditex SA	114,114	4,676,292
Kingfisher PLC	1,837,874	7,687,255
Kohnan Shoji Co. Ltd.	15,100	290,138
Nitori Holdings Co. Ltd.	53,900	7,879,377
Shimamura Co. Ltd.	17,400	2,234,113
USS Co. Ltd.	1,021,200	20,553,091
WH Smith PLC	100,355	2,306,755
		54,243,599
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	49,221	9,413,533
Burberry Group PLC	299,437	7,002,444
Compagnie Financiere Richemont SA Series A	597,491	49,995,805
Gildan Activewear, Inc.	641,007	18,558,525
Hermes International SCA	10,264	5,072,652
Hugo Boss AG	11,907	896,575
LVMH Moet Hennessy - Louis Vuitton SA	83,080	21,235,427
Salvatore Ferragamo Italia SpA	45,052	1,257,638
		113,432,599

TOTAL CONSUMER DISCRETIONARY		592,061,971

CONSUMER STAPLES - 5.3%
Beverages - 0.9%
Asahi Group Holdings	236,400	9,436,789
Coca-Cola Amatil Ltd.	711,400	4,937,178
Coca-Cola HBC AG	69,110	2,006,179
Coca-Cola West Co. Ltd.	257,625	8,304,481
Diageo PLC	587,490	17,659,156
Diageo PLC sponsored ADR	36,368	4,433,987
Embotelladoras Arca S.A.B. de CV	424,594	3,034,734
Fever-Tree Drinks PLC	69,189	1,566,305
Heineken Holding NV	164,900	15,328,644
Heineken NV (Bearer)	269,348	26,526,494
ITO EN Ltd.	332,500	13,750,339
Kirin Holdings Co. Ltd.	138,800	2,928,273
Pernod Ricard SA	254,166	34,519,051
Suntory Beverage & Food Ltd.	48,400	2,351,169
		146,782,779
Food & Staples Retailing - 0.2%
Bidcorp Ltd.	81,349	1,858,715
Clicks Group Ltd.	288,629	2,997,868
FamilyMart Co. Ltd.	69,700	3,914,528
J Sainsbury PLC	366,037	1,325,253
Metro AG	299,269	10,018,278
PriceSmart, Inc.	47,571	4,198,141
Seven & i Holdings Co. Ltd.	75,100	3,192,513
Sundrug Co. Ltd.	299,200	11,643,810
Tesco PLC (a)	464,735	1,101,685
Tsuruha Holdings, Inc.	14,600	1,618,853
WM Morrison Supermarkets PLC	146,963	466,191
X5 Retail Group NV GDR (Reg. S) (a)	40,598	1,469,648
		43,805,483
Food Products - 1.6%
Ajinomoto Co., Inc.	62,200	1,331,614
Aryzta AG	487,628	15,395,864
Britannia Industries Ltd.	35,932	1,967,682
Danone SA	880,245	65,427,885
Greencore Group PLC	675,055	2,100,506
Kerry Group PLC Class A	210,954	18,623,879
Leroy Seafood Group ASA	132,350	712,713
Lindt & Spruengli AG (participation certificate)	253	1,537,252
M. Dias Branco SA	29,900	499,881
Morinaga Milk Industry Co. Ltd.	63,000	529,029
Nestle SA (Reg. S)	1,574,292	134,415,559
Nissin Food Holdings Co. Ltd.	31,100	1,962,880
Orkla ASA	158,462	1,583,814
Toyo Suisan Kaisha Ltd.	335,000	13,052,144
WH Group Ltd.	4,091,500	3,832,885
		262,973,587
Household Products - 0.8%
Colgate-Palmolive Co.	482,365	36,833,391
Lion Corp.	130,000	2,751,422
Reckitt Benckiser Group PLC	831,085	85,239,681
Svenska Cellulosa AB (SCA) (B Shares)	243,015	8,575,454
		133,399,948
Personal Products - 0.8%
Asaleo Care Ltd.	381,724	397,096
Beiersdorf AG	29,229	3,138,968
Fancl Corp.	42,700	801,565
Kao Corp.	776,600	48,966,120
Kobayashi Pharmaceutical Co. Ltd.	253,500	14,946,772
Kose Corp.	41,200	4,445,508
L'Oreal SA	111,406	23,834,423
Pola Orbis Holdings, Inc.	99,400	2,782,302
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	172,580	9,830,958
(NY Reg.)	49,610	2,816,856
Unilever PLC	467,530	26,064,191
Unilever PLC sponsored ADR	95,845	5,330,899
		143,355,658
Tobacco - 1.0%
British American Tobacco PLC:
(United Kingdom)	1,390,473	99,478,048
sponsored ADR	87,718	6,326,222
Imperial Tobacco Group PLC	341,857	15,984,499
Japan Tobacco, Inc.	1,146,100	43,060,245
Swedish Match Co. AB	12,715	428,934
		165,277,948

TOTAL CONSUMER STAPLES		895,595,403

ENERGY - 1.7%
Energy Equipment & Services - 0.2%
Core Laboratories NV (b)	55,485	5,672,786
Schlumberger Ltd.	76,789	5,343,747
Subsea 7 SA	113,957	1,638,689
TechnipFMC PLC (a)	313,100	9,064,245
TechnipFMC PLC (France) (a)	138,892	3,945,855
		25,665,322
Oil, Gas & Consumable Fuels - 1.5%
Bharat Petroleum Corp. Ltd.	132,602	1,526,537
BP PLC	7,427,972	44,876,667
Cairn Energy PLC (a)	2,665,393	6,957,741
Caltex Australia Ltd.	190,892	4,689,306
China Petroleum & Chemical Corp. Class A	6,477,562	5,963,879
CNOOC Ltd.	18,681,000	21,209,681
Enbridge, Inc.	192,132	7,395,983
Encana Corp.	2,550,162	24,787,080
Eni SpA	1,261,607	20,053,321
Galp Energia SGPS SA Class B	564,894	8,712,697
INPEX Corp.	822,300	7,562,190
JX Holdings, Inc.	2,063,000	8,985,925
Lukoil PJSC sponsored ADR	41,864	1,999,006
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	37,000	3,008,969
Oil Search Ltd. ADR	1,178,502	6,226,127
Royal Dutch Shell PLC Class B (United Kingdom)	1,735,970	48,055,806
Saras Raffinerie Sarde SpA	463,880	1,122,449
Suncor Energy, Inc.	359,440	11,250,045
Total SA (b)	416,695	22,013,175
		256,396,584

TOTAL ENERGY		282,061,906

FINANCIALS - 7.3%
Banks - 3.6%
ABN AMRO Group NV GDR (b)	201,184	5,187,831
Banco Bilbao Vizcaya Argentaria SA	100,817	825,134
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	112,900	928,038
Banco Bradesco SA	150,810	1,260,653
Banco de Sabadell SA	932,157	1,920,452
Banco do Brasil SA	244,500	2,141,297
Banco Santander SA (Spain)	1,469,078	9,565,207
Bank Leumi le-Israel BM	312,510	1,528,745
Bank of Ireland (a)	15,306,730	4,143,950
Bankinter SA	456,106	4,199,357
Barclays PLC	17,678,749	47,852,082
BGEO Group PLC	35,203	1,663,706
BNP Paribas SA (b)	775,096	54,697,631
CaixaBank SA	3,034,318	14,357,046
Chiba Bank Ltd.	670,000	4,398,104
Concordia Financial Group Ltd.	408,900	1,882,601
Credicorp Ltd. (United States)	49,157	8,234,781
Credit Agricole SA	342,423	5,246,774
DBS Group Holdings Ltd.	728,300	10,774,619
DNB ASA	1,161,156	19,665,703
Dubai Islamic Bank Pakistan Ltd. (a)	2,070,950	3,275,856
Erste Group Bank AG	97,482	3,537,057
FinecoBank SpA	319,464	2,400,840
Fukuoka Financial Group, Inc.	198,000	890,330
Grupo Financiero Banorte S.A.B. de CV Series O	1,033,700	5,955,722
Grupo Financiero Santander Mexico S.A.B. de CV	771,900	1,413,315
HDFC Bank Ltd.	302,283	7,744,353
HDFC Bank Ltd. sponsored ADR	105,973	9,304,429
HSBC Holdings PLC:
(Hong Kong)	858,100	7,464,321
(United Kingdom)	410,400	3,573,534
IndusInd Bank Ltd. (a)	131,827	3,025,829
Industrial & Commercial Bank of China Ltd. (H Shares)	17,662,000	11,808,589
ING Groep NV (Certificaten Van Aandelen)	2,235,461	37,519,474
Intesa Sanpaolo SpA	4,503,890	12,915,990
Jyske Bank A/S (Reg.)	122,746	6,569,737
KBC Groep NV	496,487	37,356,666
Lloyds Banking Group PLC	41,263,230	37,559,492
Mebuki Financial Group, Inc.	1,106,600	4,326,481
Mediobanca SpA	1,070,000	10,144,749
Mitsubishi UFJ Financial Group, Inc.	1,771,700	10,993,932
Natixis SA	305,423	2,017,410
Nordea Bank AB	410,551	5,271,589
North Pacific Bank Ltd.	985,200	3,398,162
PT Bank Central Asia Tbk	3,866,700	4,978,521
Raiffeisen International Bank-Holding AG (a)	14,345	377,884
Resona Holdings, Inc.	1,718,500	8,793,444
Skandinaviska Enskilda Banken AB (A Shares)	166,045	2,002,153
Societe Generale Series A	169,044	8,862,427
Sumitomo Mitsui Financial Group, Inc.	1,454,800	52,095,599
Svenska Handelsbanken AB (A Shares)	1,332,051	18,759,123
Swedbank AB (A Shares)	365,620	8,813,009
Sydbank A/S (a)	110,635	3,968,287
The Hachijuni Bank Ltd.	657,200	3,780,013
The San-In Godo Bank Ltd.	76,500	575,391
TOMONY Holdings, Inc.	126,200	617,611
Turkiye Halk Bankasi A/S	323,434	1,164,322
Turkiye Is Bankasi A/S Series C	1,670,901	3,320,110
Turkiye Vakiflar Bankasi TAO	1,391,461	2,528,208
UniCredit SpA	2,116,296	37,015,201
Yamaguchi Financial Group, Inc.	102,000	1,168,740
Yapi ve Kredi Bankasi A/S (a)	879,812	1,097,302
Yes Bank Ltd.	248,025	5,503,187
		594,362,100
Capital Markets - 0.9%
3i Group PLC	1,013,551	11,687,893
Azimut Holding SpA	394,774	8,004,622
Banca Generali SpA	92,928	2,681,796
BM&F BOVESPA SA	349,700	1,990,598
Close Brothers Group PLC	70,605	1,456,446
Daiwa Securities Group, Inc.	2,536,100	15,422,694
Deutsche Borse AG	143,942	14,953,761
IG Group Holdings PLC	974,604	7,333,455
Intermediate Capital Group PLC	260,542	2,962,511
Julius Baer Group Ltd.	282,152	14,630,355
Jupiter Fund Management PLC	307,131	1,953,288
Macquarie Group Ltd.	132,957	8,856,855
Nomura Holdings, Inc.	404,000	2,411,771
Partners Group Holding AG	17,602	10,786,007
UBS Group AG	3,021,333	48,039,366
Vontobel Holdings AG	3,665	228,743
		153,400,161
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	689,400	14,161,490
Cembra Money Bank AG	17,705	1,668,041
JACCS Co. Ltd.	52,000	222,555
Provident Financial PLC	69,988	2,751,271
		18,803,357
Diversified Financial Services - 0.4%
AMP Ltd.	2,229,518	8,366,049
Cerved Information Solutions SpA	309,867	3,301,625
Challenger Ltd.	769,300	7,311,127
Element Financial Corp.	174,388	1,105,053
Eurazeo SA	12,948	926,234
First Pacific Co. Ltd.	4,144,000	3,243,919
Groupe Bruxelles Lambert SA	98,500	9,570,116
IBJ Leasing Co. Ltd.	29,800	664,883
Industrivarden AB:
(A Shares)	16,519	415,474
(C Shares)	11,361	268,489
Investor AB:
(A Shares)	28,185	1,285,470
(B Shares)	203,421	9,404,073
Kinnevik AB (B Shares)	46,242	1,327,980
ORIX Corp.	1,225,600	19,344,007
Pargesa Holding SA	18,858	1,466,117
RMB Holdings Ltd.	279,578	1,311,235
Uniper SE	40,711	793,691
Zenkoku Hosho Co. Ltd.	49,600	2,031,025
		72,136,567
Insurance - 2.2%
AEGON NV	794,328	3,954,711
AIA Group Ltd.	4,126,800	29,259,447
Allianz SE	47,900	9,213,571
Aon PLC	96,082	12,578,095
Assicurazioni Generali SpA	88,746	1,400,684
Aviva PLC	6,261,892	42,484,616
AXA SA	294,012	7,850,761
CNP Assurances	80,473	1,770,019
Dai-ichi Mutual Life Insurance Co.	126,400	2,105,145
Euler Hermes SA	39,822	4,188,001
Fairfax Financial Holdings Ltd. (sub. vtg.)	52,923	23,220,145
Helvetia Holding AG (Reg.)	3,664	2,120,357
Hiscox Ltd.	1,318,908	20,867,981
Jardine Lloyd Thompson Group PLC	366,899	5,578,226
Manulife Financial Corp.	982,900	16,975,280
MAPFRE SA (Reg.)	601,141	2,137,974
MS&AD Insurance Group Holdings, Inc.	528,100	18,525,223
Muenchener Rueckversicherungs AG	52,500	10,366,697
NKSJ Holdings, Inc.	43,800	1,690,304
NN Group NV	93,639	3,366,060
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,814,500	18,040,856
Prudential PLC	1,672,560	37,526,202
QBE Insurance Group Ltd.	87,088	834,769
Sanlam Ltd.	432,476	2,263,121
SCOR SE	24,230	953,302
Societa Cattolica Di Assicurazioni SCRL	75,279	650,725
Storebrand ASA (A Shares)	428,214	2,795,025
Swiss Life Holding AG	7,284	2,429,880
Swiss Re Ltd.	152,579	13,910,202
Talanx AG	128,300	4,750,387
Tokio Marine Holdings, Inc.	332,700	14,119,097
Unipol Gruppo Finanziario SpA	211,697	881,799
Unipolsai SpA	440,583	997,777
Zurich Insurance Group AG	174,444	51,276,864
		371,083,303
Thrifts & Mortgage Finance - 0.1%
Aareal Bank AG	47,673	1,993,795
Genworth Mortgage Insurance Ltd.	241,072	512,308
Indiabulls Housing Finance Ltd.	98,776	1,777,080
Paragon Group of Companies PLC	140,444	825,517
		5,108,700

TOTAL FINANCIALS		1,214,894,188

HEALTH CARE - 3.3%
Biotechnology - 0.1%
Genmab A/S (a)	15,002	3,201,387
Shire PLC	285,626	16,449,872
		19,651,259
Health Care Equipment & Supplies - 0.3%
ASAHI INTECC Co. Ltd.	37,600	1,738,257
bioMerieux SA	6,955	1,464,919
Hoya Corp.	194,800	9,593,130
Mani, Inc.	13,500	381,535
Nihon Kohden Corp.	462,800	10,325,768
Smith & Nephew PLC sponsored ADR	93,658	3,297,698
Sonova Holding AG Class B	10,295	1,704,938
Terumo Corp.	417,700	16,972,009
Ypsomed Holding AG	5,732	1,236,888
		46,715,142
Health Care Providers & Services - 0.1%
Fresenius SE & Co. KGaA	38,694	3,312,613
Sonic Healthcare Ltd.	510,800	8,790,377
		12,102,990
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	5,187	2,754,627
ICON PLC (a)	23,433	2,205,045
Lonza Group AG	58,409	12,097,306
		17,056,978
Pharmaceuticals - 2.7%
Astellas Pharma, Inc.	1,145,700	14,481,196
AstraZeneca PLC:
(United Kingdom)	383,766	25,930,158
sponsored ADR	237,403	8,164,289
Bayer AG	519,182	68,985,121
CSPC Pharmaceutical Group Ltd.	1,746,000	2,612,541
Daiichi Sankyo Kabushiki Kaisha	133,600	2,929,549
GlaxoSmithKline PLC	1,862,675	40,772,419
GlaxoSmithKline PLC sponsored ADR	156,236	6,910,318
Ipsen SA	25,657	3,235,246
Merck KGaA	111,378	13,443,765
Novartis AG	1,021,877	83,625,552
Otsuka Holdings Co. Ltd.	81,400	3,671,269
Recordati SpA	69,714	2,804,396
Roche Holding AG (participation certificate)	336,918	92,500,507
Rohto Pharmaceutical Co. Ltd.	430,900	8,964,276
Sanofi SA	258,482	25,603,612
Santen Pharmaceutical Co. Ltd.	1,957,400	26,952,912
Shionogi & Co. Ltd.	344,000	18,384,975
Teva Pharmaceutical Industries Ltd. sponsored ADR	194,100	5,407,626
		455,379,727

TOTAL HEALTH CARE		550,906,096

INDUSTRIALS - 7.0%
Aerospace & Defense - 0.4%
Airbus Group NV	165,557	13,615,550
BAE Systems PLC	1,553,813	13,374,534
Cobham PLC	9,644,972	16,652,266
Leonardo SpA	230,347	4,057,362
Meggitt PLC	228,972	1,480,995
MTU Aero Engines Holdings AG	41,477	5,852,104
QinetiQ Group PLC	234,119	941,753
Rolls-Royce Holdings PLC	242,230	2,710,964
Saab AB (B Shares)	18,196	946,710
Safran SA	43,996	3,894,525
Thales SA	108,402	11,972,759
		75,499,522
Air Freight & Logistics - 0.2%
Deutsche Post AG	147,284	5,379,655
Oesterreichische Post AG	23,151	1,005,158
Yamato Holdings Co. Ltd.	1,607,000	34,911,440
		41,296,253
Airlines - 0.3%
Air New Zealand Ltd.	211,309	429,675
EL AL Israel Airlines Ltd.	468,062	428,323
International Consolidated Airlines Group SA CDI	275,582	2,144,645
Japan Airlines Co. Ltd.	1,377,300	40,355,201
Qantas Airways Ltd.	562,809	2,095,158
Ryanair Holdings PLC sponsored ADR (a)	46,345	4,946,865
		50,399,867
Building Products - 0.4%
AFG Arbonia-Forster-Holding AG (a)	20,715	378,561
Asahi Glass Co. Ltd.	414,000	3,379,287
Belimo Holding AG (Reg.)	47	186,340
Central Glass Co. Ltd.	271,000	1,103,576
Compagnie de St. Gobain	65,004	3,634,682
Daikin Industries Ltd.	241,500	23,670,271
Geberit AG (Reg.)	21,911	10,257,031
Kaba Holding AG (B Shares) (Reg.)	1,754	1,583,680
Kingspan Group PLC (Ireland)	70,867	2,455,921
Nichias Corp.	128,000	1,520,975
Toto Ltd.	330,900	12,608,560
		60,778,884
Commercial Services & Supplies - 0.5%
Babcock International Group PLC	151,035	1,815,628
Brambles Ltd.	6,234,880	48,042,422
Downer EDI Ltd.	677,680	3,222,721
Edenred SA	54,836	1,446,368
Intrum Justitia AB	58,445	1,978,337
IWG PLC	179,563	768,802
Park24 Co. Ltd.	70,800	1,975,368
Prosegur Compania de Seguridad SA (Reg.)	184,443	1,234,877
Rentokil Initial PLC	949,516	3,249,361
Ritchie Brothers Auctioneers, Inc.	182,287	5,662,185
Secom Co. Ltd.	236,000	17,256,235
Toppan Printing Co. Ltd.	174,000	1,916,749
		88,569,053
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	65,326	2,609,901
Balfour Beatty PLC	4,102,352	14,895,033
Carillion PLC	24,863	65,159
Koninklijke Boskalis Westminster NV	145,700	5,022,278
Peab AB	20,737	245,989
Taisei Corp.	458,000	3,912,126
Voltas Ltd. (a)	301,606	2,273,850
		29,024,336
Electrical Equipment - 1.1%
ABB Ltd. (Reg.)	2,294,293	57,732,384
Fuji Electric Co. Ltd.	378,000	2,023,964
Gamesa Corporacion Tecnologica SA	261,200	5,924,130
GS Yuasa Corp.	90,000	403,883
Legrand SA	374,358	25,665,255
Mitsubishi Electric Corp.	178,100	2,455,609
Prysmian SpA	225,586	6,277,016
Schneider Electric SA	1,128,499	86,913,467
		187,395,708
Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	81,349	1,059,801
CK Hutchison Holdings Ltd.	820,100	10,692,541
DCC PLC (United Kingdom)	89,600	8,514,078
Koninklijke Philips Electronics NV	747,726	26,421,884
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	51,000	1,801,320
Nisshinbo Holdings, Inc.	26,500	250,524
Siemens AG	176,703	25,271,827
		74,011,975
Machinery - 1.4%
Alfa Laval AB	620,193	12,487,491
Andritz AG	10,726	643,540
Atlas Copco AB:
(A Shares)	46,225	1,710,422
(B Shares)	107,961	3,566,238
Bodycote PLC	75,821	759,552
CKD Corp.	39,500	604,894
Daifuku Co. Ltd.	56,500	1,721,783
Eicher Motors Ltd. (a)	5,665	2,497,043
Fanuc Corp.	87,300	17,184,389
GEA Group AG	689,092	28,312,396
Glory Ltd.	103,500	3,513,860
IMI PLC	1,249,465	20,187,810
Interpump Group SpA	88,863	2,604,415
JTEKT Corp.	78,800	1,183,245
KION Group AG	38,584	2,854,592
Komatsu Ltd.	1,360,800	33,036,189
Kone Oyj (B Shares)	58,136	2,880,695
Kubota Corp.	1,012,600	16,018,738
Makino Milling Machine Co. Ltd.	77,000	634,077
Minebea Mitsumi, Inc.	102,000	1,664,235
Mitsubishi Heavy Industries Ltd.	1,166,800	4,600,827
Nabtesco Corp.	50,400	1,479,007
Nordson Corp.	106,198	12,306,224
NTN Corp.	206,000	943,043
Sandvik AB	115,286	1,806,608
Schindler Holding AG:
(participation certificate)	93,284	20,004,220
(Reg.)	4,416	918,262
SKF AB (B Shares)	279,975	5,727,450
Spirax-Sarco Engineering PLC	285,237	20,856,398
VAT Group AG	8,270	1,023,771
Wartsila Corp.	68,905	4,090,824
WashTec AG	317	24,635
ZZ Holding AG	368	364,751
		228,211,624
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	3,300	6,289,379
Professional Services - 0.7%
Adecco SA (Reg.)	124,679	9,294,124
Experian PLC	569,419	11,870,747
Intertek Group PLC	222,602	12,330,028
Nihon M&A Center, Inc.	61,200	2,417,607
Randstad Holding NV	111,100	6,427,416
Recruit Holdings Co. Ltd.	38,100	2,019,386
RELX NV	1,782,319	36,983,368
RELX PLC	40,102	859,262
SGS SA (Reg.)	7,914	18,834,103
Temp Holdings Co., Ltd.	71,400	1,409,949
Wolters Kluwer NV	246,395	10,808,564
		113,254,554
Road & Rail - 0.6%
Canadian National Railway Co.	130,568	10,122,802
Canadian Pacific Railway Ltd.	158,668	25,103,102
Central Japan Railway Co.	32,800	5,370,907
DSV de Sammensluttede Vognmaend A/S	106,616	6,490,559
East Japan Railway Co.	486,700	46,648,492
Hankyu Hanshin Holdings, Inc.	36,100	1,298,948
West Japan Railway Co.	26,600	1,846,508
		96,881,318
Trading Companies & Distributors - 0.5%
Ashtead Group PLC	86,831	1,752,000
Brenntag AG	197,231	11,410,311
Bunzl PLC	978,183	30,651,466
Finning International, Inc.	61,315	1,166,521
Hanwa Co. Ltd.	113,000	786,664
Itochu Corp.	53,900	765,550
Misumi Group, Inc.	387,500	8,747,178
Mitsubishi Corp.	471,400	9,440,769
Rexel SA	503,100	8,861,668
Sojitz Corp.	145,700	351,259
Sumitomo Corp.	110,000	1,402,935
Wolseley PLC	148,834	9,822,172
		85,158,493
Transportation Infrastructure - 0.3%
Abertis Infraestructuras SA	135,921	2,486,505
Aena SA	111,209	22,449,315
China Merchants Holdings International Co. Ltd.	3,544,840	10,508,217
Flughafen Zuerich AG	10,691	2,649,156
Malaysia Airports Holdings Bhd	2,506,600	5,094,001
		43,187,194

TOTAL INDUSTRIALS		1,179,958,160

INFORMATION TECHNOLOGY - 5.3%
Communications Equipment - 0.0%
Nokia Corp. sponsored ADR	542,688	3,429,788
Telefonaktiebolaget LM Ericsson (B Shares)	549,870	4,007,994
		7,437,782
Electronic Equipment & Components - 0.9%
Alps Electric Co. Ltd.	66,700	1,873,020
Anritsu Corp.	133,600	1,155,655
Azbil Corp.	17,100	623,011
China High Precision Automation Group Ltd. (a)	1,073,000	1
Dexerials Corp.	58,700	506,172
Flextronics International Ltd. (a)	361,000	6,230,860
Halma PLC	1,099,229	16,230,816
Hirose Electric Co. Ltd.	110,800	14,786,673
Hitachi High-Technologies Corp.	62,200	2,471,151
Hitachi Ltd.	8,599,700	51,924,329
Jenoptik AG	25,922	722,600
Keyence Corp.	37,000	16,807,856
Kyocera Corp.	41,300	2,379,551
LG Display Co. Ltd.	15,091	438,722
LG Innotek Co. Ltd.	12,436	1,488,523
Nichicon Corp.	21,100	206,713
Nippon Electric Glass Co. Ltd.	157,000	1,094,393
OMRON Corp.	337,100	14,092,758
Renishaw PLC	36,937	1,761,837
Spectris PLC	364,329	12,265,937
TDK Corp.	44,100	2,663,919
Truly International Holdings Ltd.	1,584,000	538,668
Yokogawa Electric Corp.	395,100	6,853,157
		157,116,322
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	240,472	29,448,201
Auto Trader Group PLC	65,784	352,684
Baidu.com, Inc. sponsored ADR (a)	148,700	27,673,070
Just Eat Holding Ltd. (a)	713,608	6,174,095
Moneysupermarket.com Group PLC	260,434	1,170,084
NAVER Corp.	11,145	8,412,147
NEXTDC Ltd. (a)	116,814	387,122
SINA Corp.	23,657	2,317,676
Tencent Holdings Ltd.	402,600	13,836,303
United Internet AG	28,161	1,549,149
Wix.com Ltd. (a)	19,965	1,471,421
		92,791,952
IT Services - 1.0%
Amadeus IT Holding SA Class A	972,991	56,672,539
Atos Origin SA	52,934	7,593,477
Bechtle AG	11,662	1,496,733
Capgemini SA	23,074	2,388,804
Cognizant Technology Solutions Corp. Class A	260,122	17,404,763
EPAM Systems, Inc. (a)	91,039	7,636,351
Fujitsu Ltd.	761,000	5,550,662
HCL Technologies Ltd.	186,906	2,504,007
IT Holdings Corp.	56,100	1,626,014
MasterCard, Inc. Class A	113,536	13,951,304
Nihon Unisys Ltd.	55,300	935,232
Nomura Research Institute Ltd.	846,500	32,216,682
NTT Data Corp.	52,000	2,803,070
OBIC Co. Ltd.	199,500	11,582,709
SCSK Corp.	46,400	2,050,817
Wirecard AG (b)	35,203	2,346,222
		168,759,386
Semiconductors & Semiconductor Equipment - 1.3%
Advantest Corp.	49,500	884,519
Analog Devices, Inc.	180,342	15,466,130
ASM International NV (Netherlands)	69,395	4,303,889
ASM Pacific Technology Ltd.	125,900	1,806,292
ASML Holding NV	27,589	3,641,472
ASML Holding NV (Netherlands)	21,960	2,899,335
Broadcom Ltd.	30,285	7,252,652
Disco Corp.	4,700	810,564
Infineon Technologies AG	2,003,283	44,361,720
Mellanox Technologies Ltd. (a)(b)	149,227	7,088,283
NVIDIA Corp.	105,815	15,274,395
ROHM Co. Ltd.	63,500	5,097,201
Screen Holdings Co. Ltd.	16,000	1,164,424
SMA Solar Technology AG	28,266	799,531
STMicroelectronics NV:
(France)	48,007	789,631
(Italy)	171,255	2,819,484
(NY Shares) unit	127,000	2,091,690
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,624,761	57,451,549
Texas Instruments, Inc.	213,539	17,614,832
Tokyo Electron Ltd.	134,100	18,998,005
Winbond Electronics Corp.	2,570,000	1,492,079
		212,107,677
Software - 1.0%
ANSYS, Inc. (a)	130,991	16,548,093
Cadence Design Systems, Inc. (a)	797,963	28,040,420
Check Point Software Technologies Ltd. (a)	251,932	28,228,981
Constellation Software, Inc.	7,038	3,639,691
Dassault Systemes SA	124,271	11,466,730
Konami Holdings Corp.	25,000	1,227,991
LINE Corp. ADR (b)	41,263	1,481,754
Micro Focus International PLC	316,887	9,774,536
Oracle Corp. Japan	20,600	1,212,749
Playtech Ltd.	150,258	1,915,671
Sage Group PLC	68,732	638,059
SAP AG	513,274	55,154,763
Software AG (Bearer)	20,070	962,135
Square Enix Holdings Co. Ltd.	166,300	5,270,546
Trend Micro, Inc.	28,800	1,445,851
Ubisoft Entertainment SA (a)	30,484	1,696,115
		168,704,085
Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd.	131,600	2,920,748
Canon, Inc. sponsored ADR	58,522	2,037,736
Eizo Corp.	12,000	476,208
Fujifilm Holdings Corp.	281,900	10,278,214
Konica Minolta, Inc.	269,000	2,115,567
Logitech International SA (Reg.)	72,294	2,642,308
NEC Corp.	854,000	2,213,074
Neopost SA	87,936	3,916,742
Ricoh Co. Ltd.	140,700	1,186,581
Samsung Electronics Co. Ltd.	26,902	53,707,159
Seiko Epson Corp.	62,300	1,306,753
		82,801,090

TOTAL INFORMATION TECHNOLOGY		889,718,294

MATERIALS - 2.7%
Chemicals - 2.1%
Akzo Nobel NV	828,257	69,225,535
Arkema SA	129,929	13,576,803
Asahi Kasei Corp.	719,000	6,910,840
BASF AG	535,647	50,448,126
Covestro AG	47,104	3,523,033
Croda International PLC	283,006	14,450,647
CSM NV (exchangeable)	30,065	912,223
Denki Kagaku Kogyo KK	1,116,000	5,612,749
Evonik Industries AG	119,421	4,112,417
Givaudan SA	15,915	32,649,946
HEXPOL AB (B Shares)	136,279	1,419,018
Hitachi Chemical Co. Ltd.	113,400	3,128,099
Hyosung Corp.	1,674	251,209
Kemira Oyj	34,227	431,397
Koninklijke DSM NV	39,065	2,907,732
Kuraray Co. Ltd.	641,400	11,530,721
Lanxess AG	16,195	1,208,538
Lenzing AG	9,801	1,755,537
Linde AG	167,245	31,929,300
Mitsubishi Chemical Holdings Corp.	273,700	2,072,212
Nippon Paint Holdings Co. Ltd.	248,400	9,879,928
Nitto Denko Corp.	16,200	1,300,535
NOF Corp.	21,000	272,668
Nufarm Ltd.	41,625	305,892
Orica Ltd.	986,008	14,418,616
PTT Global Chemical PCL (For. Reg.)	903,100	1,882,563
Sanyo Chemical Industries Ltd.	16,500	764,289
Shin-Etsu Chemical Co. Ltd.	76,400	6,851,511
Sika AG	2,363	15,223,912
Sumitomo Chemical Co. Ltd.	632,000	3,298,384
Symrise AG	410,157	29,474,169
Synthomer PLC	220,695	1,433,147
Tokuyama Corp. (a)	164,000	725,598
Toray Industries, Inc.	279,000	2,329,996
UPL Ltd. (a)	148,987	1,989,188
Victrex PLC	59,239	1,473,865
		349,680,343
Construction Materials - 0.0%
Anhui Conch Cement Co. Ltd. (H Shares)	567,500	1,882,551
James Hardie Industries PLC CDI	93,611	1,361,939
		3,244,490
Containers & Packaging - 0.1%
Huhtamaki Oyj	33,720	1,309,868
Orora Ltd.	407,567	850,988
Smurfit Kappa Group PLC	370,208	10,419,702
Toyo Seikan Group Holdings Ltd.	62,500	998,871
		13,579,429
Metals& Mining - 0.5%
ArcelorMittal SA (Netherlands) (a)	507,541	11,006,672
Bekaert SA	39,893	2,071,966
BHP Billiton Ltd.	341,304	5,999,851
BHP Billiton PLC	487,774	7,370,733
BHP Billiton PLC ADR	229,646	6,958,274
Boliden AB	116,898	3,199,719
Glencore Xstrata PLC	3,526,536	12,954,275
JFE Holdings, Inc.	135,100	2,252,480
Lundin Mining Corp.	352,523	1,941,571
Mitsui Mining & Smelting Co. Ltd.	456,332	1,817,087
Rio Tinto PLC	337,947	13,495,504
Salzgitter AG	28,631	1,090,313
South32 Ltd.	2,634,500	5,167,972
Voestalpine AG	14,416	652,708
		75,979,125
Paper & Forest Products - 0.0%
Daio Paper Corp.	29,500	361,725
Mondi PLC	54,803	1,429,165
Nippon Paper Industries Co. Ltd.	70,100	1,331,742
Oji Holdings Corp.	459,000	2,250,447
Portucel Industrial Empresa Produtora de Celulosa SA	41,366	187,268
Stora Enso Oyj (R Shares)	208,547	2,637,895
		8,198,242

TOTAL MATERIALS		450,681,629

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.1%
British Land Co. PLC	909,600	7,430,316
Segro PLC	361,130	2,340,449
Westfield Corp. unit	1,978,252	12,465,093
		22,235,858
Real Estate Management & Development - 0.8%
Cheung Kong Property Holdings Ltd.	1,207,600	9,065,659
China Overseas Land and Investment Ltd.	1,848,000	5,549,300
Deutsche Wohnen AG (Bearer)	652,302	25,584,436
Fabege AB	75,568	1,419,824
Grand City Properties SA	345,330	7,155,303
Hufvudstaden AB Series A	78,888	1,340,608
LEG Immobilien AG	276,517	26,067,681
Mitsui Fudosan Co. Ltd.	471,100	11,149,012
Nexity	23,977	1,443,423
Savills PLC	191,554	2,134,887
TAG Immobilien AG	366,540	5,468,076
Vonovia SE(b)	844,757	33,189,798
Wheelock and Co. Ltd.	149,000	1,114,744
		130,682,751

TOTAL REAL ESTATE		152,918,609

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.5%
BT Group PLC	118,225	469,761
BT Group PLC sponsored ADR	67,600	1,349,972
Cellnex Telecom Sau	445,885	9,341,504
Com Hem Holding AB	339,424	4,561,374
Deutsche Telekom AG	661,931	13,179,959
Inmarsat PLC	529,700	5,459,936
Nippon Telegraph & Telephone Corp.	350,800	16,870,574
Nippon Telegraph & Telephone Corp. sponsored ADR	79,288	3,820,096
Proximus	32,937	1,183,808
Sunrise Communications Group AG	18,848	1,566,531
Swisscom AG	4,138	1,984,087
TDC A/S	1,754,000	10,471,365
Telefonica SA	881,357	9,815,578
Telenor ASA	138,770	2,291,126
		82,365,671
Wireless Telecommunication Services - 1.5%
Advanced Info Service PCL (For. Reg.)	1,416,600	7,195,297
China Mobile Ltd.	3,368,017	37,364,543
Freenet AG	26,373	941,666
KDDI Corp.	3,376,300	93,706,221
Millicom International Cellular SA (depository receipt)	20,453	1,197,802
NTT DOCOMO, Inc.	216,800	5,327,852
Orange Belgium	16,244	378,548
SK Telecom Co. Ltd.	143,594	32,510,007
SoftBank Corp.	324,900	26,378,915
Vodafone Group PLC	13,370,205	39,928,447
Vodafone Group PLC sponsored ADR	273,596	8,279,015
		253,208,313

TOTAL TELECOMMUNICATION SERVICES		335,573,984

UTILITIES - 1.1%
Electric Utilities - 0.4%
CLP Holdings Ltd.	656,500	7,177,856
Enel SpA	3,922,344	20,997,850
Grupo Acciona SA	21,413	2,053,274
Iberdrola SA	460,747	3,673,784
Kansai Electric Power Co., Inc.	162,800	2,279,200
Kyushu Electric Power Co., Inc.	113,400	1,404,829
Scottish & Southern Energy PLC	994,697	19,319,899
Shikoku Electric Power Co., Inc.	26,500	331,160
Tohoku Electric Power Co., Inc.	99,400	1,475,518
Tokyo Electric Power Co., Inc. (a)	446,000	1,828,298
		60,541,668
Gas Utilities - 0.1%
APA Group unit	993,540	7,072,434
China Resource Gas Group Ltd.	1,964,000	6,023,651
Gas Natural SDG SA	155,374	3,913,173
Osaka Gas Co. Ltd.	455,000	1,796,582
Rubis	16,561	1,918,982
Tokyo Gas Co. Ltd.	564,000	2,928,217
		23,653,039
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co. Ltd.	143,300	3,805,375
ENGIE Brasil Energia SA	104,100	1,067,074
		4,872,449
Multi-Utilities - 0.5%
ENGIE	3,450,045	52,650,135
National Grid PLC	967,553	13,582,183
Veolia Environnement SA	817,633	17,994,676
		84,226,994
Water Utilities - 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	122,300	1,096,031
Guangdong Investment Ltd.	5,274,400	7,607,812
		8,703,843

TOTAL UTILITIES		181,997,993

TOTAL COMMON STOCKS
(Cost $5,297,130,083)		6,726,368,233

Nonconvertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Hyundai Motor Co.	72,612	6,875,184
Porsche Automobil Holding SE (Germany)	32,514	1,860,928
Volkswagen AG	413,037	62,058,009
		70,794,121
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Ambev SA sponsored ADR	2,289,873	13,075,175
Household Products - 0.2%
Henkel AG & Co. KGaA	284,282	39,902,556

TOTAL CONSUMER STAPLES		52,977,731

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	2,006,300	8,035,244
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	1,003,570	11,025,175
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	25,701	2,620,063
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	26,650,276	34,338
MATERIALS - 0.0%
Chemicals - 0.0%
Fuchs Petrolub AG	38,144	2,128,099
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	615,151	474,834
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $136,959,636)		148,089,605

Equity Funds - 55.0%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	18,816	515,181
Europe Stock Funds - 3.9%
Henderson European Focus Fund Class A	38	1,246
iShares Europe ETF (b)	4,608,967	209,201,012
iShares MSCI Italy Capped ETF (b)	3,509,952	97,822,362
iShares MSCI Spain Capped ETF (b)	2,135,005	71,245,117
Vanguard FTSE Europe ETF (b)	140,058	7,872,660
WisdomTree Europe Hedged Equity ETF (b)	4,093,440	267,301,632
WisdomTree Europe SmallCap Dividend Fund ETF	26,392	1,737,385

TOTAL EUROPE STOCK FUNDS		655,181,414

Foreign Large Blend Funds - 21.1%
Artisan International Value Fund Investor Class	20,074,485	744,964,144
Dodge & Cox International Stock Fund	64	2,800
Harbor International Fund Institutional Class	9,376,566	630,949,098
Henderson International Opportunities Fund Class IF	17,649,644	497,543,450
Litman Gregory Masters International Fund Investor Class	440,402	7,486,833
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	46,039,262	784,509,027
Oakmark International Fund Investor Class	32,733,390	859,578,815
T. Rowe Price Overseas Stock Fund I Class	630,959	6,599,832
Thornburg International Value Fund Class I	112,763	3,053,623

TOTAL FOREIGN LARGE BLEND FUNDS		3,534,687,622

Foreign Large Growth Funds - 17.1%
American Funds EuroPacific Growth Fund Class F-1	859,804	44,976,338
Fidelity Canada Fund (c)	141,488	6,966,880
Fidelity Diversified International Fund (c)	19,316,539	751,220,195
Fidelity International Discovery Fund (c)	27,012,042	1,163,138,523
Fidelity Overseas Fund (c)	10,983,560	517,105,998
Invesco International Growth Fund R5 Class	695	24,289
JOHCM International Select Fund Class II Shares	6,109,883	127,024,473
Oppenheimer International Growth Fund Class I	6,497,432	264,380,505

TOTAL FOREIGN LARGE GROWTH FUNDS		2,874,837,201

Foreign Large Value Funds - 2.4%
iShares MSCI EAFE Value ETF (b)	2,361,340	123,946,737
Pear Tree Polaris Foreign Value Fund Institutional Shares	13,728,332	279,783,404

TOTAL FOREIGN LARGE VALUE FUNDS		403,730,141

Foreign Small Mid Blend Funds - 1.7%
Franklin International Small Cap Growth Fund Class A	112,495	2,231,904
iShares MSCI EAFE Small-Cap ETF	4,712,371	274,589,858
Victory Trivalent International Small-Cap Fund Class A	544,850	6,990,427

TOTAL FOREIGN SMALL MID BLEND FUNDS		283,812,189

Foreign Small Mid Growth Funds - 0.1%
Fidelity International Small Cap Opportunities Fund (c)	402,456	7,026,875
Oberweis International Opportunities Fund	141,088	3,452,426
Thornburg International Growth Fund Class I	98,506	2,237,080
Wasatch International Growth Fund Investor Class	72	2,293

TOTAL FOREIGN SMALL MID GROWTH FUNDS		12,718,674

Foreign Small Mid Value Funds - 0.0%
Brandes International Small Cap Equity Fund Class A	166,376	2,367,526
Transamerica International Small Cap Value Fund	541,613	6,900,144

TOTAL FOREIGN SMALL MID VALUE FUNDS		9,267,670

Sector Funds - 0.6%
SPDR Dow Jones International Real Estate ETF (b)	1,355,285	53,032,302
Victory Global Natural Resources Fund Class A (a)	68	1,426
Voya International Real Estate Fund Class A	5,177,089	43,539,316

TOTAL SECTOR FUNDS		96,573,044

Other - 8.1%
Fidelity Advisor Japan Fund Class I(c)	3,462,293	47,121,814
Fidelity Japan Smaller Companies Fund (c)	5,795,633	96,671,162
iShares MSCI Australia ETF(b)	9,767,617	209,906,089
iShares MSCI Japan ETF (b)	17,306,273	922,251,288
Matthews Japan Fund Investor Class	153	3,274
WisdomTree Japan Hedged Equity ETF	1,571,820	80,147,102
WisdomTree Japan SmallCap Dividend ETF (b)	23,612	1,640,090

TOTAL OTHER		1,357,740,819

TOTAL EQUITY FUNDS
(Cost $6,978,426,179)		9,229,063,955

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.71% to 0.93% 6/8/17 to 8/24/17 (d)
(Cost $19,313,111)	19,345,000	19,311,522

Money Market Funds - 4.4%
Fidelity Securities Lending Cash Central Fund 0.87% (e)(f)	129,381,038	129,393,977
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72%(g)	608,948,622	608,948,622
TOTAL MONEY MARKET FUNDS
(Cost $738,342,599)		738,342,599
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $13,170,171,608)		16,861,175,914
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(85,751,375)
NET ASSETS - 100%		$16,775,424,539

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
4,392 CME Nikkei 225 Index Contracts (United States)	June 2017	432,063,000	$5,502,500
346 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2017	32,626,070	2,108,570
TOTAL FUTURES CONTRACTS			$7,611,070

The face value of futures purchased as a percentage of Net Assets is 2.8%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,311,522.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	140,702
Total	$140,702

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Japan Fund Class I	$--	$37,945,472	$5,263,187	$--	$47,121,814
Fidelity Canada Fund	6,996,592	--	--	--	6,966,880
Fidelity Diversified International Fund	709,910,798	--	39,105,813	--	751,220,195
Fidelity International Discovery Fund	1,071,017,829	--	47,726,976	--	1,163,138,523
Fidelity International Small Cap Opportunities Fund	3,126,908	3,474,772	--	--	7,026,875
Fidelity Japan Fund	51,222,399	--	40,316,090	--	--
Fidelity Japan Smaller Companies Fund	90,411,879	--	--	--	96,671,162
Fidelity Overseas Fund	477,768,614	--	25,174,069	--	517,105,998
Total	$2,410,455,019	$41,420,244	$157,586,135	$--	$2,589,251,447

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$662,856,092	$389,840,531	$273,015,561	$--
Consumer Staples	948,573,134	509,355,971	439,217,163	--
Energy	290,097,150	133,888,500	156,208,650	--
Financials	1,225,919,363	858,015,924	367,903,439	--
Health Care	553,526,159	185,177,722	368,348,437	--
Industrials	1,179,992,498	937,549,858	242,442,640	--
Information Technology	889,718,294	765,410,341	124,307,952	1
Materials	452,809,728	356,718,105	96,091,623	--
Real Estate	152,918,609	152,918,609	--	--
Telecommunication Services	336,048,818	120,382,207	215,666,611	--
Utilities	181,997,993	123,685,568	58,312,425	--
Equity Funds	9,229,063,955	9,229,063,955	--	--
Other Short-Term Investments	19,311,522	--	19,311,522	--
Money Market Funds	738,342,599	738,342,599	--	--
Total Investments in Securities:	$16,861,175,914	$14,500,349,890	$2,360,826,023	$1
Derivative Instruments:
Assets
Futures Contracts	$7,611,070	$7,611,070	$--	$--
Total Assets	$7,611,070	$7,611,070	$--	$--
Total Derivative Instruments:	$7,611,070	$7,611,070	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$47,418,488
Level 2 to Level 1	$308,806,060

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $13,198,606,433. Net unrealized appreciation aggregated $3,662,569,481, of which $3,854,933,686 related to appreciated investment securities and $192,364,205 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

May 31, 2017

SIL-QTLY-0717
1.912844.106

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.7%
	Shares	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
Bridgestone Corp.	47,600	$1,999,415
Valeo SA	39,858	2,774,675
		4,774,090
Automobiles - 0.3%
Isuzu Motors Ltd.	155,700	1,902,141
Mitsubishi Motors Corp. of Japan	397,900	2,579,614
Subaru Corp.	67,900	2,296,032
Suzuki Motor Corp.	62,000	2,919,458
Toyota Motor Corp.	59,100	3,171,573
		12,868,818
Hotels, Restaurants & Leisure - 0.2%
Accor SA	49,595	2,354,691
Compass Group PLC	105,695	2,280,376
Melco Crown Entertainment Ltd. sponsored ADR	117,700	2,657,666
		7,292,733
Household Durables - 0.3%
Panasonic Corp.	228,300	2,927,577
Sony Corp.	149,700	5,466,151
Techtronic Industries Co. Ltd.	717,500	3,392,968
		11,786,696
Media - 0.4%
Altice NV Class A (a)	99,646	2,479,972
Axel Springer Verlag AG	31,554	1,983,569
Dentsu, Inc.	42,300	2,154,149
ProSiebenSat.1 Media AG	51,830	2,202,387
Vivendi SA	140,161	3,041,369
WPP PLC	101,323	2,280,026
		14,141,472
Specialty Retail - 0.2%
Carphone Warehouse Group PLC	265,449	1,123,870
Inditex SA	121,094	4,962,326
Nitori Holdings Co. Ltd.	14,900	2,178,158
USS Co. Ltd.	70,400	1,416,899
		9,681,253
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	28,017	5,358,261
LVMH Moet Hennessy - Louis Vuitton SA	15,408	3,938,318
Pandora A/S	21,634	2,050,206
Swatch Group AG (Bearer) (b)	4,531	1,755,233
		13,102,018

TOTAL CONSUMER DISCRETIONARY		73,647,080

CONSUMER STAPLES - 1.7%
Beverages - 0.2%
Anheuser-Busch InBev SA NV	61,698	7,209,860
Coca-Cola West Co. Ltd.	40,500	1,305,508
		8,515,368
Food & Staples Retailing - 0.2%
Koninklijke Ahold Delhaize NV	110,084	2,427,502
Seven & i Holdings Co. Ltd.	66,800	2,839,679
Tesco PLC (a)	827,447	1,961,518
		7,228,699
Food Products - 0.4%
Danone SA (b)	41,706	3,099,973
Nestle SA (Reg. S)	146,053	12,470,238
		15,570,211
Household Products - 0.2%
Reckitt Benckiser Group PLC	23,678	2,428,518
Svenska Cellulosa AB (SCA) (B Shares)	111,407	3,931,303
		6,359,821
Personal Products - 0.4%
Kao Corp.	50,900	3,209,343
Kose Corp.	13,200	1,424,289
Unilever NV (Certificaten Van Aandelen) (Bearer)	158,198	9,011,693
Unilever PLC	59,829	3,335,389
		16,980,714
Tobacco - 0.3%
British American Tobacco PLC (United Kingdom)	151,994	10,874,045
Imperial Tobacco Group PLC	77,575	3,627,240
		14,501,285

TOTAL CONSUMER STAPLES		69,156,098

ENERGY - 0.8%
Energy Equipment & Services - 0.1%
John Wood Group PLC	146,705	1,352,453
Tecnicas Reunidas SA	41,636	1,603,805
		2,956,258
Oil, Gas & Consumable Fuels - 0.7%
Galp Energia SGPS SA Class B	129,126	1,991,587
Lundin Petroleum AB	171,426	3,329,350
Royal Dutch Shell PLC:
Class A (United Kingdom)	457,054	12,422,637
Class B (United Kingdom)	17,690	489,702
Statoil ASA	82,574	1,439,924
Total SA	102,522	5,416,035
Woodside Petroleum Ltd.	160,863	3,842,865
		28,932,100

TOTAL ENERGY		31,888,358

FINANCIALS - 3.2%
Banks - 1.7%
Australia & New Zealand Banking Group Ltd.	147,410	3,068,019
Bankinter SA	291,129	2,680,418
BNP Paribas SA (b)	76,511	5,399,293
BOC Hong Kong (Holdings) Ltd.	755,000	3,405,593
CaixaBank SA	951,456	4,501,867
Danske Bank A/S	102,381	3,845,405
Intesa Sanpaolo SpA	1,403,763	4,025,629
KBC Groep NV	65,027	4,892,760
Lloyds Banking Group PLC	5,326,326	4,848,241
Mitsubishi UFJ Financial Group, Inc.	1,264,100	7,844,121
Nordea Bank AB	443,295	5,692,031
Societe Generale Series A (b)	97,691	5,121,621
Standard Chartered PLC (United Kingdom) (a)	482,358	4,548,716
Swedbank AB (A Shares)	128,744	3,103,282
The Suruga Bank Ltd.	66,000	1,430,844
United Overseas Bank Ltd.	134,685	2,236,882
Westpac Banking Corp.	130,918	2,966,221
		69,610,943
Capital Markets - 0.4%
Credit Suisse Group AG	316,793	4,326,256
Credit Suisse Group AG rights 6/7/17 (a)	316,793	147,186
Deutsche Borse AG	14,294	1,484,967
London Stock Exchange Group PLC	35,008	1,544,882
Macquarie Group Ltd.	46,017	3,065,396
Magellan Financial Group Ltd.	90,802	1,698,905
UBS Group AG	118,482	1,883,871
		14,151,463
Consumer Finance - 0.0%
AEON Financial Service Co. Ltd.	35,000	718,962
Diversified Financial Services - 0.3%
Challenger Ltd.	299,167	2,843,166
Kyushu Railway Co.	55,200	1,871,567
ORIX Corp.	342,400	5,404,200
Wendel SA	8,975	1,369,145
		11,488,078
Insurance - 0.8%
AIA Group Ltd.	567,600	4,024,344
Aviva PLC	324,256	2,199,957
Dai-ichi Mutual Life Insurance Co.	62,100	1,034,252
Direct Line Insurance Group PLC	370,969	1,666,221
Insurance Australia Group Ltd.	604,597	2,857,203
Prudential PLC	196,376	4,405,968
QBE Insurance Group Ltd.	275,002	2,635,989
Sampo Oyj (A Shares)	45,330	2,303,177
Sony Financial Holdings, Inc.	70,400	1,083,810
St. James's Place Capital PLC	110,702	1,673,097
Standard Life PLC	419,302	2,068,076
Tokio Marine Holdings, Inc.	59,500	2,525,056
Zurich Insurance Group AG	20,114	5,912,401
		34,389,551

TOTAL FINANCIALS		130,358,997

HEALTH CARE - 1.8%
Biotechnology - 0.3%
CSL Ltd. (a)	46,045	4,423,494
Grifols SA	81,589	2,308,739
Shire PLC	95,000	5,471,273
		12,203,506
Health Care Equipment & Supplies - 0.1%
Hoya Corp.	50,700	2,496,775
Olympus Corp.	79,800	2,914,591
		5,411,366
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG & Co. KGaA	28,264	2,703,334
Fresenius SE & Co. KGaA	33,455	2,864,099
		5,567,433
Pharmaceuticals - 1.2%
AstraZeneca PLC (United Kingdom)	34,353	2,321,151
Bayer AG	45,353	6,026,176
Chugai Pharmaceutical Co. Ltd.	47,800	1,817,047
GlaxoSmithKline PLC	328,975	7,200,991
Novartis AG	92,432	7,564,195
Roche Holding AG (participation certificate)	32,818	9,010,150
Sanofi SA	96,823	9,590,681
Shionogi & Co. Ltd.	76,700	4,099,208
Teva Pharmaceutical Industries Ltd. sponsored ADR	77,300	2,153,578
		49,783,177

TOTAL HEALTH CARE		72,965,482

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.3%
BAE Systems PLC	381,820	3,286,537
Leonardo SpA	198,975	3,504,771
Rolls-Royce Holdings PLC	308,436	3,451,922
		10,243,230
Building Products - 0.1%
Compagnie de St. Gobain	66,135	3,697,922
Daikin Industries Ltd.	22,700	2,224,907
		5,922,829
Construction & Engineering - 0.2%
Ferrovial SA	86,549	1,949,844
SHIMIZU Corp.	102,000	1,027,828
VINCI SA	55,152	4,823,965
		7,801,637
Electrical Equipment - 0.3%
ABB Ltd. (Reg.)	176,352	4,437,629
Legrand SA	55,588	3,811,005
Nidec Corp.	27,500	2,725,169
Schneider Electric SA	42,176	3,248,264
		14,222,067
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd.	335,448	4,373,603
Koninklijke Philips Electronics NV	46,598	1,646,602
		6,020,205
Machinery - 0.5%
Alfa Laval AB	188,916	3,803,795
Alstom SA	87,386	3,060,787
Fanuc Corp.	9,300	1,830,639
Kawasaki Heavy Industries Ltd.	257,000	737,932
Komatsu Ltd.	119,800	2,908,389
Minebea Mitsumi, Inc.	90,100	1,470,074
Mitsubishi Heavy Industries Ltd.	526,000	2,074,079
NGK Insulators Ltd.	89,100	1,789,241
SMC Corp.	5,000	1,580,587
Sumitomo Heavy Industries Ltd.	257,000	1,675,431
		20,930,954
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	1,124	2,142,201
Professional Services - 0.0%
Recruit Holdings Co. Ltd.	14,300	757,932
Wolters Kluwer NV	25,484	1,117,902
		1,875,834
Road & Rail - 0.1%
ComfortDelgro Corp. Ltd.	782,800	1,357,800
East Japan Railway Co.	13,500	1,293,928
		2,651,728
Trading Companies & Distributors - 0.2%
Brenntag AG	19,986	1,156,241
Bunzl PLC	50,243	1,574,370
Itochu Corp.	126,300	1,793,859
Wolseley PLC	36,856	2,432,280
		6,956,750
Transportation Infrastructure - 0.0%
Kamigumi Co. Ltd.	147,000	1,503,847

TOTAL INDUSTRIALS		80,271,282

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson (B Shares)	271,937	1,982,144
Electronic Equipment & Components - 0.2%
Alps Electric Co. Ltd.	47,600	1,336,668
Hitachi Ltd.	348,000	2,101,197
Keyence Corp.	7,500	3,406,998
		6,844,863
IT Services - 0.3%
Amadeus IT Holding SA Class A	69,028	4,020,584
Capgemini SA	22,273	2,305,878
Fujitsu Ltd.	166,000	1,210,788
OBIC Co. Ltd.	21,800	1,265,679
Otsuka Corp.	23,700	1,457,309
		10,260,238
Semiconductors & Semiconductor Equipment - 0.2%
ASM Pacific Technology Ltd.	102,400	1,469,137
ASML Holding NV (Netherlands)	20,457	2,700,897
Dialog Semiconductor PLC (a)	41,449	1,978,641
ROHM Co. Ltd.	14,700	1,179,982
Tokyo Electron Ltd.	17,600	2,493,400
		9,822,057
Software - 0.3%
Nets A/S (c)	38,220	766,541
Nintendo Co. Ltd.	7,900	2,395,015
SAP AG	81,570	8,765,248
Trend Micro, Inc.	45,100	2,264,163
		14,190,967

TOTAL INFORMATION TECHNOLOGY		43,100,269

MATERIALS - 1.3%
Chemicals - 0.7%
BASF AG	64,885	6,110,977
Croda International PLC	35,951	1,835,704
Incitec Pivot Ltd.	701,612	1,782,958
JSR Corp.	82,700	1,387,419
K&S AG (b)	106,312	2,719,918
Linde AG	16,293	3,110,551
Mitsui Chemicals, Inc.	311,000	1,544,470
Shin-Etsu Chemical Co. Ltd.	23,700	2,125,403
Sumitomo Chemical Co. Ltd.	440,000	2,296,343
Symrise AG	34,004	2,443,551
Yara International ASA	52,207	1,940,778
		27,298,072
Construction Materials - 0.2%
CRH PLC	77,575	2,802,281
James Hardie Industries PLC CDI	140,432	2,043,134
Lafargeholcim Ltd. (Reg.)	46,490	2,791,176
		7,636,591
Metals & Mining - 0.4%
BHP Billiton Ltd.	92,064	1,618,411
Glencore Xstrata PLC	735,814	2,702,918
Hitachi Metals Ltd.	110,700	1,474,334
Randgold Resources Ltd.	20,216	1,917,681
Rio Tinto Ltd.	93,733	4,374,610
Rio Tinto PLC	127,685	5,098,946
		17,186,900

TOTAL MATERIALS		52,121,563

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Mirvac Group unit	1,600,040	2,710,714
Real Estate Management & Development - 0.2%
Deutsche Wohnen AG (Bearer)	60,063	2,355,777
Mitsubishi Estate Co. Ltd.	52,500	980,553
Mitsui Fudosan Co. Ltd.	165,500	3,916,709
Sino Land Ltd.	1,240,000	2,157,753
		9,410,792

TOTAL REAL ESTATE		12,121,506

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.5%
BT Group PLC	832,340	3,307,263
Deutsche Telekom AG	245,844	4,895,093
HKT Trust/HKT Ltd. unit	1,954,000	2,557,674
Koninklijke KPN NV	618,086	2,106,052
Nippon Telegraph & Telephone Corp.	78,600	3,780,009
Spark New Zealand Ltd.	372,083	991,214
Telecom Italia SpA (a)	981,684	921,557
Telefonica Deutschland Holding AG	378,144	1,880,962
		20,439,824
Wireless Telecommunication Services - 0.2%
KDDI Corp.	135,700	3,766,234
SoftBank Corp.	59,800	4,855,214
Vodafone Group PLC	437,822	1,307,501
		9,928,949

TOTAL TELECOMMUNICATION SERVICES		30,368,773

UTILITIES - 0.2%
Electric Utilities - 0.2%
Enel SpA	340,487	1,822,761
Iberdrola SA	689,479	5,497,587
Power Assets Holdings Ltd.	318,500	2,852,892
		10,173,240
TOTAL COMMON STOCKS
(Cost $527,033,659)		606,172,648

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	17,161	2,578,407
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	21,898,956	28,216
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,182,758)		2,606,623

Equity Funds - 78.7%
Foreign Large Blend Funds - 10.9%
Fidelity Pacific Basin Fund (d)	3,841,149	119,306,074
Fidelity SAI International Index Fund (d)	5,070,792	58,719,772
Fidelity SAI International Minimum Volatility Index Fund (d)	26,367,464	273,957,946

TOTAL FOREIGN LARGE BLEND FUNDS		451,983,792

Foreign Large Growth Funds - 55.0%
Fidelity Advisor Overseas Fund Class I (d)	3,075,382	74,116,717
Fidelity Canada Fund (d)	34,327	1,690,269
Fidelity Diversified International Fund (d)	15,332,737	596,290,141
Fidelity International Capital Appreciation Fund (d)	21,064,697	406,759,301
Fidelity International Discovery Fund (d)	13,821,235	595,142,358
Fidelity Overseas Fund (d)	12,678,269	596,892,915

TOTAL FOREIGN LARGE GROWTH FUNDS		2,270,891,701

Foreign Large Value Funds - 6.0%
Fidelity International Value Fund (d)	28,688,316	246,432,636
Foreign Small Mid Growth Funds - 1.7%
Fidelity International Small Cap Opportunities Fund (d)	3,961,353	69,165,227
Sector Funds - 1.3%
Fidelity Advisor International Real Estate Fund Class I (d)	5,146,648	55,120,604
Other - 3.8%
Fidelity Advisor Global Capital Appreciation Fund Class I (d)	1,018,885	19,318,062
Fidelity Advisor Japan Fund Class I (d)	7,445,034	101,326,907
Fidelity Japan Smaller Companies Fund (d)	2,204,677	36,774,016

TOTAL OTHER		157,418,985

TOTAL EQUITY FUNDS
(Cost $2,841,852,056)		3,251,012,945
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.62% to 0.92% 6/1/17 to 8/24/17 (e)
(Cost $9,689,996)	$9,700,000	9,689,544
	Shares

Money Market Funds - 6.5%
Fidelity Securities Lending Cash Central Fund 0.87% (f)(g)	13,024,156	13,025,458
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (h)	255,786,689	255,786,689
TOTAL MONEY MARKET FUNDS
(Cost $268,812,147)		268,812,147
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $3,649,570,616)		4,138,293,907
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(7,974,063)
NET ASSETS - 100%		$4,130,319,844

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,026 CME Nikkei 225 Index Contracts (United States)	June 2017	100,932,750	$1,285,420
1,502 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2017	141,631,090	7,181,291
TOTAL FUTURES CONTRACTS			$8,466,711

The face value of futures purchased as a percentage of Net Assets is 5.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $766,541 or 0.0% of net assets.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,689,544.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$97,566
Total	$97,566

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Class I	$18,115,777	$--	$--	$--	$19,318,062
Fidelity Advisor International Real Estate Fund Class I	--	49,920,302	--	--	55,120,604
Fidelity Advisor Japan Fund Class I	--	91,718,487	--	--	101,326,907
Fidelity Advisor Overseas Fund Class I	65,198,108	--	--	--	74,116,717
Fidelity Canada Fund	1,697,478	--	--	--	1,690,269
Fidelity Diversified International Fund	522,867,045	12,533,508	--	--	596,290,141
Fidelity International Capital Appreciation Fund	359,153,085	--	--	--	406,759,301
Fidelity International Discovery Fund	513,926,401	12,533,509	--	--	595,142,358
Fidelity International Real Estate Fund	51,157,685	--	49,920,302	--	--
Fidelity International Small Cap Opportunities Fund	60,885,998	--	--	--	69,165,227
Fidelity International Value Fund	226,637,698	--	--	--	246,432,636
Fidelity Japan Fund	86,941,858	3,154,222	87,354,953	--	--
Fidelity Japan Smaller Companies Fund	34,392,965	--	--	--	36,774,016
Fidelity Overseas Fund	509,598,499	16,298,750	--	--	596,892,915
Fidelity Pacific Basin Fund	76,552,539	33,229,119	--	--	119,306,074
Fidelity SAI International Index Fund	53,648,980	--	--	--	58,719,772
Fidelity SAI International Minimum Volatility Index Fund	253,292,158	1,237,784	--	--	273,957,946
Total	$2,834,066,274	$220,625,681	$137,275,255	$--	$3,251,012,945

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$76,225,487	$45,955,384	$30,270,103	$--
Consumer Staples	69,156,098	18,764,864	50,391,234	--
Energy	31,888,358	12,120,060	19,768,298	--
Financials	130,358,997	95,240,737	35,118,260	--
Health Care	72,965,482	23,077,531	49,887,951	--
Industrials	80,299,498	53,339,334	26,960,164	--
Information Technology	43,100,269	27,256,965	15,843,304	--
Materials	52,121,563	40,684,244	11,437,319	--
Real Estate	12,121,506	12,121,506	--	--
Telecommunication Services	30,368,773	10,324,943	20,043,830	--
Utilities	10,173,240	8,350,479	1,822,761	--
Equity Funds	3,251,012,945	3,251,012,945	--	--
Other Short-Term Investments and Net Other Assets	9,689,544	--	9,689,544	--
Money Market Funds	268,812,147	268,812,147	--	--
Total Investments in Securities:	$4,138,293,907	$3,867,061,139	$271,232,768	$--
Derivative Instruments:
Assets
Futures Contracts	$8,466,711	$8,466,711	$--	$--
Total Assets	$8,466,711	$8,466,711	$--	$--
Total Derivative Instruments:	$8,466,711	$8,466,711	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $3,663,832,926. Net unrealized appreciation aggregated $474,460,981, of which $501,977,707 related to appreciated investment securities and $27,516,726 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Multi-Manager Fund

May 31, 2017

STG-QTLY-0717
1.938047.105

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 1.0%
Brembo SpA	1,110	$17,669
Bridgestone Corp.	1,200	50,405
Compagnie Plastic Omnium	688	25,563
GKN PLC	37,337	168,629
Koito Manufacturing Co. Ltd.	2,600	136,867
Michelin CGDE Series B	799	100,973
Nokian Tyres PLC	364	14,876
Valeo SA	2,311	160,878
		675,860
Automobiles - 0.6%
Ferrari NV	765	66,171
Isuzu Motors Ltd.	3,900	47,645
Mitsubishi Motors Corp. of Japan	9,600	62,237
Subaru Corp.	1,600	54,104
Suzuki Motor Corp.	2,700	127,138
Toyota Motor Corp.	1,400	75,130
		432,425
Hotels, Restaurants & Leisure - 1.8%
Accor SA	1,185	56,262
Carnival PLC	3,985	255,772
Compass Group PLC	26,947	581,383
Domino's Pizza UK & IRL PLC	2,930	11,967
Dominos Pizza Enterprises Ltd.	437	18,661
Galaxy Entertainment Group Ltd.	12,000	69,374
Melco Crown Entertainment Ltd. sponsored ADR	2,900	65,482
Paddy Power Betfair PLC (a)	707	73,512
Yum China Holdings, Inc.	2,268	87,114
		1,219,527
Household Durables - 0.8%
Bellway PLC	730	26,580
Haseko Corp.	1,700	21,582
Husqvarna AB (B Shares)	1,631	16,917
Nikon Corp.	5,900	90,937
Panasonic Corp.	5,700	73,093
SEB SA	94	16,494
Sony Corp.	3,500	127,799
Techtronic Industries Co. Ltd.	41,000	193,884
		567,286
Internet & Direct Marketing Retail - 0.1%
Ctrip.com International Ltd. ADR (a)	1,169	63,886
Start Today Co. Ltd.	700	17,470
		81,356
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,300	46,424
Yamaha Corp.	900	29,093
		75,517
Media - 0.9%
Altice NV Class A (a)	2,536	63,116
Axel Springer Verlag AG	789	49,599
Cineworld Group PLC	1,671	15,459
Dentsu, Inc.	1,000	50,926
ProSiebenSat.1 Media AG	1,170	49,716
Publicis Groupe SA	1	77
UBM PLC	2,744	25,562
Vivendi SA	3,352	72,735
WPP PLC	11,933	268,523
		595,713
Multiline Retail - 0.1%
Dollarama, Inc.	507	46,964
Ryohin Keikaku Co. Ltd.	200	52,063
		99,027
Specialty Retail - 0.9%
Carphone Warehouse Group PLC	6,471	27,397
Dufry AG (a)	157	25,822
Esprit Holdings Ltd. (a)	89,050	62,395
Inditex SA	2,927	119,946
Nitori Holdings Co. Ltd.	900	131,567
Shimamura Co. Ltd.	200	25,679
USS Co. Ltd.	12,100	243,530
WH Smith PLC	1,052	24,181
		660,517
Textiles, Apparel & Luxury Goods - 1.8%
adidas AG	907	173,464
Burberry Group PLC	2,375	55,540
Compagnie Financiere Richemont SA Series A	5,332	446,162
Gildan Activewear, Inc.	5,690	164,738
Hermes International SCA	78	38,549
LVMH Moet Hennessy - Louis Vuitton SA	1,014	259,181
Pandora A/S	523	49,564
Salvatore Ferragamo Italia SpA	472	13,176
Swatch Group AG (Bearer)	110	42,612
		1,242,986

TOTAL CONSUMER DISCRETIONARY		5,650,214

CONSUMER STAPLES - 12.2%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	1,418	165,704
Asahi Group Holdings	2,500	99,797
Coca-Cola West Co. Ltd.	700	22,564
Diageo PLC	4,565	137,218
Embotelladoras Arca S.A.B. de CV	4,473	31,970
Fever-Tree Drinks PLC	726	16,435
Heineken NV (Bearer)	2,495	245,718
ITO EN Ltd.	2,800	115,792
Pernod Ricard SA	2,353	319,568
		1,154,766
Food & Staples Retailing - 0.6%
Bidcorp Ltd.	867	19,810
Clicks Group Ltd.	3,029	31,461
Koninklijke Ahold Delhaize NV	2,661	58,679
PriceSmart, Inc.	486	42,890
Seven & i Holdings Co. Ltd.	1,500	63,765
Sundrug Co. Ltd.	3,400	132,316
Tesco PLC (a)	18,350	43,500
Tsuruha Holdings, Inc.	200	22,176
X5 Retail Group NV GDR (Reg. S) (a)	426	15,421
		430,018
Food Products - 3.7%
Aryzta AG	3,870	122,187
Danone SA	9,494	705,681
Greencore Group PLC	7,086	22,049
Kerry Group PLC Class A	1,835	162,001
M. Dias Branco SA	300	5,016
Nestle SA (Reg. S)	16,678	1,423,977
Nissin Food Holdings Co. Ltd.	200	12,623
Toyo Suisan Kaisha Ltd.	2,900	112,989
		2,566,523
Household Products - 1.8%
Colgate-Palmolive Co.	4,488	342,704
Lion Corp.	1,000	21,165
Reckitt Benckiser Group PLC	7,861	806,258
Svenska Cellulosa AB (SCA) (B Shares)	2,586	91,254
		1,261,381
Personal Products - 2.1%
Kao Corp.	8,500	535,941
Kobayashi Pharmaceutical Co. Ltd.	2,200	129,716
Kose Corp.	900	97,111
L'Oreal SA	816	174,577
Pola Orbis Holdings, Inc.	1,200	33,589
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,824	217,833
Unilever PLC	4,688	261,350
		1,450,117
Tobacco - 2.3%
British American Tobacco PLC (United Kingdom)	15,691	1,122,575
Imperial Tobacco Group PLC	1,826	85,380
Japan Tobacco, Inc.	11,300	424,554
		1,632,509

TOTAL CONSUMER STAPLES		8,495,314

ENERGY - 4.3%
Energy Equipment & Services - 0.3%
Core Laboratories NV	500	51,120
John Wood Group PLC	3,546	32,690
Schlumberger Ltd.	809	56,298
Subsea 7 SA	1,196	17,198
TechnipFMC PLC (France) (a)	1,457	41,393
Tecnicas Reunidas SA	1,041	40,099
		238,798
Oil, Gas & Consumable Fuels - 4.0%
BP PLC	69,864	422,089
Cairn Energy PLC (a)	26,412	68,946
Caltex Australia Ltd.	1,949	47,878
CNOOC Ltd.	175,000	198,688
Enbridge, Inc.	2,018	77,681
Encana Corp.	23,247	225,956
Eni SpA	7,072	112,410
Galp Energia SGPS SA Class B	9,157	141,234
INPEX Corp.	5,700	52,419
Lundin Petroleum AB	4,029	78,249
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	388	31,554
Oil Search Ltd. ADR	12,366	65,331
Royal Dutch Shell PLC:
Class A (United Kingdom)	11,622	315,884
Class B (United Kingdom)	15,382	425,811
Statoil ASA	1,996	34,806
Suncor Energy, Inc.	3,765	117,840
Total SA	5,402	285,377
Woodside Petroleum Ltd.	3,954	94,457
		2,796,610

TOTAL ENERGY		3,035,408

FINANCIALS - 16.4%
Banks - 8.8%
ABN AMRO Group NV GDR	2,111	54,435
Australia & New Zealand Banking Group Ltd.	3,563	74,156
Bank of Ireland (a)	141,692	38,360
Bankinter SA	12,284	113,099
Barclays PLC	166,786	451,449
BGEO Group PLC	369	17,439
BNP Paribas SA	7,977	562,928
BOC Hong Kong (Holdings) Ltd.	18,000	81,193
CaixaBank SA	51,856	245,360
Chiba Bank Ltd.	6,000	39,386
Credicorp Ltd. (United States)	515	86,273
Danske Bank A/S	2,433	91,383
DNB ASA	11,463	194,141
Dubai Islamic Bank Pakistan Ltd. (a)	21,824	34,521
Erste Group Bank AG	994	36,067
FinecoBank SpA	3,350	25,176
Grupo Financiero Banorte S.A.B. de CV Series O	10,767	62,035
Grupo Financiero Santander Mexico S.A.B. de CV	8,100	14,831
HDFC Bank Ltd. sponsored ADR	3,471	304,754
Industrial & Commercial Bank of China Ltd. (H Shares)	185,000	123,689
ING Groep NV (Certificaten Van Aandelen)	15,030	252,260
Intesa Sanpaolo SpA	78,618	225,456
Jyske Bank A/S (Reg.)	1,183	63,318
KBC Groep NV	5,582	420,001
Lloyds Banking Group PLC	520,829	474,080
Mebuki Financial Group, Inc.	9,730	38,041
Mitsubishi UFJ Financial Group, Inc.	49,900	309,645
Nordea Bank AB	10,974	140,909
North Pacific Bank Ltd.	9,200	31,733
PT Bank Central Asia Tbk	40,600	52,274
Societe Generale Series A	2,361	123,780
Standard Chartered PLC (United Kingdom) (a)	11,577	109,173
Sumitomo Mitsui Financial Group, Inc.	9,200	329,447
Svenska Handelsbanken AB (A Shares)	12,331	173,656
Swedbank AB (A Shares)	6,938	167,236
Sydbank A/S (a)	1,024	36,729
The Hachijuni Bank Ltd.	6,200	35,661
The Suruga Bank Ltd.	1,600	34,687
UniCredit SpA	19,039	333,003
United Overseas Bank Ltd.	3,343	55,521
Westpac Banking Corp.	3,258	73,817
		6,131,102
Capital Markets - 1.9%
3i Group PLC	6,932	79,937
Azimut Holding SpA	889	18,026
Banca Generali SpA	974	28,109
Close Brothers Group PLC	741	15,285
Credit Suisse Group AG	7,926	108,241
Credit Suisse Group AG rights 6/7/17 (a)	7,926	3,683
Daiwa Securities Group, Inc.	7,000	42,569
Deutsche Borse AG	345	35,841
IG Group Holdings PLC	5,982	45,012
Intermediate Capital Group PLC	1,826	20,763
Julius Baer Group Ltd.	2,786	144,462
Jupiter Fund Management PLC	3,219	20,472
London Stock Exchange Group PLC	1,032	45,542
Macquarie Group Ltd.	2,415	160,874
Magellan Financial Group Ltd.	2,232	41,761
Partners Group Holding AG	133	81,499
UBS Group AG	26,960	428,666
		1,320,742
Consumer Finance - 0.3%
AEON Financial Service Co. Ltd.	8,000	164,334
Cembra Money Bank AG	186	17,524
Provident Financial PLC	733	28,815
		210,673
Diversified Financial Services - 0.6%
AMP Ltd.	23,395	87,787
Cerved Information Solutions SpA	3,252	34,650
Challenger Ltd.	6,937	65,927
Element Financial Corp.	1,780	11,279
Kyushu Railway Co.	1,400	47,467
ORIX Corp.	7,900	124,688
RMB Holdings Ltd.	2,936	13,770
Wendel SA	217	33,104
Zenkoku Hosho Co. Ltd.	600	24,569
		443,241
Insurance - 4.8%
AIA Group Ltd.	57,200	405,554
Aon PLC	1,013	132,612
Aviva PLC	44,943	304,922
Dai-ichi Mutual Life Insurance Co.	1,200	19,986
Direct Line Insurance Group PLC	8,966	40,271
Euler Hermes SA	357	37,545
Fairfax Financial Holdings Ltd. (sub. vtg.)	490	214,989
Hiscox Ltd.	12,964	205,119
Insurance Australia Group Ltd.	14,596	68,978
Jardine Lloyd Thompson Group PLC	3,367	51,191
Manulife Financial Corp.	8,700	150,254
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	29,500	189,094
Prudential PLC	19,424	435,804
QBE Insurance Group Ltd.	6,647	63,714
Sampo Oyj (A Shares)	1,200	60,971
Sanlam Ltd.	4,563	23,878
Sony Financial Holdings, Inc.	1,800	27,711
St. James's Place Capital PLC	2,349	35,502
Standard Life PLC	10,130	49,963
Swiss Re Ltd.	1,035	94,358
Tokio Marine Holdings, Inc.	4,300	182,483
Zurich Insurance Group AG	1,851	544,091
		3,338,990

TOTAL FINANCIALS		11,444,748

HEALTH CARE - 8.2%
Biotechnology - 0.6%
CSL Ltd. (a)	1,153	110,767
Genmab A/S (a)	157	33,503
Grifols SA	2,044	57,839
Shire PLC	3,770	217,123
		419,232
Health Care Equipment & Supplies - 0.7%
ASAHI INTECC Co. Ltd.	368	17,013
bioMerieux SA	73	15,376
Hoya Corp.	2,800	137,889
Nihon Kohden Corp.	4,300	95,940
Olympus Corp.	1,900	69,395
Terumo Corp.	3,800	154,402
		490,015
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG & Co. KGaA	659	63,031
Fresenius SE & Co. KGaA	836	71,570
		134,601
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SA	54	28,677
ICON PLC (a)	246	23,149
Lonza Group AG	531	109,977
		161,803
Pharmaceuticals - 6.4%
AstraZeneca PLC (United Kingdom)	4,121	278,446
Bayer AG	4,929	654,930
Chugai Pharmaceutical Co. Ltd.	1,200	45,616
CSPC Pharmaceutical Group Ltd.	18,000	26,933
GlaxoSmithKline PLC	25,600	560,363
Ipsen SA	218	27,489
Novartis AG	10,119	828,091
Recordati SpA	732	29,446
Roche Holding AG (participation certificate)	4,019	1,103,413
Rohto Pharmaceutical Co. Ltd.	1,000	20,804
Sanofi SA	2,920	289,237
Santen Pharmaceutical Co. Ltd.	19,600	269,887
Shionogi & Co. Ltd.	5,500	293,946
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,900	52,934
		4,481,535

TOTAL HEALTH CARE		5,687,186

INDUSTRIALS - 14.8%
Aerospace & Defense - 0.9%
BAE Systems PLC	18,039	155,272
Cobham PLC	86,837	149,926
Leonardo SpA	4,594	80,919
MTU Aero Engines Holdings AG	435	61,375
Rolls-Royce Holdings PLC	7,196	80,535
Thales SA	1,138	125,690
		653,717
Air Freight & Logistics - 0.5%
Yamato Holdings Co. Ltd.	15,500	336,731
Airlines - 0.4%
Japan Airlines Co. Ltd.	9,200	269,562
Building Products - 0.9%
Belimo Holding AG (Reg.)	2	7,929
Compagnie de St. Gobain	1,602	89,575
Daikin Industries Ltd.	2,900	284,239
Geberit AG (Reg.)	109	51,025
Kaba Holding AG (B Shares) (Reg.)	19	17,155
Kingspan Group PLC (Ireland)	753	26,095
Nichias Corp.	1,000	11,883
Toto Ltd.	3,500	133,363
		621,264
Commercial Services & Supplies - 1.1%
Babcock International Group PLC	1,598	19,210
Brambles Ltd.	60,400	465,408
Downer EDI Ltd.	4,387	20,862
Intrum Justitia AB	617	20,885
Park24 Co. Ltd.	700	19,530
Prosegur Compania de Seguridad SA (Reg.)	1,933	12,942
Rentokil Initial PLC	8,504	29,102
Ritchie Brothers Auctioneers, Inc.	1,916	59,515
Secom Co. Ltd.	1,900	138,927
		786,381
Construction & Engineering - 0.5%
Balfour Beatty PLC	34,800	126,354
Ferrovial SA	2,159	48,640
SHIMIZU Corp.	2,000	20,154
Taisei Corp.	5,000	42,709
VINCI SA	1,341	117,293
		355,150
Electrical Equipment - 2.6%
ABB Ltd. (Reg.)	19,827	498,916
Fuji Electric Co. Ltd.	3,000	16,063
Legrand SA	4,887	335,043
Nidec Corp.	600	59,458
Schneider Electric SA	11,673	899,018
		1,808,498
Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	867	11,295
CK Hutchison Holdings Ltd.	7,920	103,262
Koninklijke Philips Electronics NV	1,422	50,248
Siemens AG	633	90,531
		255,336
Machinery - 3.3%
Alfa Laval AB	10,861	218,685
Alstom SA	2,065	72,329
Daifuku Co. Ltd.	600	18,284
Fanuc Corp.	600	118,106
GEA Group AG	6,588	270,678
Glory Ltd.	900	30,555
IMI PLC	10,924	176,501
Interpump Group SpA	934	27,374
Kawasaki Heavy Industries Ltd.	8,000	22,971
KION Group AG	404	29,889
Komatsu Ltd.	13,300	322,885
Kubota Corp.	10,600	167,686
Minebea Mitsumi, Inc.	3,200	52,211
Mitsubishi Heavy Industries Ltd.	13,000	51,261
Nabtesco Corp.	500	14,673
NGK Insulators Ltd.	2,000	40,163
Nordson Corp.	991	114,837
Schindler Holding AG (participation certificate)	940	201,578
SKF AB (B Shares)	2,943	60,205
SMC Corp.	100	31,612
Spirax-Sarco Engineering PLC	2,610	190,842
Sumitomo Heavy Industries Ltd.	6,000	39,115
Wartsila Corp.	632	37,521
WashTec AG	3	233
		2,310,194
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	27	51,459
Professional Services - 1.3%
Adecco SA (Reg.)	861	64,183
Experian PLC	2,615	54,515
Intertek Group PLC	2,118	117,317
Nihon M&A Center, Inc.	700	27,652
Randstad Holding NV	1,033	59,762
RELX NV	14,916	309,509
SGS SA (Reg.)	74	176,109
Temp Holdings Co., Ltd.	700	13,823
Wolters Kluwer NV	2,457	107,781
		930,651
Road & Rail - 1.2%
Canadian National Railway Co.	1,368	106,060
Canadian Pacific Railway Ltd.	1,499	237,159
ComfortDelgro Corp. Ltd.	19,600	33,997
DSV de Sammensluttede Vognmaend A/S	1,100	66,966
East Japan Railway Co.	3,800	364,217
		808,399
Trading Companies & Distributors - 1.1%
Brenntag AG	2,325	134,507
Bunzl PLC	10,456	327,640
Finning International, Inc.	644	12,252
Itochu Corp.	3,700	52,552
Misumi Group, Inc.	3,500	79,007
Mitsubishi Corp.	2,000	40,054
Wolseley PLC	2,216	146,243
		792,255
Transportation Infrastructure - 0.5%
Aena SA	729	147,160
China Merchants Holdings International Co. Ltd.	26,593	78,831
Kamigumi Co. Ltd.	3,000	30,691
Malaysia Airports Holdings Bhd	26,200	53,245
		309,927

TOTAL INDUSTRIALS		10,289,524

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares)	12,354	90,048
Electronic Equipment & Components - 1.6%
Alps Electric Co. Ltd.	1,700	47,738
China High Precision Automation Group Ltd. (a)	15,000	0
Halma PLC	9,621	142,060
Hirose Electric Co. Ltd.	855	114,103
Hitachi Ltd.	54,000	326,048
Keyence Corp.	400	181,707
LG Innotek Co. Ltd.	130	15,560
OMRON Corp.	2,600	108,695
Renishaw PLC	391	18,650
Spectris PLC	2,885	97,130
Yokogawa Electric Corp.	3,200	55,505
		1,107,196
Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	2,522	308,844
Baidu.com, Inc. sponsored ADR (a)	1,300	241,930
Just Eat Holding Ltd. (a)	7,488	64,786
Moneysupermarket.com Group PLC	2,755	12,378
NAVER Corp.	118	89,065
SINA Corp.	248	24,297
Tencent Holdings Ltd.	4,200	144,343
Wix.com Ltd. (a)	209	15,403
		901,046
IT Services - 2.5%
Amadeus IT Holding SA Class A	10,448	608,551
Atos Origin SA	555	79,616
Bechtle AG	122	15,658
Capgemini SA	459	47,519
Cognizant Technology Solutions Corp. Class A	2,730	182,664
EPAM Systems, Inc. (a)	831	69,704
Fujitsu Ltd.	3,000	21,882
IT Holdings Corp.	600	17,391
MasterCard, Inc. Class A	1,195	146,842
Nomura Research Institute Ltd.	8,500	323,499
OBIC Co. Ltd.	2,200	127,729
Otsuka Corp.	600	36,894
SCSK Corp.	500	22,099
Wirecard AG	369	24,593
		1,724,641
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	1,659	142,276
ASM International NV (Netherlands)	634	39,321
ASM Pacific Technology Ltd.	4,400	63,127
ASML Holding NV (Netherlands)	779	102,850
Broadcom Ltd.	173	41,430
Dialog Semiconductor PLC (a)	1,002	47,832
Infineon Technologies AG	13,661	302,516
Mellanox Technologies Ltd. (a)	1,570	74,575
NVIDIA Corp.	1,011	145,938
ROHM Co. Ltd.	400	32,108
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,736	556,425
Texas Instruments, Inc.	1,996	164,650
Tokyo Electron Ltd.	1,400	198,339
		1,911,387
Software - 2.4%
ANSYS, Inc. (a)	1,200	151,596
Cadence Design Systems, Inc. (a)	6,888	242,044
Check Point Software Technologies Ltd. (a)	2,551	285,840
Constellation Software, Inc.	74	38,269
Dassault Systemes SA	1,148	105,928
LINE Corp. ADR	433	15,549
Micro Focus International PLC	1,119	34,516
Nets A/S (b)	955	19,154
Nintendo Co. Ltd.	200	60,633
Oracle Corp. Japan	300	17,661
Playtech Ltd.	1,581	20,157
SAP AG	5,768	619,811
Trend Micro, Inc.	1,200	60,244
		1,671,402
Technology Hardware, Storage & Peripherals - 0.7%
Logitech International SA (Reg.)	550	20,102
Neopost SA	592	26,368
Samsung Electronics Co. Ltd.	213	425,233
		471,703

TOTAL INFORMATION TECHNOLOGY		7,877,423

MATERIALS - 6.4%
Chemicals - 4.8%
Akzo Nobel NV	6,506	543,770
Arkema SA	578	60,398
Asahi Kasei Corp.	8,000	76,894
BASF AG	5,989	564,054
Covestro AG	325	24,308
Croda International PLC	4,063	207,462
Elementis PLC	5,369	20,774
Evonik Industries AG	796	27,411
Givaudan SA	146	299,522
HEXPOL AB (B Shares)	1,454	15,140
Hitachi Chemical Co. Ltd.	800	22,068
Hyosung Corp.	18	2,701
Incitec Pivot Ltd.	16,313	41,455
JSR Corp.	2,000	33,553
K&S AG	2,277	58,255
Lenzing AG	103	18,449
Linde AG	2,048	390,991
Mitsui Chemicals, Inc.	7,000	34,763
Nippon Paint Holdings Co. Ltd.	2,400	95,458
Orica Ltd.	9,650	141,114
PTT Global Chemical PCL (For. Reg.)	9,500	19,803
Shin-Etsu Chemical Co. Ltd.	600	53,808
Sika AG	19	122,410
Sumitomo Chemical Co. Ltd.	10,000	52,190
Symrise AG	4,784	343,782
Synthomer PLC	2,312	15,014
Victrex PLC	627	15,600
Yara International ASA	1,187	44,126
		3,345,273
Construction Materials - 0.3%
Anhui Conch Cement Co. Ltd. (H Shares)	6,000	19,904
CRH PLC	1,791	64,697
James Hardie Industries PLC CDI	3,244	47,197
Lafargeholcim Ltd. (Reg.)	1,124	67,483
		199,281
Containers & Packaging - 0.0%
Huhtamaki Oyj	355	13,790
Metals & Mining - 1.3%
ArcelorMittal SA (Netherlands) (a)	4,497	97,523
Bekaert SA	418	21,710
BHP Billiton Ltd.	2,302	40,467
BHP Billiton PLC	4,463	67,440
Boliden AB	1,844	50,474
Glencore Xstrata PLC	40,879	150,164
Hitachi Metals Ltd.	2,800	37,291
Lundin Mining Corp.	3,667	20,197
Mitsui Mining & Smelting Co. Ltd.	4,970	19,790
Randgold Resources Ltd.	557	52,837
Rio Tinto Ltd.	2,214	103,330
Rio Tinto PLC	6,789	271,110
		932,333

TOTAL MATERIALS		4,490,677

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Mirvac Group unit	40,062	67,871
Segro PLC	3,740	24,239
Westfield Corp. unit	16,514	104,056
		196,166
Real Estate Management & Development - 2.0%
China Overseas Land and Investment Ltd.	20,000	60,057
Deutsche Wohnen AG (Bearer)	7,634	299,419
Fabege AB	796	14,956
Grand City Properties SA	3,624	75,090
Hufvudstaden AB Series A	829	14,088
LEG Immobilien AG	2,781	262,169
Mitsubishi Estate Co. Ltd.	1,500	28,016
Mitsui Fudosan Co. Ltd.	9,000	212,993
Nexity	253	15,231
Sino Land Ltd.	30,000	52,204
TAG Immobilien AG	3,391	50,587
Vonovia SE	8,071	317,103
		1,401,913

TOTAL REAL ESTATE		1,598,079

TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.0%
BT Group PLC	22,461	89,248
Cellnex Telecom Sau	4,680	98,048
Com Hem Holding AB	3,614	48,567
Deutsche Telekom AG	10,324	205,565
HKT Trust/HKT Ltd. unit	48,000	62,829
Koninklijke KPN NV	15,450	52,644
Nippon Telegraph & Telephone Corp.	1,900	91,374
Spark New Zealand Ltd.	9,298	24,770
Telecom Italia SpA (a)	24,560	23,056
Telefonica Deutschland Holding AG	7,516	37,386
		733,487
Wireless Telecommunication Services - 3.3%
Advanced Info Service PCL (For. Reg.)	14,900	75,681
China Mobile Ltd.	31,768	352,432
KDDI Corp.	34,200	949,191
SK Telecom Co. Ltd.	1,387	314,020
SoftBank Corp.	3,300	267,930
Vodafone Group PLC	112,830	336,953
		2,296,207

TOTAL TELECOMMUNICATION SERVICES		3,029,694

UTILITIES - 1.7%
Electric Utilities - 0.9%
CLP Holdings Ltd.	6,500	71,068
Enel SpA	33,122	177,315
Iberdrola SA	16,659	132,831
Power Assets Holdings Ltd.	7,500	67,180
Scottish & Southern Energy PLC	8,195	159,171
		607,565
Gas Utilities - 0.2%
APA Group unit	8,994	64,023
China Resource Gas Group Ltd.	24,000	73,609
Rubis	173	20,046
		157,678
Independent Power and Renewable Electricity Producers - 0.0%
ENGIE Brasil Energia SA	1,200	12,301
Multi-Utilities - 0.6%
ENGIE	21,961	335,140
Veolia Environnement SA	2,441	53,722
		388,862
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,300	11,650

TOTAL UTILITIES		1,178,056

TOTAL COMMON STOCKS
(Cost $49,066,559)		62,776,323

Nonconvertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Volkswagen AG	4,071	611,660
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Ambev SA sponsored ADR	24,010	137,097
Household Products - 0.5%
Henkel AG & Co. KGaA	2,609	366,206

TOTAL CONSUMER STAPLES		503,303

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	21,000	84,105
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA	10,550	115,902
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Sartorius AG (non-vtg.)	271	27,627
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)	510,916	658
MATERIALS - 0.0%
Chemicals - 0.0%
Fuchs Petrolub AG	400	22,316
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,250,077)		1,365,571

Equity Funds - 0.6%
Other - 0.6%
iShares MSCI Japan ETF
(Cost $383,098)	7,545	402,073
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.67% to 0.8% 6/1/17 to 7/27/17 (c)
(Cost $139,894)	$140,000	139,885
	Shares

Money Market Funds - 6.8%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72%(d)
(Cost $4,756,582)	4,756,582	4,756,582
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $55,596,210)		69,440,434
NET OTHER ASSETS (LIABILITIES) - 0.4%		303,811
NET ASSETS - 100%		$69,744,245

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
20 CME Nikkei 225 Index Contracts (United States)	June 2017	1,967,500	$25,057
13 ICE E-mini MSCI EAFE Index Contracts (United States)	June 2017	1,225,835	76,685
TOTAL FUTURES CONTRACTS			$101,742

The face value of futures purchased as a percentage of Net Assets is 4.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,154 or 0.0% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $139,885.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,261,874	$3,662,832	$2,599,042	$--
Consumer Staples	8,998,617	4,114,521	4,884,096	--
Energy	3,119,513	1,324,448	1,795,065	--
Financials	11,560,650	8,205,707	3,354,943	--
Health Care	5,714,813	1,720,179	3,994,634	--
Industrials	10,290,182	8,349,185	1,940,997	--
Information Technology	7,877,423	6,557,222	1,320,201	--
Materials	4,512,993	3,472,672	1,040,321	--
Real Estate	1,598,079	1,598,079	--	--
Telecommunication Services	3,029,694	905,278	2,124,416	--
Utilities	1,178,056	787,848	390,208	--
Equity Funds	402,073	402,073	--	--
Other Short-Term Investments and Net Other Assets	139,885	--	139,885	--
Money Market Funds	4,756,582	4,756,582	--	--
Total Investments in Securities:	$69,440,434	$45,856,626	$23,583,808	$--
Derivative Instruments:
Assets
Futures Contracts	$101,742	$101,742	$--	$--
Total Assets	$101,742	$101,742	$--	$--
Total Derivative Instruments:	$101,742	$101,742	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$398,961
Level 2 to Level 1	$2,687,076

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $55,862,364. Net unrealized appreciation aggregated $13,578,070, of which $15,062,770 related to appreciated investment securities and $1,484,700 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

May 31, 2017

SMC-QTLY-0717
1.912862.106

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.9%
BorgWarner, Inc.	174,038	$7,398,355
Cooper Tire & Rubber Co.	58,200	2,095,200
Cooper-Standard Holding, Inc. (a)	59,554	6,432,428
Dana Holding Corp.	370,616	7,827,410
Hertz Global Holdings, Inc.(a)(b)	125,100	1,277,271
LCI Industries	45,491	4,048,699
Lear Corp.	41,700	6,214,968
The Goodyear Tire & Rubber Co.	187,400	6,038,028
Tower International, Inc.	91,500	2,122,800
Visteon Corp. (a)	190,592	19,114,472
		62,569,631
Automobiles - 0.1%
Harley-Davidson, Inc.	104,095	5,518,076
Thor Industries, Inc.	25,300	2,290,409
		7,808,485
Distributors - 0.5%
LKQ Corp. (a)	153,517	4,834,250
Pool Corp.	235,021	27,998,052
		32,832,302
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	54,025	4,144,798
Carriage Services, Inc.	49,700	1,306,613
Grand Canyon Education, Inc. (a)	179,910	14,104,944
ServiceMaster Global Holdings, Inc. (a)	705,470	26,666,766
		46,223,121
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp.	175,840	6,551,798
Brinker International, Inc. (b)	206,220	8,090,011
Buffalo Wild Wings, Inc. (a)	18,963	2,724,983
Carrols Restaurant Group, Inc. (a)	98,479	1,166,976
Cedar Fair LP (depositary unit)	68,938	4,895,977
Dave & Buster's Entertainment, Inc. (a)	121,334	8,092,978
Dunkin' Brands Group, Inc.	357,399	20,911,415
Fiesta Restaurant Group, Inc. (a)	75,214	1,658,469
Hilton Grand Vacations, Inc. (a)	7,840	280,437
Jack in the Box, Inc.	44,603	4,753,788
Marriott International, Inc. Class A	43,329	4,664,367
Marriott Vacations Worldwide Corp.	36,656	4,271,157
Panera Bread Co. Class A (a)	3,559	1,119,270
Papa John's International, Inc.	103,556	8,343,507
Penn National Gaming, Inc. (a)	661,820	12,792,981
Pinnacle Entertainment, Inc. (a)	190,338	3,728,721
Planet Fitness, Inc.	427,008	9,330,125
Red Lion Hotels Corp. (a)	74,018	484,818
Ruth's Hospitality Group, Inc.	128,100	2,766,960
Six Flags Entertainment Corp.	95,180	5,746,968
Texas Roadhouse, Inc. Class A	104,824	5,127,990
U.S. Foods Holding Corp.	484,224	14,507,351
Vail Resorts, Inc.	63,336	13,547,570
Wendy's Co.	230,140	3,721,364
Wyndham Worldwide Corp.	49,300	4,978,807
Zoe's Kitchen, Inc. (a)(b)	169,033	2,351,249
		156,610,037
Household Durables - 0.8%
Beazer Homes U.S.A., Inc. (a)	201,100	2,453,420
CalAtlantic Group, Inc.	177,459	6,395,622
D.R. Horton, Inc.	226,912	7,417,753
Helen of Troy Ltd. (a)	37,639	3,425,149
iRobot Corp. (a)(b)	35,336	3,276,354
KB Home	139,200	2,920,416
LGI Homes, Inc. (a)(b)	71,700	2,323,080
Newell Brands, Inc.	109,550	5,800,673
Toll Brothers, Inc.	536,145	19,789,112
TopBuild Corp. (a)	51,479	2,756,700
		56,558,279
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.	15,822	2,274,887
U.S. Auto Parts Network, Inc. (a)	902,626	2,762,036
		5,036,923
Leisure Products - 0.8%
American Outdoor Brands Corp.(a)(b)	110,800	2,509,620
Brunswick Corp.	465,639	25,731,211
Hasbro, Inc.	51,491	5,419,943
Polaris Industries, Inc. (b)	273,600	22,872,960
		56,533,734
Media - 1.2%
AMC Networks, Inc. Class A (a)	39,800	2,108,604
Cinemark Holdings, Inc.	255,761	10,120,463
Discovery Communications, Inc. Class A (a)	221,100	5,859,150
E.W. Scripps Co. Class A (a)	365,377	6,277,177
IMAX Corp.(a)(b)	360,091	9,020,280
Lions Gate Entertainment Corp. Class B (a)	350,675	8,868,571
Live Nation Entertainment, Inc. (a)	177,500	6,121,975
National CineMedia, Inc.	796,577	5,791,115
Nexstar Broadcasting Group, Inc. Class A	246,405	14,094,366
Omnicom Group, Inc.	21,100	1,766,492
Scripps Networks Interactive, Inc. Class A	30,000	1,986,600
Sinclair Broadcast Group, Inc. Class A	468,055	15,164,982
		87,179,775
Multiline Retail - 0.2%
Dillard's, Inc. Class A (b)	46,400	2,388,672
Kohl's Corp.	83,700	3,216,591
Nordstrom, Inc. (b)	135,283	5,654,829
Ollie's Bargain Outlet Holdings, Inc. (a)	92,415	3,802,877
		15,062,969
Specialty Retail - 2.3%
Aarons, Inc. Class A	87,000	3,177,240
American Eagle Outfitters, Inc.	171,000	1,966,500
Burlington Stores, Inc. (a)	80,455	7,872,522
Chico's FAS, Inc.	597,528	5,652,615
Dick's Sporting Goods, Inc.	146,691	6,033,401
Express, Inc. (a)	147,400	1,143,824
Finish Line, Inc. Class A	123,300	1,739,763
Five Below, Inc. (a)	316,885	16,256,201
Floor & Decor Holdings, Inc. Class A	45,057	1,744,156
Foot Locker, Inc.	41,600	2,471,456
Group 1 Automotive, Inc.	43,800	2,634,570
Haverty Furniture Companies, Inc.	104,300	2,497,985
Hibbett Sports, Inc. (a)	145,436	3,374,115
Lithia Motors, Inc. Class A (sub. vtg.) (b)	263,881	23,973,589
Monro Muffler Brake, Inc.	78,009	3,869,246
Murphy U.S.A., Inc. (a)	37,500	2,551,125
New York & Co., Inc. (a)	142,000	210,160
Office Depot, Inc.	3,552,979	18,155,723
Penske Automotive Group, Inc.	90,200	3,819,970
RH (a)	93,716	5,258,405
Ross Stores, Inc.	41,141	2,629,733
Sally Beauty Holdings, Inc. (a)	818,016	14,740,648
Sonic Automotive, Inc. Class A (sub. vtg.)	111,800	2,101,840
The Children's Place Retail Stores, Inc.	81,530	8,821,546
Ulta Beauty, Inc. (a)	11,953	3,643,753
Urban Outfitters, Inc. (a)	119,298	2,251,153
Williams-Sonoma, Inc.	166,078	8,081,355
		156,672,594
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	288,148	23,674,240
Crocs, Inc. (a)	173,200	1,182,956
Deckers Outdoor Corp. (a)	57,600	3,995,136
G-III Apparel Group Ltd. (a)	748,044	14,639,221
lululemon athletica, Inc. (a)	68,488	3,305,916
Michael Kors Holdings Ltd. (a)	45,000	1,493,100
PVH Corp.	152,165	16,121,882
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	179,528	4,581,555
Steven Madden Ltd. (a)	126,487	4,964,615
Wolverine World Wide, Inc.	604,799	15,724,774
		89,683,395

TOTAL CONSUMER DISCRETIONARY		772,771,245

CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	18,766	2,678,847
Cott Corp. (b)	405,209	5,345,393
Primo Water Corp. (a)	415,644	5,108,265
		13,132,505
Food & Staples Retailing - 0.4%
Casey's General Stores, Inc.	46,221	5,379,662
Performance Food Group Co. (a)	426,259	12,063,130
Smart & Final Stores, Inc. (a)	83,880	1,098,828
SpartanNash Co.	46,700	1,391,660
SUPERVALU, Inc. (a)	332,600	1,280,510
Whole Foods Market, Inc.	198,700	6,952,513
		28,166,303
Food Products - 1.1%
B&G Foods, Inc. Class A	113,125	4,587,219
Bunge Ltd.	82,500	6,597,525
Calavo Growers, Inc. (b)	20,016	1,355,083
Fresh Del Monte Produce, Inc.	78,900	3,998,652
Ingredion, Inc.	33,716	3,846,658
Lancaster Colony Corp.	51,238	6,344,802
Nomad Foods Ltd. (a)	523,466	7,407,044
Pilgrim's Pride Corp.	199,300	4,637,711
Pinnacle Foods, Inc.	368,843	22,982,607
Sanderson Farms, Inc.	35,100	4,166,370
Snyders-Lance, Inc.	142,314	5,230,040
TreeHouse Foods, Inc. (a)	56,103	4,330,030
		75,483,741
Household Products - 0.5%
Central Garden & Pet Co. (a)	110,381	3,302,600
Energizer Holdings, Inc.	30,115	1,614,164
Spectrum Brands Holdings, Inc. (b)	198,186	26,646,108
		31,562,872
Personal Products - 0.1%
Avon Products, Inc. (a)	1,151,978	3,916,725
Edgewell Personal Care Co. (a)	28,619	2,093,194
Inter Parfums, Inc.	4,940	171,912
MediFast, Inc.	16,100	669,921
		6,851,752
Tobacco - 0.0%
Universal Corp.	56,200	3,731,680

TOTAL CONSUMER STAPLES		158,928,853

ENERGY - 3.1%
Energy Equipment & Services - 1.0%
Core Laboratories NV (b)	79,735	8,152,106
Dril-Quip, Inc. (a)	185,842	9,217,763
Helmerich & Payne, Inc. (b)	27,408	1,443,305
ION Geophysical Corp. (a)	25,666	114,214
Matrix Service Co. (a)	98,200	800,330
McDermott International, Inc. (a)	729,059	4,527,456
Oceaneering International, Inc.	85,119	2,075,201
Oil States International, Inc. (a)	95,076	2,780,973
Patterson-UTI Energy, Inc.	712,177	15,183,614
PHI, Inc. (non-vtg.) (a)	50,500	449,450
Precision Drilling Corp. (a)	3,310,185	12,007,185
RigNet, Inc. (a)	292,697	4,902,675
Superior Energy Services, Inc. (a)	183,680	1,904,762
TETRA Technologies, Inc. (a)	355,000	1,096,950
U.S. Silica Holdings, Inc.	96,880	3,681,440
		68,337,424
Oil, Gas & Consumable Fuels - 2.1%
Aegean Marine Petroleum Network, Inc. (b)	250,300	1,151,380
Approach Resources, Inc. (a)(b)	417,995	1,061,707
Arch Coal, Inc. (a)	275,210	19,476,612
Ardmore Shipping Corp.	344,840	2,482,848
Canacol Energy Ltd. (a)	1,315,731	3,934,969
Carrizo Oil & Gas, Inc. (a)	101,679	2,230,837
Centennial Resource Development, Inc. Class A	304,097	4,740,872
Cimarex Energy Co.	104,561	11,246,581
Diamondback Energy, Inc. (a)	40,315	3,739,619
Energen Corp. (a)	344,239	19,635,393
Extraction Oil & Gas, Inc.	89,852	1,279,492
Gastar Exploration, Inc. (a)	981,248	1,098,998
Gulfport Energy Corp. (a)	216,251	3,103,202
Laredo Petroleum, Inc. (a)	301,198	3,539,077
Leucrotta Exploration, Inc. (a)	394,966	555,528
Murphy Oil Corp.	94,500	2,306,745
Oasis Petroleum, Inc. (a)	598,760	5,843,898
Parsley Energy, Inc. Class A (a)	245,071	7,266,355
PBF Energy, Inc. Class A (b)	192,729	3,723,524
PDC Energy, Inc. (a)	38,621	1,917,919
Resolute Energy Corp. (a)	150,657	5,905,754
Rice Energy, Inc. (a)	132,814	2,656,280
Scorpio Tankers, Inc.	1,407,862	5,237,247
SM Energy Co.	496,683	8,428,711
Sundance Energy Australia Ltd. (a)	14,677,226	687,073
Tesoro Corp.	155,995	12,985,024
Valero Energy Corp.	40,800	2,507,976
World Fuel Services Corp.	67,600	2,388,984
WPX Energy, Inc. (a)	242,750	2,626,555
		143,759,160

TOTAL ENERGY		212,096,584

FINANCIALS - 13.3%
Banks - 6.2%
Associated Banc-Corp.	287,148	6,848,480
Banc of California, Inc. (b)	119,400	2,423,820
Banco Latinoamericano de Comercio Exterior SA Series E	106,500	2,875,500
Bank of the Ozarks, Inc.	416,926	18,428,129
BankUnited, Inc.	671,710	22,273,904
Banner Corp.	176,697	9,486,862
Berkshire Hills Bancorp, Inc.	61,000	2,186,850
Bryn Mawr Bank Corp.	49,700	2,030,245
Cathay General Bancorp	139,052	4,936,346
Central Pacific Financial Corp.	52,586	1,590,727
CIT Group, Inc.	102,300	4,608,615
Citizens Financial Group, Inc.	430,256	14,671,730
Comerica, Inc.	64,877	4,447,967
Commerce Bancshares, Inc.	83,645	4,477,517
Cullen/Frost Bankers, Inc.	124,242	11,388,022
East West Bancorp, Inc.	319,216	17,470,692
Fifth Third Bancorp	49,435	1,173,587
First Hawaiian, Inc.	219,472	6,048,648
First Horizon National Corp.	758,920	12,856,105
First Interstate Bancsystem, Inc.	58,700	2,048,630
First Republic Bank	253,817	23,376,546
FNB Corp., Pennsylvania	1,321,046	17,437,807
Fulton Financial Corp.	239,600	4,193,000
Great Western Bancorp, Inc.	310,236	11,745,535
Hancock Holding Co.	185,997	8,593,061
Hanmi Financial Corp.	108,800	2,894,080
Hope Bancorp, Inc.	128,986	2,245,646
Huntington Bancshares, Inc.	1,102,644	13,827,156
IBERIABANK Corp.	232,155	17,922,366
KeyCorp	1,594,942	27,863,637
MB Financial, Inc.	152,957	6,298,769
Old National Bancorp, Indiana	185,600	2,932,480
Opus Bank	77,800	1,672,700
PacWest Bancorp	199,941	9,331,246
Peoples Bancorp, Inc.	40,051	1,211,543
Regions Financial Corp.	854,356	11,824,287
Signature Bank (a)	75,633	10,817,032
Sterling Bancorp	81,870	1,756,112
SVB Financial Group (a)	191,332	32,622,106
TCF Financial Corp.	575,200	8,662,512
Texas Capital Bancshares, Inc. (a)	40,740	2,990,316
United Community Bank, Inc.	429,898	11,078,471
Webster Financial Corp.	72,501	3,532,249
Western Alliance Bancorp. (a)	301,263	13,773,744
Wintrust Financial Corp.	103,482	7,115,422
Zions Bancorporation	446,710	17,899,670
		425,889,869
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	40,676	6,258,003
Ares Capital Corp.	154,707	2,575,872
CBOE Holdings, Inc.	57,499	4,966,189
E*TRADE Financial Corp. (a)	820,047	28,381,827
Eaton Vance Corp. (non-vtg.)	151,479	7,054,377
Evercore Partners, Inc. Class A	60,709	4,116,070
FactSet Research Systems, Inc.	47,967	7,947,652
Fifth Street Finance Corp.	436,491	1,785,248
Financial Engines, Inc.	273,526	10,366,635
Lazard Ltd. Class A	796,015	35,422,668
Legg Mason, Inc.	104,400	3,849,228
LPL Financial	401,586	15,633,743
MarketAxess Holdings, Inc.	45,210	8,616,122
Morningstar, Inc.	97,870	7,162,127
Newtek Business Services Corp.	142,900	2,417,868
Raymond James Financial, Inc.	227,842	16,466,141
Stifel Financial Corp. (a)	286,868	12,229,183
T. Rowe Price Group, Inc.	80,157	5,646,259
Waddell & Reed Financial, Inc. Class A (b)	60,178	1,007,380
WisdomTree Investments, Inc. (b)	1,003,913	9,547,213
		191,449,805
Consumer Finance - 0.5%
Green Dot Corp. Class A (a)	113,007	4,151,877
Navient Corp.	301,000	4,343,430
Regional Management Corp. (a)	68,700	1,374,000
SLM Corp. (a)	2,506,184	26,039,252
		35,908,559
Diversified Financial Services - 0.5%
Jeld-Wen Holding, Inc.	130,465	4,075,727
Leucadia National Corp.	411,602	10,038,973
Valvoline, Inc.	341,038	7,629,020
Voya Financial, Inc.	385,666	13,182,064
		34,925,784
Insurance - 2.4%
American Equity Investment Life Holding Co.	294,765	7,386,811
American Financial Group, Inc.	99,121	9,897,232
AmTrust Financial Services, Inc.	67,000	880,380
Assured Guaranty Ltd.	204,939	8,004,917
Athene Holding Ltd.	164,085	8,086,109
Cincinnati Financial Corp.	97,325	6,820,536
CNA Financial Corp.	164,135	7,484,556
CNO Financial Group, Inc.	339,200	6,950,208
Crawford & Co. Class B	344,918	3,224,983
Everest Re Group Ltd.	32,900	8,377,985
Fidelity & Guaranty Life	126,400	3,899,440
First American Financial Corp.	115,200	5,013,504
FNFV Group (a)	325,813	4,545,091
Genworth Financial, Inc. Class A (a)	149,800	548,268
Hanover Insurance Group, Inc.	45,166	3,766,393
HCI Group, Inc.	34,790	1,547,111
Heritage Insurance Holdings, Inc.	151,238	1,926,772
Lincoln National Corp.	105,900	6,881,382
Maiden Holdings Ltd.	174,900	1,845,195
National General Holdings Corp.	67,000	1,471,320
ProAssurance Corp.	164,786	9,813,006
Reinsurance Group of America, Inc.	47,100	5,864,421
RLI Corp.	58,929	3,272,917
Third Point Reinsurance Ltd. (a)	347,265	4,566,535
Torchmark Corp.	73,614	5,557,857
United Insurance Holdings Corp.	62,200	1,009,506
Universal Insurance Holdings, Inc. (b)	87,800	2,164,270
Unum Group	573,407	25,791,847
Validus Holdings Ltd.	92,299	4,928,767
XL Group Ltd.	168,680	7,369,629
		168,896,948
Mortgage Real Estate Investment Trusts - 0.2%
American Capital Mortgage Investment Corp.	92,444	1,687,103
Chimera Investment Corp.	176,100	3,275,460
MFA Financial, Inc.	419,200	3,487,744
New York Mortgage Trust, Inc.	403,200	2,507,904
Redwood Trust, Inc.	146,800	2,483,856
Starwood Property Trust, Inc.	133,900	2,948,478
		16,390,545
Thrifts & Mortgage Finance - 0.7%
BofI Holding, Inc. (a)(b)	142,555	3,164,721
Farmer Mac Class C (non-vtg.)	25,700	1,557,420
Flagstar Bancorp, Inc. (a)	81,600	2,357,424
Lendingtree, Inc. (a)(b)	74,999	11,669,844
MGIC Investment Corp. (a)	1,738,256	18,390,748
Radian Group, Inc.	191,100	3,069,066
Washington Federal, Inc.	257,449	8,225,496
		48,434,719

TOTAL FINANCIALS		921,896,229

HEALTH CARE - 11.4%
Biotechnology - 1.7%
ACADIA Pharmaceuticals, Inc. (a)(b)	123,473	3,174,491
Agios Pharmaceuticals, Inc. (a)	101,751	4,748,719
Alder Biopharmaceuticals, Inc. (a)	45,603	702,286
Alkermes PLC (a)	120,100	6,936,976
Alnylam Pharmaceuticals, Inc. (a)	58,725	3,844,139
AMAG Pharmaceuticals, Inc. (a)	100,800	1,743,840
Atara Biotherapeutics, Inc. (a)(b)	189,010	2,504,383
BeiGene Ltd. ADR (a)	700	25,725
Biohaven Pharmaceutical Holding Co. Ltd.	5,197	131,016
bluebird bio, Inc. (a)(b)	41,183	3,103,139
Blueprint Medicines Corp. (a)	31,985	1,147,622
Clovis Oncology, Inc. (a)	28,130	1,453,196
DBV Technologies SA sponsored ADR (a)	137,859	4,576,919
Dyax Corp. rights 12/31/19 (a)	105,841	342,925
Eagle Pharmaceuticals, Inc. (a)(b)	100,310	7,317,615
Emergent BioSolutions, Inc. (a)	75,300	2,404,329
Exact Sciences Corp. (a)	233,834	8,527,926
Exelixis, Inc. (a)	296,170	5,541,341
Halozyme Therapeutics, Inc. (a)(b)	436,744	5,153,579
Juno Therapeutics, Inc. (a)(b)	152,686	3,546,896
Ligand Pharmaceuticals, Inc. Class B (a)(b)	74,862	8,106,057
Loxo Oncology, Inc. (a)	29,435	1,343,708
Momenta Pharmaceuticals, Inc. (a)	265,490	3,849,605
Neurocrine Biosciences, Inc. (a)	200,213	8,703,259
Prothena Corp. PLC (a)	25,860	1,319,119
Repligen Corp. (a)	114,366	4,487,722
Sage Therapeutics, Inc. (a)	238,427	15,762,409
TESARO, Inc. (a)	10,958	1,636,139
Ultragenyx Pharmaceutical, Inc. (a)	18,740	1,009,149
United Therapeutics Corp. (a)	14,400	1,740,816
		114,885,045
Health Care Equipment & Supplies - 3.6%
Abiomed, Inc. (a)	51,512	7,079,294
Accuray, Inc. (a)	567,240	2,325,684
Align Technology, Inc. (a)	117,585	17,073,342
Analogic Corp.	30,400	2,185,760
Atricure, Inc. (a)	95,700	1,999,173
Cantel Medical Corp.	58,381	4,543,209
CONMED Corp.	39,400	2,000,338
Cryolife, Inc. (a)	94,636	1,727,107
Dentsply Sirona, Inc.	30,519	1,938,567
DexCom, Inc. (a)	360,611	24,103,239
Endologix, Inc. (a)(b)	715,789	3,450,103
Glaukos Corp. (a)	51,010	2,076,617
Haemonetics Corp. (a)	52,300	2,132,794
Halyard Health, Inc. (a)	121,513	4,367,177
Hill-Rom Holdings, Inc.	112,996	8,741,371
Hologic, Inc. (a)	113,530	4,916,984
ICU Medical, Inc. (a)	45,989	7,418,026
IDEXX Laboratories, Inc. (a)	116,406	19,601,606
Insulet Corp. (a)	79,752	3,347,191
Integer Holdings Corp. (a)	113,500	4,505,950
Integra LifeSciences Holdings Corp. (a)	184,327	9,280,864
Nevro Corp. (a)	147,369	10,143,408
Novadaq Technologies, Inc. (a)(b)	317,910	2,196,757
Novadaq Technologies, Inc. (a)	143,419	991,025
NuVasive, Inc. (a)	126,202	9,468,936
NxStage Medical, Inc. (a)	356,656	7,725,169
Penumbra, Inc. (a)	35,995	2,982,186
Quidel Corp. (a)	103,487	2,568,547
Steris PLC	243,749	18,905,172
The Cooper Companies, Inc.	72,193	15,792,219
The Spectranetics Corp. (a)	237,410	6,410,070
West Pharmaceutical Services, Inc.	296,942	28,809,313
Zimmer Biomet Holdings, Inc.	63,776	7,602,737
		248,409,935
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc. (a)(b)	51,500	2,129,010
Brookdale Senior Living, Inc. (a)	606,547	8,333,956
Centene Corp. (a)	250,933	18,225,264
Chemed Corp.	23,232	4,754,661
Envision Healthcare Corp. (a)	223,547	12,207,902
Five Star Sr Living, Inc. (a)	415,538	747,968
HealthEquity, Inc. (a)	347,198	15,901,668
HealthSouth Corp.	576,918	26,151,693
Henry Schein, Inc. (a)	92,544	17,025,320
Kindred Healthcare, Inc.	123,900	1,214,220
LifePoint Hospitals, Inc. (a)	79,200	4,815,360
Magellan Health Services, Inc. (a)	120,204	8,264,025
MEDNAX, Inc. (a)	138,029	7,494,975
Molina Healthcare, Inc. (a)	49,400	3,189,758
Patterson Companies, Inc. (b)	155,798	6,880,040
PharMerica Corp. (a)	81,500	2,013,050
Premier, Inc. (a)	136,246	4,703,212
Quest Diagnostics, Inc.	29,100	3,165,207
Select Medical Holdings Corp. (a)	296,194	3,969,000
Teladoc, Inc. (a)	99,980	3,059,388
Tivity Health, Inc. (a)	184,679	6,269,852
Wellcare Health Plans, Inc. (a)	70,718	12,149,352
		172,664,881
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	413,500	4,718,035
athenahealth, Inc. (a)(b)	65,005	8,709,370
Evolent Health, Inc. (a)	341,817	7,844,700
HMS Holdings Corp. (a)	200,893	3,660,270
Medidata Solutions, Inc. (a)	208,677	14,853,629
Veeva Systems, Inc. Class A (a)	83,190	5,285,893
		45,071,897
Life Sciences Tools & Services - 1.6%
Bio-Rad Laboratories, Inc. Class A (a)	39,637	8,858,077
Bio-Techne Corp.	45,982	5,153,663
Cambrex Corp. (a)	89,376	4,808,429
Charles River Laboratories International, Inc. (a)	185,859	17,108,321
Fluidigm Corp. (a)	216,100	978,933
ICON PLC (a)	140,024	13,176,258
INC Research Holdings, Inc. Class A (a)	197,936	11,252,662
Luminex Corp.	110,600	2,240,756
Pacific Biosciences of California, Inc. (a)(b)	488,076	1,610,651
PAREXEL International Corp. (a)	135,133	10,921,449
PerkinElmer, Inc.	404,295	25,494,843
VWR Corp. (a)	311,396	10,294,752
		111,898,794
Pharmaceuticals - 1.4%
Akorn, Inc. (a)	77,637	2,582,983
Avexis, Inc. (a)	13,440	950,880
Catalent, Inc. (a)	742,988	26,398,364
DepoMed, Inc. (a)	128,768	1,349,489
Flamel Technologies SA sponsored ADR (a)	120,237	1,186,739
GW Pharmaceuticals PLC ADR (a)	11,148	1,099,304
Impax Laboratories, Inc. (a)	98,300	1,499,075
Intersect ENT, Inc. (a)	87,700	2,218,810
Jazz Pharmaceuticals PLC (a)	73,324	10,673,041
Lannett Co., Inc. (a)(b)	110,600	2,223,060
Mallinckrodt PLC (a)	51,600	2,225,508
Nektar Therapeutics (a)	258,029	5,129,617
Patheon NV	232,076	8,055,358
Perrigo Co. PLC	56,454	4,112,674
Prestige Brands Holdings, Inc. (a)	232,080	11,692,190
Revance Therapeutics, Inc. (a)	196,120	4,363,670
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	162,100	1,621,000
The Medicines Company (a)	35,790	1,423,368
TherapeuticsMD, Inc. (a)	2,838,544	11,779,958
		100,585,088

TOTAL HEALTH CARE		793,515,640

INDUSTRIALS - 14.2%
Aerospace & Defense - 1.4%
AeroVironment, Inc. (a)	119,420	3,706,797
Axon Enterprise, Inc.(a)(b)	280,352	6,731,252
BWX Technologies, Inc.	109,906	5,341,432
Curtiss-Wright Corp.	14,871	1,338,836
HEICO Corp. Class A	275,990	17,290,774
Hexcel Corp.	185,610	9,545,922
Huntington Ingalls Industries, Inc.	13,100	2,565,111
KEYW Holding Corp. (a)(b)	449,200	4,137,132
Mercury Systems, Inc. (a)	203,800	8,105,126
Moog, Inc. Class A (a)	26,500	1,856,060
Orbital ATK, Inc.	53,966	5,486,184
Spirit AeroSystems Holdings, Inc. Class A	168,500	9,181,565
Teledyne Technologies, Inc. (a)	49,408	6,497,646
Textron, Inc.	189,800	9,072,440
TransDigm Group, Inc.	31,796	8,523,872
		99,380,149
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	248,441	12,099,077
Expeditors International of Washington, Inc.	60,077	3,206,910
Forward Air Corp.	283,657	14,787,039
Park-Ohio Holdings Corp.	26,500	983,150
XPO Logistics, Inc. (a)	59,344	3,121,494
		34,197,670
Airlines - 0.6%
Air Canada (a)	732,512	9,652,229
Alaska Air Group, Inc.	88,180	7,676,069
Hawaiian Holdings, Inc. (a)	93,930	4,705,893
JetBlue Airways Corp. (a)	558,350	12,518,207
SkyWest, Inc.	182,811	6,270,417
		40,822,815
Building Products - 0.9%
A.O. Smith Corp.	273,011	14,980,114
Allegion PLC	55,569	4,369,390
Apogee Enterprises, Inc.	45,108	2,403,354
Fortune Brands Home & Security, Inc.	79,190	4,996,889
GCP Applied Technologies, Inc. (a)	163,640	4,925,564
Lennox International, Inc.	25,790	4,567,409
Masonite International Corp. (a)	65,319	4,810,744
Owens Corning	192,842	12,033,341
Patrick Industries, Inc. (a)	94,089	6,228,692
Universal Forest Products, Inc.	58,198	5,117,350
USG Corp. (a)(b)	72,800	2,070,432
		66,503,279
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	96,268	4,143,375
ACCO Brands Corp. (a)	416,935	4,732,212
ADS Waste Holdings, Inc.	100,690	2,348,091
Brady Corp. Class A	260,948	9,368,033
Casella Waste Systems, Inc. Class A (a)	1,147,531	16,088,385
Clean Harbors, Inc. (a)	334,701	19,549,885
Copart, Inc. (a)	125,620	3,918,088
Covanta Holding Corp.	211,900	3,125,525
Deluxe Corp.	73,600	5,016,576
Herman Miller, Inc.	270,615	8,537,903
McGrath RentCorp.	23,925	793,592
Multi-Color Corp.	120,966	10,390,979
Pitney Bowes, Inc.	391,866	5,827,047
Ritchie Brothers Auctioneers, Inc. (b)	410,745	12,749,525
Steelcase, Inc. Class A	696,307	11,663,142
The Brink's Co.	86,493	5,457,708
Waste Connection, Inc.:
(Canada)	28,145	2,677,718
(United States)	247,471	23,546,866
		149,934,650
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV	99,800	1,888,216
Dycom Industries, Inc. (a)	30,350	2,555,167
KBR, Inc.	1,185,180	16,154,003
Valmont Industries, Inc.	39,147	5,731,121
		26,328,507
Electrical Equipment - 0.8%
Acuity Brands, Inc. (b)	47,715	7,773,251
AMETEK, Inc.	56,072	3,421,513
EnerSys	11,160	826,510
Generac Holdings, Inc. (a)	280,362	9,714,543
General Cable Corp.	103,234	1,708,523
Hubbell, Inc. Class B	64,264	7,448,840
Regal Beloit Corp.	31,266	2,476,267
Rockwell Automation, Inc.	27,813	4,414,479
Sensata Technologies Holding BV (a)	385,245	15,575,455
		53,359,381
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	80,481	8,155,140
ITT, Inc.	277,298	10,540,097
		18,695,237
Machinery - 3.6%
AGCO Corp.	78,605	5,033,078
Allison Transmission Holdings, Inc.	294,887	11,418,025
Crane Co.	194,870	15,118,015
Douglas Dynamics, Inc.	192,107	5,849,658
Gardner Denver Holdings, Inc.	147,252	3,376,488
Global Brass & Copper Holdings, Inc.	81,000	2,454,300
Harsco Corp. (a)	203,600	3,033,640
Hyster-Yale Materials Handling Class A	13,400	1,000,042
IDEX Corp.	82,681	8,968,408
John Bean Technologies Corp.	106,724	9,210,281
Kennametal, Inc.	188,918	7,267,675
Lincoln Electric Holdings, Inc.	327,796	29,298,406
Manitowoc Co., Inc. (a)	267,400	1,513,484
Meritor, Inc. (a)	139,200	2,167,344
Middleby Corp. (a)	100,532	12,904,288
Nordson Corp.	72,841	8,440,815
Oshkosh Corp.	152,891	9,650,480
Proto Labs, Inc. (a)	136,540	8,738,560
RBC Bearings, Inc. (a)	113,045	11,453,719
Snap-On, Inc.	123,374	19,944,641
Tennant Co.	120,052	8,403,640
Terex Corp.	106,402	3,487,858
Timken Co.	54,300	2,505,945
Toro Co.	414,322	28,376,914
Twin Disc, Inc. (a)	83,745	1,499,036
WABCO Holdings, Inc. (a)	36,528	4,449,841
Wabtec Corp.	180,129	14,725,546
Woodward, Inc.	127,095	8,657,711
		248,947,838
Marine - 0.2%
Costamare, Inc. (b)	377,961	2,475,645
Danaos Corp. (a)	134,033	187,646
Kirby Corp. (a)	141,460	9,371,725
		12,035,016
Professional Services - 0.8%
51job, Inc. sponsored ADR (a)	13,430	585,414
Advisory Board Co. (a)	73,949	3,823,163
Equifax, Inc.	42,200	5,772,960
Manpower, Inc.	112,975	11,508,763
On Assignment, Inc. (a)	60,057	3,146,987
TransUnion Holding Co., Inc. (a)	268,882	11,752,832
TriNet Group, Inc. (a)	538,478	16,655,125
		53,245,244
Road & Rail - 1.4%
Avis Budget Group, Inc. (a)	765,030	17,511,537
Genesee & Wyoming, Inc. Class A (a)	44,049	2,885,210
Heartland Express, Inc. (b)	520,199	10,117,871
Kansas City Southern	55,792	5,311,398
Knight Transportation, Inc. (b)	766,761	25,571,479
Landstar System, Inc.	120,388	10,058,417
Old Dominion Freight Lines, Inc.	57,667	5,150,816
Roadrunner Transportation Systems, Inc. (a)	173,549	1,102,036
Ryder System, Inc.	102,500	6,808,050
Saia, Inc. (a)	77,564	3,583,457
U.S.A. Truck, Inc. (a)	185,036	1,219,387
Werner Enterprises, Inc.	317,923	8,663,402
		97,983,060
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	120,471	7,439,084
GATX Corp.	220,935	13,141,214
H&E Equipment Services, Inc.	229,310	4,560,976
HD Supply Holdings, Inc. (a)	201,417	8,127,176
Herc Holdings, Inc. (a)	78,980	2,987,813
MSC Industrial Direct Co., Inc. Class A	213,900	17,954,766
SiteOne Landscape Supply, Inc.	39,180	2,083,592
United Rentals, Inc. (a)	82,554	8,976,096
Watsco, Inc.	100,640	14,202,317
		79,473,034

TOTAL INDUSTRIALS		980,905,880

INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.6%
Applied Optoelectronics, Inc. (a)(b)	13,503	942,779
Arista Networks, Inc. (a)	20,510	3,022,764
Arris International PLC (a)	228,400	6,404,336
Brocade Communications Systems, Inc.	115,500	1,458,765
Ciena Corp. (a)	941,708	22,111,304
EMCORE Corp.	270,102	2,714,525
F5 Networks, Inc. (a)	23,800	3,049,494
Finisar Corp. (a)	194,564	4,797,948
Infinera Corp. (a)	798,360	7,760,059
Juniper Networks, Inc.	248,400	7,285,572
KVH Industries, Inc. (a)	125,734	1,188,186
Lumentum Holdings, Inc. (a)	177,541	10,128,714
NetScout Systems, Inc. (a)	155,700	5,698,620
Oclaro, Inc. (a)(b)	234,671	2,083,878
Plantronics, Inc.	57,600	3,048,192
Sonus Networks, Inc. (a)	276,400	1,865,700
Viavi Solutions, Inc. (a)	2,313,377	25,979,224
		109,540,060
Electronic Equipment & Components - 2.9%
Arrow Electronics, Inc. (a)	68,300	5,162,797
Belden, Inc.	222,423	15,792,033
Benchmark Electronics, Inc. (a)	21,810	704,463
CDW Corp.	179,701	10,814,406
Celestica, Inc. (sub. vtg.) (a)	234,015	3,216,981
Cognex Corp.	114,589	10,486,039
Coherent, Inc. (a)	11,962	2,968,370
Fabrinet (a)	89,830	3,164,711
Flextronics International Ltd. (a)	309,600	5,343,696
FLIR Systems, Inc.	284,255	10,770,422
II-VI, Inc. (a)	45,100	1,353,000
IPG Photonics Corp. (a)	63,140	8,778,986
Iteris, Inc. (a)	94,799	538,458
Itron, Inc. (a)	120,392	8,144,519
Jabil Circuit, Inc.	344,996	10,322,280
Littelfuse, Inc.	67,911	10,998,186
Maxwell Technologies, Inc. (a)	379,361	2,196,500
Methode Electronics, Inc. Class A	219,870	8,827,781
Orbotech Ltd. (a)	118,860	4,240,925
OSI Systems, Inc. (a)	41,820	3,311,726
Sanmina Corp. (a)	129,900	4,754,340
ScanSource, Inc. (a)	68,091	2,587,458
SYNNEX Corp.	103,717	11,539,553
Trimble, Inc. (a)	556,294	20,048,836
TTM Technologies, Inc. (a)	653,934	10,619,888
Universal Display Corp.	22,604	2,563,294
VeriFone Systems, Inc. (a)	408,707	7,475,251
Vishay Intertechnology, Inc.	312,015	5,101,445
Zebra Technologies Corp. Class A (a)	104,007	10,852,090
		202,678,434
Internet Software & Services - 2.8%
2U, Inc. (a)	352,473	15,068,221
Alarm.com Holdings, Inc. (a)	62,909	2,047,688
Alphabet, Inc. Class C (a)	7,658	7,388,898
Angie's List, Inc. (a)	76,189	917,316
Apptio, Inc. Class A	293,258	4,844,622
Box, Inc. Class A (a)	243,433	4,552,197
Carbonite, Inc. (a)	220,202	4,095,757
Care.com, Inc. (a)	580,424	8,921,117
ChannelAdvisor Corp. (a)	346,749	3,952,939
Cimpress NV (a)(b)	62,496	5,520,897
CoStar Group, Inc. (a)	63,979	16,734,987
Criteo SA sponsored ADR (a)	166,809	8,745,796
DHI Group, Inc. (a)	77,800	221,730
Facebook, Inc. Class A (a)	12,656	1,916,878
Five9, Inc. (a)	149,229	3,353,176
GoDaddy, Inc. (a)	242,351	9,970,320
GrubHub, Inc. (a)	273,898	11,906,346
Hortonworks, Inc. (a)	489,903	6,055,201
Instructure, Inc. (a)	223,283	5,961,656
Internap Network Services Corp. (a)	201,034	675,474
LogMeIn, Inc.	111,745	12,403,695
Match Group, Inc. (a)(b)	187,519	3,652,870
Mimecast Ltd. (a)	13,798	370,062
New Relic, Inc. (a)	219,658	9,592,465
Pandora Media, Inc. (a)(b)	386,347	3,438,488
Q2 Holdings, Inc. (a)	392,482	15,542,287
Shutterstock, Inc. (a)(b)	218,049	10,152,361
SPS Commerce, Inc. (a)	58,556	3,405,617
Stamps.com, Inc. (a)(b)	37,469	5,166,975
The Trade Desk, Inc.	67,231	3,697,705
Wix.com Ltd. (a)	29,332	2,161,768
XO Group, Inc. (a)	53,566	884,375
		193,319,884
IT Services - 3.1%
Acxiom Corp. (a)	174,900	4,582,380
Amdocs Ltd.	102,281	6,625,763
Black Knight Financial Services, Inc. Class A (a)	210,291	8,380,096
Booz Allen Hamilton Holding Corp. Class A	176,916	6,977,567
Broadridge Financial Solutions, Inc.	70,739	5,368,383
Convergys Corp.	73,900	1,796,509
CoreLogic, Inc. (a)	429,303	18,588,820
DST Systems, Inc.	74,000	8,940,680
EPAM Systems, Inc. (a)	58,883	4,939,106
Euronet Worldwide, Inc. (a)	360,856	31,477,469
ExlService Holdings, Inc. (a)	82,948	4,343,987
Fidelity National Information Services, Inc.	92,942	7,980,930
First Data Corp. Class A (a)	537,705	9,210,887
Gartner, Inc. (a)	57,227	6,844,349
Genpact Ltd.	281,565	7,692,356
Interxion Holding N.V. (a)	105,880	4,706,366
Leidos Holdings, Inc.	138,640	7,702,838
Maximus, Inc.	126,844	7,874,476
PayPal Holdings, Inc. (a)	93,469	4,880,016
Square, Inc. (a)	937,712	21,557,999
Teradata Corp. (a)	468,550	12,772,673
Total System Services, Inc.	166,620	9,922,221
Unisys Corp. (a)	114,500	1,351,100
Vantiv, Inc. (a)	92,842	5,823,050
Virtusa Corp. (a)	98,542	2,859,689
WEX, Inc. (a)	37,465	3,827,424
		217,027,134
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (a)	36,340	2,795,636
Analog Devices, Inc.	37,244	3,194,045
Cabot Microelectronics Corp.	116,490	8,793,830
Cavium, Inc. (a)	139,350	10,168,370
Ceva, Inc. (a)	54,200	2,289,950
Cirrus Logic, Inc. (a)	97,800	6,449,910
Cypress Semiconductor Corp.	572,100	8,003,679
FormFactor, Inc. (a)	151,700	2,229,990
Inphi Corp. (a)(b)	104,826	4,159,496
Integrated Device Technology, Inc. (a)	178,186	4,557,998
Kulicke & Soffa Industries, Inc. (a)	86,100	1,907,115
Lam Research Corp.	83,520	12,959,798
M/A-COM Technology Solutions Holdings, Inc. (a)	232,820	14,195,035
Marvell Technology Group Ltd.	187,294	3,228,949
Maxim Integrated Products, Inc.	82,642	3,950,288
Mellanox Technologies Ltd. (a)	104,030	4,941,425
Microsemi Corp. (a)	455,029	22,346,474
MKS Instruments, Inc.	65,018	5,315,222
Monolithic Power Systems, Inc.	129,111	12,678,700
ON Semiconductor Corp. (a)	356,951	5,525,601
Power Integrations, Inc.	84,742	5,673,477
Qorvo, Inc. (a)	80,600	6,282,770
Rambus, Inc. (a)	411,400	4,870,976
Silicon Laboratories, Inc. (a)	84,772	6,340,946
Synaptics, Inc. (a)	47,200	2,622,432
Teradyne, Inc.	592,410	21,060,176
United Microelectronics Corp. sponsored ADR	1,109,268	2,285,092
Veeco Instruments, Inc. (a)	136,400	4,289,780
Versum Materials, Inc.	264,456	8,208,714
		201,325,874
Software - 5.4%
8x8, Inc. (a)	29,047	396,492
Adobe Systems, Inc. (a)	12,328	1,748,850
ANSYS, Inc. (a)	19,300	2,438,169
Aspen Technology, Inc. (a)	404,478	24,737,874
Autodesk, Inc. (a)	112,161	12,536,235
Barracuda Networks, Inc. (a)	686,912	15,057,111
CA Technologies, Inc.	95,634	3,038,292
Cadence Design Systems, Inc. (a)	420,271	14,768,323
Callidus Software, Inc. (a)	692,666	16,554,717
CommVault Systems, Inc. (a)	167,423	9,396,616
Covisint Corp. (a)	411,500	843,575
CyberArk Software Ltd. (a)	51,303	2,514,360
Descartes Systems Group, Inc. (a)	117,266	2,932,410
Descartes Systems Group, Inc. (a)	144,257	3,613,638
Ebix, Inc. (b)	35,362	1,957,287
Electronic Arts, Inc. (a)	6,425	728,145
Ellie Mae, Inc. (a)	69,307	7,593,275
Fair Isaac Corp.	48,741	6,465,981
FireEye, Inc. (a)	712,300	10,677,377
Guidewire Software, Inc. (a)	275,182	18,277,588
HubSpot, Inc. (a)	65,722	4,738,556
Imperva, Inc. (a)	85,605	4,228,887
Manhattan Associates, Inc. (a)	249,094	11,667,563
MicroStrategy, Inc. Class A (a)	29,798	5,433,963
Nuance Communications, Inc. (a)	1,290,058	23,878,974
Paycom Software, Inc. (a)	100,437	6,572,597
Pegasystems, Inc.	11,801	689,768
Progress Software Corp.	64,500	1,883,400
Proofpoint, Inc. (a)	56,054	4,820,644
QAD, Inc. Class A	68,380	2,225,769
Qualys, Inc. (a)	180,575	7,584,150
RealPage, Inc. (a)	393,920	13,629,632
RingCentral, Inc. (a)	120,223	4,099,604
SeaChange International, Inc. (a)	301,717	739,207
Silver Spring Networks, Inc. (a)	335,700	3,417,426
Splunk, Inc. (a)	167,198	10,239,206
SS&C Technologies Holdings, Inc.	653,342	24,552,592
Synchronoss Technologies, Inc. (a)	165,683	2,117,429
Synopsys, Inc. (a)	123,989	9,283,056
Tableau Software, Inc. (a)	69,891	4,333,941
Take-Two Interactive Software, Inc. (a)	174,192	13,367,494
TeleNav, Inc. (a)	112,075	913,411
TiVo Corp.	283,750	5,050,750
Tyler Technologies, Inc. (a)	78,660	13,441,421
Ultimate Software Group, Inc. (a)(b)	82,584	18,229,592
Vasco Data Security International, Inc. (a)	103,200	1,413,840
Verint Systems, Inc. (a)	377,279	15,506,167
Zendesk, Inc. (a)	56,179	1,459,530
		371,794,884
Technology Hardware, Storage & Peripherals - 0.6%
3D Systems Corp. (a)(b)	214,334	4,383,130
CPI Card Group (b)	93,500	182,325
Cray, Inc. (a)	94,672	1,680,428
Electronics for Imaging, Inc. (a)	91,991	4,362,213
NCR Corp. (a)	79,600	3,066,988
NetApp, Inc.	214,065	8,667,492
Quantum Corp. (a)	89,312	758,259
Seagate Technology LLC	148,835	6,484,741
Stratasys Ltd. (a)(b)	259,427	6,978,586
Super Micro Computer, Inc. (a)	73,749	1,814,225
Xerox Corp.	319,900	2,261,693
		40,640,080

TOTAL INFORMATION TECHNOLOGY		1,336,326,350

MATERIALS - 4.5%
Chemicals - 1.8%
A. Schulman, Inc.	70,640	2,069,752
Albemarle Corp. U.S.	66,775	7,585,640
Ashland Global Holdings, Inc.	53,240	3,542,590
Axalta Coating Systems (a)	527,335	16,505,586
Cabot Corp.	80,043	4,180,646
Eastman Chemical Co.	129,192	10,349,571
FMC Corp.	48,851	3,681,900
Huntsman Corp.	709,196	16,949,784
Ingevity Corp. (a)	146,032	8,626,110
Intrepid Potash, Inc. (a)	214,461	458,947
Methanex Corp.	300,800	12,407,429
Olin Corp.	74,457	2,184,568
Orion Engineered Carbons SA (a)	78,128	1,363,334
PolyOne Corp.	231,883	8,658,511
Quaker Chemical Corp.	32,726	4,561,677
The Scotts Miracle-Gro Co. Class A	97,879	8,477,300
Trinseo SA	189,185	12,192,973
Tronox Ltd. Class A	156,044	2,371,869
		126,168,187
Construction Materials - 0.3%
Eagle Materials, Inc.	51,890	4,893,227
Martin Marietta Materials, Inc.	50,172	11,243,545
U.S. Concrete, Inc. (a)(b)	115,282	7,620,140
		23,756,912
Containers & Packaging - 1.5%
Aptargroup, Inc.	229,631	19,520,931
Avery Dennison Corp.	179,895	15,157,953
Berry Global Group, Inc. (a)	316,510	18,354,415
Crown Holdings, Inc. (a)	350,962	20,264,546
Graphic Packaging Holding Co.	283,100	3,824,681
Greif, Inc. Class A	110,600	6,575,170
Owens-Illinois, Inc. (a)	171,500	3,870,755
Packaging Corp. of America	149,407	15,263,419
Smurfit Kappa Group PLC	82,129	2,307,915
		105,139,785
Metals & Mining - 0.7%
Alcoa Corp.	552,491	18,199,054
Century Aluminum Co. (a)	290,489	4,188,851
Cliffs Natural Resources, Inc. (a)(b)	417,200	2,457,308
Commercial Metals Co.	380,265	6,882,797
Constellium NV (a)	391,228	2,640,789
Ferroglobe Representation & Warranty Insurance	495,885	5
Nucor Corp.	36,500	2,120,650
Reliance Steel & Aluminum Co.	45,700	3,333,815
Ryerson Holding Corp. (a)	745,557	6,225,401
TimkenSteel Corp. (a)	112,100	1,468,510
		47,517,180
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	30,900	1,432,215
Domtar Corp.	79,600	2,895,848
Kapstone Paper & Packaging Corp.	228,460	4,827,360
Mercer International, Inc. (SBI)	138,209	1,610,135
P.H. Glatfelter Co.	125,100	2,293,083
		13,058,641

TOTAL MATERIALS		315,640,705

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 3.9%
American Campus Communities, Inc.	38,090	1,807,751
CBL & Associates Properties, Inc. (b)	497,642	3,826,867
Colony NorthStar, Inc.	271,100	3,830,643
Communications Sales & Leasing, Inc.	134,700	3,368,847
CorEnergy Infrastructure Trust, Inc. (b)	84,100	2,958,638
Corrections Corp. of America	53,500	1,538,125
CubeSmart	136,644	3,410,634
DiamondRock Hospitality Co.	338,100	3,749,529
Duke Realty Corp.	109,158	3,129,560
DuPont Fabros Technology, Inc.	69,050	3,772,202
EastGroup Properties, Inc.	130,901	10,660,577
Education Realty Trust, Inc.	77,591	2,972,511
EPR Properties	191,810	13,601,247
Essex Property Trust, Inc.	13,545	3,479,981
Extra Space Storage, Inc.	137,220	10,630,433
Franklin Street Properties Corp.	95,600	1,075,500
Gaming & Leisure Properties	293,665	10,780,442
Getty Realty Corp.	98,500	2,477,275
Gladstone Commercial Corp.	96,900	1,972,884
Government Properties Income Trust	214,600	4,635,360
Gramercy Property Trust	61,609	1,820,546
Healthcare Trust of America, Inc.	36,122	1,108,584
Highwoods Properties, Inc. (SBI)	77,564	3,909,226
Hospitality Properties Trust (SBI)	209,500	6,058,740
Host Hotels & Resorts, Inc.	473,190	8,512,688
Independence Realty Trust, Inc.	261,300	2,511,093
InfraReit, Inc.	104,570	2,017,155
Kite Realty Group Trust	92,919	1,669,754
LaSalle Hotel Properties (SBI)	191,300	5,442,485
Liberty Property Trust (SBI)	36,900	1,516,221
Mack-Cali Realty Corp.	131,300	3,493,893
Medical Properties Trust, Inc.	781,181	10,116,294
Mid-America Apartment Communities, Inc.	136,447	13,909,407
National Retail Properties, Inc.	407,135	15,621,770
National Storage Affiliates Trust	278,387	6,750,885
Omega Healthcare Investors, Inc.	160,600	5,029,992
One Liberty Properties, Inc.	76,400	1,703,720
Outfront Media, Inc.	261,614	5,977,880
Physicians Realty Trust	197,378	4,014,669
Piedmont Office Realty Trust, Inc. Class A	554,254	11,744,642
Preferred Apartment Communities, Inc. Class A	99,700	1,528,401
Prologis, Inc.	54,939	3,051,312
Retail Opportunity Investments Corp.	120,906	2,389,103
RLJ Lodging Trust	389,427	7,924,839
Sabra Health Care REIT, Inc.	207,182	4,854,274
Select Income REIT	190,700	4,550,102
Senior Housing Properties Trust (SBI)	399,400	8,443,316
SL Green Realty Corp.	112,400	11,355,772
Stag Industrial, Inc.	117,379	3,166,885
Summit Hotel Properties, Inc.	198,800	3,558,520
Taubman Centers, Inc.	34,906	2,134,502
Weyerhaeuser Co.	155,342	5,120,072
WP Glimcher, Inc.	365,000	2,784,950
Xenia Hotels & Resorts, Inc.	200,021	3,580,376
		271,051,074
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	198,775	6,933,272
HFF, Inc.	203,978	6,362,074
Jones Lang LaSalle, Inc.	29,109	3,361,216
Realogy Holdings Corp.	299,769	9,130,964
		25,787,526

TOTAL REAL ESTATE		296,838,600

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc. (a)(b)	225,000	2,227,500
Vonage Holdings Corp. (a)	698,265	4,825,011
		7,052,511
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	472,590	7,594,521

TOTAL TELECOMMUNICATION SERVICES		14,647,032

UTILITIES - 1.3%
Electric Utilities - 0.5%
Allete, Inc.	32,072	2,353,764
Entergy Corp.	134,300	10,617,758
FirstEnergy Corp.	323,100	9,447,444
Portland General Electric Co.	256,243	12,130,544
		34,549,510
Gas Utilities - 0.1%
New Jersey Resources Corp.	34,586	1,449,153
Spire, Inc.	27,715	1,963,608
		3,412,761
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)	575,900	1,325,868
Calpine Corp. (a)	541,809	6,962,246
Dynegy, Inc. (a)	231,200	1,912,024
NRG Energy, Inc.	179,230	2,878,434
Ormat Technologies, Inc.	68,800	4,094,976
The AES Corp.	161,900	1,890,992
		19,064,540
Multi-Utilities - 0.4%
Ameren Corp.	256,245	14,541,904
Black Hills Corp.	41,305	2,872,350
NorthWestern Energy Corp.	166,041	10,287,900
		27,702,154
Water Utilities - 0.0%
Aqua America, Inc.	89,248	2,917,517

TOTAL UTILITIES		87,646,482

TOTAL COMMON STOCKS
(Cost $4,851,869,598)		5,891,213,600

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)	6,381	212,041
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	17,700	1,106,250
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,138,298)		1,318,291

Equity Funds - 10.2%
Mid-Cap Blend Funds - 2.7%
Fidelity SAI Small-Mid Cap 500 Index Fund (d)	16,616,203	183,442,882
Sector Funds - 1.4%
Fidelity SAI Real Estate Index Fund (d)	8,812,867	94,826,451
Small Blend Funds - 0.7%
Vulcan Value Partners Small Cap Fund	2,595,282	51,256,825
Small Value Funds - 5.4%
Fidelity Small Cap Value Fund (d)	20,098,371	377,045,444
TOTAL EQUITY FUNDS
(Cost $646,369,937)		706,571,602
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.67% to 0.92% 6/1/17 to 8/24/17 (e)
(Cost $9,521,324)	$9,530,000	9,520,982
	Shares	Value

Money Market Funds - 7.3%
Fidelity Securities Lending Cash Central Fund 0.87% (f)(g)	186,972,596	186,991,293
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72%(h)	315,761,919	315,761,919
TOTAL MONEY MARKET FUNDS
(Cost $502,753,212)		502,753,212
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $6,012,652,369)		7,111,377,687
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(183,006,165)
NET ASSETS - 100%		$6,928,371,522

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,661 ICE Russell 2000 Index Contracts (United States)	June 2017	182,158,755	$752,828

The face value of futures purchased as a percentage of Net Assets is 2.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $212,041 or 0.0% of net assets.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,392,982.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$34,793
Total	$34,793

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity SAI Real Estate Index Fund	$98,350,560	$88,049	$--	$88,049	$94,826,451
Fidelity SAI Small-Mid Cap 500 Index Fund	167,915,807	74,071,449	59,343,729	--	183,442,882
Fidelity Small Cap Value Fund	385,055,817	--	4,982,320	--	377,045,444
Total	$651,322,184	$74,159,498	$64,326,049	$88,049	$655,314,777

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$772,983,286	$772,771,245	$--	$212,041
Consumer Staples	158,928,853	158,928,853	--	--
Energy	212,096,584	212,096,584	--	--
Financials	921,896,229	921,896,229	--	--
Health Care	793,515,640	793,172,715	--	342,925
Industrials	980,905,880	980,905,880	--	--
Information Technology	1,336,326,350	1,336,326,350	--	--
Materials	315,640,705	315,640,700	--	5
Real Estate	296,838,600	296,838,600	--	--
Telecommunication Services	14,647,032	14,647,032	--	--
Utilities	88,752,732	88,752,732	--	--
Equity Funds	706,571,602	706,571,602	--	--
Other Short-Term Investments	9,520,982	--	9,520,982	--
Money Market Funds	502,753,212	502,753,212	--	--
Total Investments in Securities:	$7,111,377,687	$7,101,301,734	$9,520,982	$554,971
Derivative Instruments:
Assets
Futures Contracts	$752,828	$752,828	$--	$--
Total Assets	$752,828	$752,828	$--	$--
Total Derivative Instruments:	$752,828	$752,828	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $6,035,819,616. Net unrealized appreciation aggregated $1,075,558,071, of which $1,334,206,218 related to appreciated investment securities and $258,648,147 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

May 31, 2017

AMM-QTLY-0717
1.933026.105

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.1%
BorgWarner, Inc.	700	$29,757
Cooper-Standard Holding, Inc. (a)	260	28,083
Dana Holding Corp.	1,300	27,456
Lear Corp.	160	23,846
The Goodyear Tire & Rubber Co.	1,000	32,220
Tower International, Inc.	600	13,920
Visteon Corp. (a)	146	14,642
		169,924
Distributors - 0.7%
LKQ Corp. (a)	123	3,873
Pool Corp.	827	98,521
		102,394
Diversified Consumer Services - 1.3%
Carriage Services, Inc.	400	10,516
Grand Canyon Education, Inc. (a)	672	52,685
ServiceMaster Global Holdings, Inc. (a)	3,662	138,424
		201,625
Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc.	1,014	39,779
Carrols Restaurant Group, Inc. (a)	430	5,096
Cedar Fair LP (depositary unit)	330	23,437
Dunkin' Brands Group, Inc.	998	58,393
Fiesta Restaurant Group, Inc. (a)	329	7,254
Papa John's International, Inc.	518	41,735
Penn National Gaming, Inc. (a)	1,103	21,321
Planet Fitness, Inc.	559	12,214
Red Lion Hotels Corp. (a)	323	2,116
Ruth's Hospitality Group, Inc.	900	19,440
U.S. Foods Holding Corp.	594	17,796
Wyndham Worldwide Corp.	400	40,396
Zoe's Kitchen, Inc. (a)	949	13,201
		302,178
Household Durables - 0.3%
CalAtlantic Group, Inc.	600	21,624
KB Home	1,500	31,470
		53,094
Internet & Direct Marketing Retail - 0.1%
U.S. Auto Parts Network, Inc. (a)	3,942	12,063
Leisure Products - 1.1%
American Outdoor Brands Corp. (a)	500	11,325
Brunswick Corp.	1,325	73,220
Polaris Industries, Inc.	1,114	93,130
		177,675
Media - 1.5%
AMC Networks, Inc. Class A (a)	400	21,192
Cinemark Holdings, Inc.	1,165	46,099
E.W. Scripps Co. Class A (a)	2,079	35,717
National CineMedia, Inc.	4,446	32,322
Nexstar Broadcasting Group, Inc. Class A	675	38,610
Scripps Networks Interactive, Inc. Class A	300	19,866
Sinclair Broadcast Group, Inc. Class A	1,282	41,537
		235,343
Multiline Retail - 0.4%
Dillard's, Inc. Class A	200	10,296
Kohl's Corp.	800	30,744
Nordstrom, Inc.	611	25,540
		66,580
Specialty Retail - 3.0%
Aarons, Inc. Class A	600	21,912
American Eagle Outfitters, Inc.	800	9,200
Chico's FAS, Inc.	2,946	27,869
Dick's Sporting Goods, Inc.	811	33,356
Five Below, Inc. (a)	333	17,083
Foot Locker, Inc.	400	23,764
Hibbett Sports, Inc. (a)	800	18,560
Lithia Motors, Inc. Class A (sub. vtg.)	386	35,068
Monro Muffler Brake, Inc.	431	21,378
Murphy U.S.A., Inc. (a)	400	27,212
Office Depot, Inc.	10,448	53,389
Penske Automotive Group, Inc.	500	21,175
RH (a)	309	17,338
Sally Beauty Holdings, Inc. (a)	4,520	81,450
Sonic Automotive, Inc. Class A (sub. vtg.)	800	15,040
The Children's Place Retail Stores, Inc.	160	17,312
Williams-Sonoma, Inc.	376	18,296
		459,402
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	1,266	104,015
G-III Apparel Group Ltd. (a)	1,725	33,758
Michael Kors Holdings Ltd. (a)	300	9,954
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	784	20,008
Wolverine World Wide, Inc.	2,351	61,126
		228,861

TOTAL CONSUMER DISCRETIONARY		2,009,139

CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Cott Corp.	1,770	23,349
Primo Water Corp. (a)	1,815	22,306
		45,655
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	254	29,563
Performance Food Group Co. (a)	1,934	54,732
Smart & Final Stores, Inc. (a)	367	4,808
SpartanNash Co.	700	20,860
SUPERVALU, Inc. (a)	3,000	11,550
		121,513
Food Products - 0.8%
Bunge Ltd.	500	39,985
Calavo Growers, Inc.	69	4,671
Nomad Foods Ltd. (a)	2,287	32,361
Pilgrim's Pride Corp.	1,200	27,924
Sanderson Farms, Inc.	200	23,740
		128,681
Household Products - 0.7%
Central Garden & Pet Co. (a)	481	14,392
Spectrum Brands Holdings, Inc.	733	98,552
		112,944
Personal Products - 0.1%
Avon Products, Inc. (a)	3,139	10,673

TOTAL CONSUMER STAPLES		419,466

ENERGY - 3.0%
Energy Equipment & Services - 1.3%
Core Laboratories NV	375	38,340
Dril-Quip, Inc. (a)	734	36,406
Matrix Service Co. (a)	1,000	8,150
McDermott International, Inc. (a)	4,100	25,461
Patterson-UTI Energy, Inc.	2,528	53,897
PHI, Inc. (non-vtg.) (a)	600	5,340
RigNet, Inc. (a)	1,679	28,123
		195,717
Oil, Gas & Consumable Fuels - 1.7%
Approach Resources, Inc. (a)	1,826	4,638
Arch Coal, Inc. (a)	335	23,708
Ardmore Shipping Corp.	1,506	10,843
Canacol Energy Ltd. (a)	5,747	17,188
Cimarex Energy Co.	481	51,736
Evolution Petroleum Corp.	2,400	17,520
Extraction Oil & Gas, Inc.	392	5,582
Gastar Exploration, Inc. (a)	4,286	4,800
Gulfport Energy Corp. (a)	944	13,546
Leucrotta Exploration, Inc. (a)	1,725	2,426
PBF Energy, Inc. Class A	500	9,660
Resolute Energy Corp. (a)	659	25,833
Scorpio Tankers, Inc.	6,149	22,874
Sundance Energy Australia Ltd. (a)	64,896	3,038
Tesoro Corp.	500	41,620
World Fuel Services Corp.	300	10,602
		265,614

TOTAL ENERGY		461,331

FINANCIALS - 14.5%
Banks - 6.0%
Associated Banc-Corp.	1,402	33,438
Banco Latinoamericano de Comercio Exterior SA Series E	700	18,900
Bank of the Ozarks, Inc.	521	23,028
BankUnited, Inc.	1,084	35,945
Banner Corp.	484	25,986
Central Pacific Financial Corp.	400	12,100
CIT Group, Inc.	500	22,525
Citizens Financial Group, Inc.	53	1,807
Comerica, Inc.	70	4,799
Commerce Bancshares, Inc.	335	17,933
East West Bancorp, Inc.	143	7,826
Fifth Third Bancorp	217	5,152
First Hawaiian, Inc.	1,015	27,973
First Horizon National Corp.	2,277	38,572
First Interstate Bancsystem, Inc.	400	13,960
First Republic Bank	439	40,432
Fulton Financial Corp.	1,300	22,750
Great Western Bancorp, Inc.	1,125	42,593
Hancock Holding Co.	400	18,480
Hanmi Financial Corp.	800	21,280
Huntington Bancshares, Inc.	2,213	27,751
IBERIABANK Corp.	625	48,250
KeyCorp	5,589	97,640
Old National Bancorp, Indiana	1,400	22,120
PacWest Bancorp	345	16,101
Regions Financial Corp.	4,300	59,512
Signature Bank (a)	218	31,178
SVB Financial Group (a)	223	38,022
TCF Financial Corp.	2,400	36,144
Western Alliance Bancorp. (a)	700	32,004
Wintrust Financial Corp.	462	31,767
Zions Bancorporation	1,400	56,098
		932,066
Capital Markets - 2.9%
CBOE Holdings, Inc.	317	27,379
E*TRADE Financial Corp. (a)	903	31,253
Eaton Vance Corp. (non-vtg.)	697	32,459
FactSet Research Systems, Inc.	222	36,783
Financial Engines, Inc.	918	34,792
Lazard Ltd. Class A	1,517	67,507
Legg Mason, Inc.	700	25,809
LPL Financial	2,181	84,906
Morningstar, Inc.	439	32,126
PennantPark Investment Corp.	2,600	19,448
Raymond James Financial, Inc.	277	20,019
WisdomTree Investments, Inc.	4,191	39,856
		452,337
Consumer Finance - 0.7%
Green Dot Corp. Class A (a)	310	11,389
Navient Corp.	900	12,987
SLM Corp. (a)	8,166	84,845
		109,221
Diversified Financial Services - 0.7%
Donnelley Financial Solutions, Inc. (a)	137	3,121
Jeld-Wen Holding, Inc.	560	17,494
Leucadia National Corp.	1,122	27,366
Valvoline, Inc.	1,540	34,450
Voya Financial, Inc.	814	27,823
		110,254
Insurance - 2.9%
AmTrust Financial Services, Inc.	900	11,826
Assured Guaranty Ltd.	700	27,342
CNA Financial Corp.	700	31,920
CNO Financial Group, Inc.	2,200	45,078
First American Financial Corp.	700	30,464
FNFV Group (a)	846	11,802
Genworth Financial, Inc. Class A (a)	2,800	10,248
Hanover Insurance Group, Inc.	400	33,356
Heritage Insurance Holdings, Inc.	1,100	14,014
Lincoln National Corp.	600	38,988
National General Holdings Corp.	1,000	21,960
ProAssurance Corp.	776	46,211
Reinsurance Group of America, Inc.	300	37,353
United Insurance Holdings Corp.	900	14,607
Universal Insurance Holdings, Inc.	800	19,720
Unum Group	1,200	53,976
		448,865
Mortgage Real Estate Investment Trusts - 0.5%
MFA Financial, Inc.	2,300	19,136
New York Mortgage Trust, Inc.	2,300	14,306
Redwood Trust, Inc.	1,100	18,612
Starwood Property Trust, Inc.	1,100	24,222
		76,276
Thrifts & Mortgage Finance - 0.8%
Flagstar Bancorp, Inc. (a)	700	20,223
Lendingtree, Inc. (a)	147	22,873
MGIC Investment Corp. (a)	6,786	71,796
Radian Group, Inc.	800	12,848
		127,740

TOTAL FINANCIALS		2,256,759

HEALTH CARE - 11.6%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	324	21,209
AMAG Pharmaceuticals, Inc. (a)	1,000	17,300
Atara Biotherapeutics, Inc. (a)	1,015	13,449
bluebird bio, Inc. (a)	227	17,104
DBV Technologies SA sponsored ADR (a)	572	18,990
Dyax Corp. rights 12/31/19 (a)	741	2,401
Emergent BioSolutions, Inc. (a)	400	12,772
Exact Sciences Corp. (a)	1,289	47,010
Juno Therapeutics, Inc. (a)	838	19,467
Neurocrine Biosciences, Inc. (a)	490	21,300
Sage Therapeutics, Inc. (a)	601	39,732
United Therapeutics Corp. (a)	100	12,089
		242,823
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	253	34,770
Cryolife, Inc. (a)	413	7,537
DexCom, Inc. (a)	898	60,022
Endologix, Inc. (a)	3,895	18,774
IDEXX Laboratories, Inc. (a)	534	89,920
Insulet Corp. (a)	425	17,837
Integer Holdings Corp. (a)	200	7,940
Nevro Corp. (a)	327	22,507
Novadaq Technologies, Inc. (a)	1,537	10,621
Novadaq Technologies, Inc. (a)	1,000	6,910
NxStage Medical, Inc. (a)	589	12,758
Quidel Corp. (a)	571	14,172
Steris PLC	937	72,674
The Cooper Companies, Inc.	173	37,844
The Spectranetics Corp. (a)	1,304	35,208
West Pharmaceutical Services, Inc.	862	83,631
		533,125
Health Care Providers & Services - 2.8%
Brookdale Senior Living, Inc. (a)	1,911	26,257
Centene Corp. (a)	877	63,697
Five Star Sr Living, Inc. (a)	1,815	3,267
HealthEquity, Inc. (a)	430	19,694
HealthSouth Corp.	1,341	60,788
Henry Schein, Inc. (a)	200	36,794
Kindred Healthcare, Inc.	2,000	19,600
LifePoint Hospitals, Inc. (a)	500	30,400
MEDNAX, Inc. (a)	763	41,431
Patterson Companies, Inc.	846	37,359
PharMerica Corp. (a)	600	14,820
Quest Diagnostics, Inc.	200	21,754
Wellcare Health Plans, Inc. (a)	378	64,940
		440,801
Health Care Technology - 0.9%
athenahealth, Inc. (a)	338	45,285
Evolent Health, Inc. (a)	771	17,694
Medidata Solutions, Inc. (a)	1,044	74,312
		137,291
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc. Class A (a)	171	38,215
INC Research Holdings, Inc. Class A (a)	1,092	62,080
VWR Corp. (a)	1,034	34,184
		134,479
Pharmaceuticals - 2.0%
Akorn, Inc. (a)	600	19,962
Catalent, Inc. (a)	2,892	102,753
Flamel Technologies SA sponsored ADR (a)	525	5,182
Jazz Pharmaceuticals PLC (a)	200	29,112
Lannett Co., Inc. (a)	900	18,090
Mallinckrodt PLC (a)	250	10,783
Patheon NV	1,060	36,793
Prestige Brands Holdings, Inc. (a)	483	24,334
Revance Therapeutics, Inc. (a)	1,077	23,963
Sucampo Pharmaceuticals, Inc. Class A (a)	1,000	10,000
TherapeuticsMD, Inc. (a)	7,741	32,125
		313,097

TOTAL HEALTH CARE		1,801,616

INDUSTRIALS - 17.1%
Aerospace & Defense - 1.4%
Axon Enterprise, Inc. (a)	1,225	29,412
HEICO Corp. Class A	1,032	64,655
Huntington Ingalls Industries, Inc.	100	19,581
Moog, Inc. Class A(a)	400	28,016
Spirit AeroSystems Holdings, Inc. Class A	700	38,143
Textron, Inc.	800	38,240
		218,047
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	400	19,480
Forward Air Corp.	1,082	56,405
Park-Ohio Holdings Corp.	300	11,130
		87,015
Airlines - 0.8%
Air Canada (a)	3,200	42,166
Alaska Air Group, Inc.	300	26,115
JetBlue Airways Corp. (a)	1,600	35,872
SkyWest, Inc.	800	27,440
		131,593
Building Products - 0.8%
Allegion PLC	302	23,746
Owens Corning	700	43,680
Patrick Industries, Inc. (a)	524	34,689
USG Corp. (a)	700	19,908
		122,023
Commercial Services & Supplies - 3.5%
Brady Corp. Class A	1,184	42,506
Casella Waste Systems, Inc. Class A (a)	5,012	70,268
Clean Harbors, Inc. (a)	1,501	87,673
Deluxe Corp.	400	27,264
Herman Miller, Inc.	1,524	48,082
LSC Communications, Inc.	137	2,914
Multi-Color Corp.	665	57,124
Pitney Bowes, Inc.	1,300	19,331
R.R. Donnelley & Sons Co.	366	4,363
Ritchie Brothers Auctioneers, Inc.	1,400	43,456
Steelcase, Inc. Class A	679	11,373
Waste Connection, Inc. (United States)	1,345	127,977
		542,331
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV	900	17,028
Electrical Equipment - 0.8%
Generac Holdings, Inc. (a)	711	24,636
Hubbell, Inc. Class B	175	20,284
Sensata Technologies Holding BV (a)	2,132	86,197
		131,117
Industrial Conglomerates - 0.1%
ITT, Inc.	400	15,204
Machinery - 4.4%
Allison Transmission Holdings, Inc.	1,381	53,472
Crane Co.	400	31,032
Douglas Dynamics, Inc.	1,096	33,373
Global Brass & Copper Holdings, Inc.	600	18,180
John Bean Technologies Corp.	263	22,697
Kennametal, Inc.	765	29,430
Lincoln Electric Holdings, Inc.	460	41,115
Proto Labs, Inc. (a)	748	47,872
RBC Bearings, Inc. (a)	508	51,471
Snap-On, Inc.	391	63,209
Tennant Co.	671	46,970
Timken Co.	600	27,690
Toro Co.	1,904	130,405
Wabtec Corp.	667	54,527
Woodward, Inc.	401	27,316
		678,759
Marine - 0.4%
Costamare, Inc.	1,650	10,808
Kirby Corp. (a)	844	55,915
		66,723
Professional Services - 1.2%
51job, Inc. sponsored ADR (a)	59	2,572
Advisory Board Co. (a)	405	20,939
Manpower, Inc.	300	30,561
TransUnion Holding Co., Inc. (a)	869	37,984
TriNet Group, Inc. (a)	2,898	89,635
		181,691
Road & Rail - 1.9%
Avis Budget Group, Inc. (a)	1,873	42,873
Heartland Express, Inc.	2,874	55,899
Knight Transportation, Inc.	2,074	69,168
Landstar System, Inc.	555	46,370
Roadrunner Transportation Systems, Inc. (a)	955	6,064
Ryder System, Inc.	400	26,568
Saia, Inc. (a)	361	16,678
U.S.A. Truck, Inc. (a)	808	5,325
Werner Enterprises, Inc.	882	24,035
		292,980
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	521	32,172
GATX Corp.	400	23,792
HD Supply Holdings, Inc. (a)	241	9,724
MSC Industrial Direct Co., Inc. Class A	387	32,485
United Rentals, Inc. (a)	300	32,619
Watsco, Inc.	241	34,010
		164,802

TOTAL INDUSTRIALS		2,649,313

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.5%
Applied Optoelectronics, Inc. (a)	60	4,189
Brocade Communications Systems, Inc.	900	11,367
Ciena Corp. (a)	2,065	48,486
EMCORE Corp.	1,181	11,869
Infinera Corp. (a)	845	8,213
Juniper Networks, Inc.	1,200	35,196
KVH Industries, Inc. (a)	549	5,188
Lumentum Holdings, Inc. (a)	345	19,682
Oclaro, Inc. (a)	1,025	9,102
Plantronics, Inc.	400	21,168
Viavi Solutions, Inc. (a)	4,885	54,859
		229,319
Electronic Equipment & Components - 2.6%
Arrow Electronics, Inc. (a)	500	37,795
Benchmark Electronics, Inc. (a)	600	19,380
CDW Corp.	922	55,486
Fabrinet (a)	392	13,810
Flextronics International Ltd. (a)	2,200	37,972
FLIR Systems, Inc.	775	29,365
Iteris, Inc. (a)	415	2,357
Jabil Circuit, Inc.	1,200	35,904
Maxwell Technologies, Inc. (a)	629	3,642
Methode Electronics, Inc. Class A	599	24,050
Sanmina Corp. (a)	700	25,620
Trimble, Inc. (a)	1,611	58,060
TTM Technologies, Inc. (a)	800	12,992
Universal Display Corp.	62	7,031
VeriFone Systems, Inc. (a)	858	15,693
Vishay Intertechnology, Inc.	900	14,715
Zebra Technologies Corp. Class A (a)	117	12,208
		406,080
Internet Software & Services - 4.2%
2U, Inc. (a)	1,586	67,802
Alarm.com Holdings, Inc. (a)	275	8,951
Alphabet, Inc. Class C (a)	34	32,805
Angie's List, Inc. (a)	333	4,009
Apptio, Inc. Class A	1,281	21,162
Box, Inc. Class A (a)	1,062	19,859
Carbonite, Inc. (a)	964	17,930
Care.com, Inc. (a)	2,536	38,978
ChannelAdvisor Corp. (a)	1,991	22,697
Cimpress NV (a)	343	30,301
CoStar Group, Inc. (a)	106	27,726
Criteo SA sponsored ADR (a)	455	23,856
Facebook, Inc. Class A (a)	56	8,482
Five9, Inc. (a)	651	14,628
GoDaddy, Inc. (a)	367	15,098
GrubHub, Inc. (a)	869	37,775
Hortonworks, Inc. (a)	2,140	26,450
Instructure, Inc. (a)	978	26,113
Internap Network Services Corp. (a)	878	2,950
Match Group, Inc. (a)	820	15,974
Mimecast Ltd. (a)	60	1,609
New Relic, Inc. (a)	1,125	49,129
Q2 Holdings, Inc. (a)	1,139	45,104
Shutterstock, Inc. (a)	1,202	55,965
SPS Commerce, Inc. (a)	320	18,611
Stamps.com, Inc. (a)	164	22,616
XO Group, Inc. (a)	234	3,863
		660,443
IT Services - 2.2%
Broadridge Financial Solutions, Inc.	193	14,647
Convergys Corp.	700	17,017
CoreLogic, Inc. (a)	769	33,298
Euronet Worldwide, Inc. (a)	483	42,132
First Data Corp. Class A (a)	1,467	25,130
Gartner, Inc. (a)	316	37,794
Maximus, Inc.	689	42,773
PayPal Holdings, Inc. (a)	407	21,249
Square, Inc. (a)	2,635	60,579
Teradata Corp. (a)	1,278	34,838
Virtusa Corp. (a)	430	12,479
		341,936
Semiconductors & Semiconductor Equipment - 1.5%
Analog Devices, Inc.	208	17,838
Cabot Microelectronics Corp.	497	37,519
Cirrus Logic, Inc. (a)	500	32,975
Inphi Corp. (a)	262	10,396
M/A-COM Technology Solutions Holdings, Inc. (a)	123	7,499
Marvell Technology Group Ltd.	510	8,792
Maxim Integrated Products, Inc.	225	10,755
Microsemi Corp. (a)	291	14,291
ON Semiconductor Corp. (a)	1,300	20,124
Qorvo, Inc. (a)	100	7,795
Synaptics, Inc. (a)	200	11,112
Teradyne, Inc.	1,230	43,727
United Microelectronics Corp. sponsored ADR	3,024	6,229
		229,052
Software - 4.8%
Adobe Systems, Inc. (a)	54	7,660
Aspen Technology, Inc. (a)	394	24,097
Barracuda Networks, Inc. (a)	1,099	24,090
Cadence Design Systems, Inc. (a)	2,313	81,279
Callidus Software, Inc. (a)	3,379	80,758
CommVault Systems, Inc. (a)	92	5,164
Descartes Systems Group, Inc. (a)	494	12,353
Descartes Systems Group, Inc. (a)	936	23,447
Ebix, Inc.	155	8,579
Electronic Arts, Inc. (a)	28	3,173
Ellie Mae, Inc. (a)	171	18,735
Guidewire Software, Inc. (a)	644	42,774
HubSpot, Inc. (a)	108	7,787
Imperva, Inc. (a)	496	24,502
Manhattan Associates, Inc. (a)	700	32,788
Nuance Communications, Inc. (a)	2,050	37,946
QAD, Inc. Class A	299	9,732
Qualys, Inc. (a)	298	12,516
RealPage, Inc. (a)	1,229	42,523
RingCentral, Inc. (a)	525	17,903
Splunk, Inc. (a)	522	31,967
SS&C Technologies Holdings, Inc.	3,312	124,465
Tableau Software, Inc. (a)	320	19,843
TeleNav, Inc. (a)	487	3,969
Tyler Technologies, Inc. (a)	232	39,644
Zendesk, Inc. (a)	245	6,365
		744,059
Technology Hardware, Storage & Peripherals - 0.9%
3D Systems Corp. (a)	1,184	24,213
CPI Card Group	408	796
NCR Corp. (a)	800	30,824
Seagate Technology LLC	600	26,142
Stratasys Ltd. (a)	1,434	38,575
Xerox Corp.	1,800	12,726
		133,276

TOTAL INFORMATION TECHNOLOGY		2,744,165

MATERIALS - 4.7%
Chemicals - 1.9%
A. Schulman, Inc.	700	20,510
Axalta Coating Systems (a)	1,441	45,103
Cabot Corp.	486	25,384
Eastman Chemical Co.	564	45,182
Huntsman Corp.	2,422	57,886
Intrepid Potash, Inc. (a)	937	2,005
Methanex Corp.	833	34,360
Orion Engineered Carbons SA	341	5,950
Quaker Chemical Corp.	144	20,072
Trinseo SA	500	32,225
Tronox Ltd. Class A	682	10,366
		299,043
Construction Materials - 0.1%
U.S. Concrete, Inc. (a)	118	7,800
Containers & Packaging - 1.7%
Aptargroup, Inc.	1,062	90,281
Crown Holdings, Inc. (a)	1,197	69,115
Owens-Illinois, Inc. (a)	1,200	27,084
Packaging Corp. of America	638	65,178
Smurfit Kappa Group PLC	358	10,060
		261,718
Metals & Mining - 0.6%
Alcoa Corp.	510	16,799
Century Aluminum Co. (a)	1,272	18,342
Constellium NV (a)	1,710	11,543
Ferroglobe Representation & Warranty Insurance	2,166	0
Reliance Steel & Aluminum Co.	300	21,885
Ryerson Holding Corp. (a)	3,256	27,188
		95,757
Paper & Forest Products - 0.4%
Clearwater Paper Corp. (a)	300	13,905
Kapstone Paper & Packaging Corp.	999	21,109
Mercer International, Inc. (SBI)	604	7,037
P.H. Glatfelter Co.	1,000	18,330
		60,381

TOTAL MATERIALS		724,699

REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.1%
CBL & Associates Properties, Inc.	1,100	8,459
CorEnergy Infrastructure Trust, Inc.	600	21,108
Corrections Corp. of America	300	8,625
EastGroup Properties, Inc.	613	49,923
Gladstone Commercial Corp.	800	16,288
Government Properties Income Trust	1,200	25,920
Hospitality Properties Trust (SBI)	1,200	34,704
Independence Realty Trust, Inc.	2,500	24,025
InfraReit, Inc.	200	3,858
Medical Properties Trust, Inc.	1,900	24,605
Mid-America Apartment Communities, Inc.	450	45,873
National Retail Properties, Inc.	1,308	50,188
National Storage Affiliates Trust	1,570	38,073
Outfront Media, Inc.	1,195	27,306
Piedmont Office Realty Trust, Inc. Class A	1,700	36,023
Preferred Apartment Communities, Inc. Class A	1,100	16,863
RLJ Lodging Trust	1,743	35,470
Sabra Health Care REIT, Inc.	1,800	42,174
Select Income REIT	1,300	31,018
Senior Housing Properties Trust (SBI)	1,900	40,166
Summit Hotel Properties, Inc.	2,200	39,380
WP Glimcher, Inc.	2,200	16,786
		636,835
Real Estate Management & Development - 0.4%
HFF, Inc.	921	28,726
Realogy Holdings Corp.	1,373	41,822
		70,548

TOTAL REAL ESTATE		707,383

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Vonage Holdings Corp. (a)	1,613	11,146
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	2,064	33,168

TOTAL TELECOMMUNICATION SERVICES		44,314

UTILITIES - 1.6%
Electric Utilities - 1.0%
Entergy Corp.	600	47,436
FirstEnergy Corp.	1,100	32,164
Portland General Electric Co.	1,224	57,944
Spark Energy, Inc. Class A,	400	17,540
		155,084
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	1,481	19,031
The AES Corp.	1,700	19,856
		38,887
Multi-Utilities - 0.3%
NorthWestern Energy Corp.	781	48,391

TOTAL UTILITIES		242,362

TOTAL COMMON STOCKS
(Cost $11,955,635)		14,060,547

Equity Funds - 3.8%
Mid-Cap Blend Funds - 3.0%
Fidelity SAI Small-Mid Cap 500 Index Fund (b)	42,991	474,621
Sector Funds - 0.8%
Fidelity SAI Real Estate Index Fund (b)	11,176	120,258
TOTAL EQUITY FUNDS
(Cost $573,523)		594,879
	Principal Amount

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.79% to 0.87% 7/20/17 to 8/10/17 (c)
(Cost $39,948)	40,000	39,944
	Shares	Value

Money Market Funds - 5.2%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72%(d)
(Cost $812,658)	812,658	812,658
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $13,381,764)		15,508,028
NET OTHER ASSETS (LIABILITIES) - 0.1%		15,893
NET ASSETS - 100%		$15,523,921

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
7 ICE Russell 2000 Index Contracts (United States)	June 2017	479,185	$274

The face value of futures purchased as a percentage of Net Assets is 3.1%

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,944.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity SAI Real Estate Index Fund	$124,727	$112	$--	$112	$120,258
Fidelity SAI Small-Mid Cap 500 Index Fund	578,685	305,000	410,000	--	474,621
Total	$703,412	$305,112	$410,000	$112	$594,879

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,009,139	$2,009,139	$--	$--
Consumer Staples	419,466	419,466	--	--
Energy	461,331	461,331	--	--
Financials	2,256,759	2,256,759	--	--
Health Care	1,801,616	1,799,215	--	2,401
Industrials	2,649,313	2,649,313	--	--
Information Technology	2,744,165	2,744,165	--	--
Materials	724,699	724,699	--	--
Real Estate	707,383	707,383	--	--
Telecommunication Services	44,314	44,314	--	--
Utilities	242,362	242,362	--	--
Equity Funds	594,879	594,879	--	--
Other Short-Term Investments	39,944	--	39,944	--
Money Market Funds	812,658	812,658	--	--
Total Investments in Securities:	$15,508,028	$15,465,683	$39,944	$2,401
Derivative Instruments:
Assets
Futures Contracts	$274	$274	$--	$--
Total Assets	$274	$274	$--	$--
Total Derivative Instruments:	$274	$274	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2017, the cost of investment securities for income tax purposes was $13,452,588. Net unrealized appreciation aggregated $2,055,440, of which $2,689,143 related to appreciated investment securities and $633,703 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017